                                                           Annual Report
                                                           as of August 31, 1999


                                   Evergreen
                                        Southern State
                                        Municipal Bond Funds







                     [LOGO OF EVERGREEN FUNDS APPEAR HERE]

                               Table of Contents

Letter to Shareholders.....................................................    1
Evergreen Florida High Income Municipal Bond Fund
   Fund at a Glance........................................................    2
Evergreen Florida Municipal Bond Fund
   Fund at a Glance........................................................    4
Evergreen Georgia Municipal Bond Fund
   Fund at a Glance........................................................    6
Evergreen Maryland Municipal Bond Fund
   Fund at a Glance........................................................    8
Evergreen North Carolina Municipal Bond Fund
   Fund at a Glance........................................................   10
Evergreen South Carolina Municipal Bond Fund
   Fund at a Glance........................................................   12
Evergreen Virginia Municipal Bond Fund
   Fund at a Glance........................................................   14

Financial Highlights
   Evergreen Florida High Income Municipal Bond Fund.......................   16
   Evergreen Florida Municipal Bond Fund...................................   18
   Evergreen Georgia Municipal Bond Fund...................................   20
   Evergreen Maryland Municipal Bond Fund..................................   22
   Evergreen North Carolina Municipal Bond Fund............................   24
   Evergreen South Carolina Municipal Bond Fund............................   26
   Evergreen Virginia Municipal Bond Fund..................................   28
Schedule of Investments
   Evergreen Florida High Income Municipal Bond Fund.......................   30
   Evergreen Florida Municipal Bond Fund...................................   34
   Evergreen Georgia Municipal Bond Fund...................................   39
   Evergreen Maryland Municipal Bond Fund..................................   42
   Evergreen North Carolina Municipal Bond Fund............................   44
   Evergreen South Carolina Municipal Bond Fund............................   47
   Evergreen Virginia Municipal Bond Fund..................................   49
Statements of Assets and Liabilities.......................................   53
Statements of Operations...................................................   54
Statements of Changes in Net Assets........................................   55
Combined Notes to Financial Statements.....................................   58
Independent Auditors Report................................................   70
Additional Information.....................................................   71


                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with over $70 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

              ---------------------------------------------------------------
Mutual Funds: ARE NOT FDIC INSURED  May lose value .  Are not bank guaranteed
              ---------------------------------------------------------------

                           Evergreen Distributor, Inc.
      Evergreen(SM)is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                  October 1999

[PHOTO]

William M. Ennis
President and CEO

Dear Shareholders:

We are pleased to provide the Evergreen Southern State Municipal Bond Funds annual report, which covers the twelve-month period ended August 31, 1999.

Continued Strength in the Domestic Economy

During the first quarter of 1999, a handful of large capitalization growth stocks, technology stocks in particular, continued to dominate market performance. Early in the second quarter, participation broadened to include both value stocks and small company stocks: two areas which had disappointed investors for several years. By the end of the period, however, the overall market began to correct down.

Inflation fears persist, and the Federal Reserve increased interest rates in June and again in late August in an effort to contain stock and bond prices. Investors will watch carefully to see whether there will be a third rate increase later this year. Despite the anxiety over interest rates, many experts agree that the economy is still fundamentally strong, and we remain cautiously optimistic about the prospects for continued growth in the markets.

Year 2000 Preparation/1/

We continue to progress with our preparations for Year 2000. Our aim is to provide uninterrupted service and communication with shareholders through the end of December 1999 and into January 2000. As of the end of October, when this report was finalized, we have completed all the regulatory requirements for testing and certification of our systems. In March, we participated in the industry's "Street Test" with the Securities Industry Association, which helped us evaluate the readiness of one of the industry's critical trading networks. We are confident that our long-term approach to planning and preparation will enable us to continue to deliver the high quality products and services that you have come to expect.

Once again, we remind you to take advantage of your financial advisor's expertise and work together to develop an asset allocation strategy that will help you to meet your investment goals and objectives. Evergreen Funds offers a wide range of funds that includes multiple investment styles to help you find those that will be appropriate for your portfolio.

Thank you for your continued investment in Evergreen Funds.



Sincerely,


/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

/1/ The information above constitutes Year 2000 readiness disclosure.

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund
                     Fund at a Glance as of August 31, 1999

                                    Portfolio
                                 Characteristics
                                 ---------------

Total Net Assets               $460,248,683
Average Credit Quality*                BBB-
Effective Maturity*              19.8 years
Average Duration*                 8.4 years
*unaudited based on 9/30/99 portfolio assets

                           Performance and Returns3

Portfolio Inception Date 6/17/92    Class A   Class B   Class C   Class Y
Class Inception Date                6/17/92   7/10/95    3/6/98   9/20/95
Average Annual Returns*
1 year with sales charge             -4.89%    -5.65%    -1.86%       n/a
1 year w/o sales charge              -0.16%    -0.91%    -0.91%     0.09%
3 years                               4.69%     4.71%     6.01%     6.67%
5 years                               5.88%     5.94%     6.68%     7.13%
Since Portfolio Inception             6.49%     6.75%     7.04%     7.36%
Maximum Sales Charge                  4.75%     5.00%     1.00%       n/a
                                  Front End      CDSC      CDSC
30-day SEC Yield                      5.36%     4.75%     4.89%     5.92%
Taxable Equivalent Yield**            8.87%     7.86%     8.10%     9.80%
12-month income dividends
per share                            $0.57     $0.48     $0.48     $0.60
12-month capital gain distributions
per share                              n/a       n/a       n/a       n/a
Lipper Ranking out of 63 Florida
   Municipal Debt Funds1
   (for the 1 year period ended 8/31/99) 3        14        14         2

 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

 1 Source: Lipper Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ended 8/31/99, the Fund's Class A shares ranked 2 out of 40 Florida Municipal Debt funds tracked by Lipper Inc. Past performance is no guarantee of future results.


                            CURRENT INVESTMENT STYLE2

[GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 8/31/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

2 Source: 1999 Morningstar, Inc.

3 Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Classes A, B, and C are 0.25%, 1.00%, 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower, while returns for Class Y would have been higher.

                                LONG TERM GROWTH

                                    [GRAPH]

           Lehman Brothers      Consumer Price         Evergreen FL
              Municipals           Index - US        High Income Muni A
 6/30/92        10,000               10,000                  9,525
 8/31/92        10,176               10,050                  9,636
 8/31/93        11,444               10,328                 10,997
 8/31/94        11,460               10,628                 11,218
 8/31/95        12,476               10,906                 12,223
 8/31/96        13,129               11,218                 13,009
 8/31/97        14,342               11,469                 14,409
 8/31/98        15,583               11,655                 15,698
 8/31/99        15,668               11,926                 15,672


Comparison of a $10,000 investment in Evergreen Florida High Income Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

                                   EVERGREEN
                     Florida High Income Municipal Bond Fund



                                  Portfolio
                                  Management
                              -------------------

                                    [PHOTO]

                              Richard K. Marrone
                             Tenure: January 1995


The Evergreen Florida High Income Municipal Bond Fund (Class A Shares) posted a -0.16% total return for the fiscal year ended August 31, 1999, unadjusted for any sales charges. This performance ranked in the top 5% (3 out of 63) of Florida municipal bond funds tracked by Lipper Inc., an independent mutual fund rating company.

During the fiscal year, portfolio transactions focused on our two primary objectives: strong yield and price stability. Purchases emphasized higher-yielding securities in order to bolster the Fund's yield. A consequence of this, however, was that we were forced to extend out along the yield curve to get this higher yield. Since there were not a lot of non-rated new issues this summer, we bought long maturities of lower-rated paper to achieve our yield requirements. These securities with long maturities dropped in price as interest rates rose during most of 1999. The net result was more NAV volatility than we normally exhibit and more than we would like. As the late summer progressed, we took steps to correct this as more new issues came to the market. Given the above-average NAV volatility, the Fund still performed well on a relative basis as noted above. We anticipate these adjustments to reflect our shareholders' investment objectives by attempting to construct a portfolio with higher yield, more stable net asset value and a slightly lower duration.

                             PORTFOLIO COMPOSITION
(unaudited based on 9/30/99 portfolio assets)

                                  [PIE CHART]

Community Development -- 26.0%
Housing -- 23.9%
Hospital -- 9.7%
Continuing Care Retirement
Community -- 9.3%
Other -- 8.2%
Industrial Development -- 7.6%
Sales Tax -- 6.5%
Education -- 3.6%
Water & Sewer -- 3.2%
Recreational Facility -- 2.0%


                               PORTFOLIO QUALITY
(unaudited based on 9/30/99 portfolio assets)

                                  [PIE CHART]

Not Rated -- 55.1%
BBB -- 22.1%
AAA -- 12.7%
A -- 10.0%
B -- 0.1%

                                    EVERGREEN
                          Florida Municipal Bond Fund
                     Fund at a Glance as of August 31, 1999

                                  Portfolio
                                Characteristics
                                ---------------

Total Net Assets                    $613,469,422
Average Credit Quality*                      AA+
Effective Maturity*                   14.0 years
Average Duration*                      7.6 years
*unaudited based on 9/30/99 portfolio assets


                           Performance and Returns/3/
Portfolio Inception Date 5/11/88       Class A    Class B    Class C    Class Y
Class Inception Date                   5/11/88    6/30/95    1/26/98    6/30/95
Average Annual Returns*
1 year with sales charge                -5.80%     -6.58%     -2.90%        n/a
1 year w/o sales charge                 -1.07%     -1.97%     -1.97%     -0.99%
3 years                                  3.86%      3.69%      5.03%      5.62%
5 years                                  5.01%      4.94%      5.73%      6.11%
10 years                                 6.59%      6.70%      6.95%      7.14%
Since Portfolio Inception                6.82%      6.92%      7.14%      7.31%
Maximum Sales Charge                     4.75%      5.00%      1.00%        n/a
                                      Front End      CDSC       CDSC
30-day SEC Yield                         4.84%      4.16%      4.16%      5.16%
Taxable Equivalent Yield**               8.01%      6.89%      6.89%      8.54%
12-month income dividends
per share                               $0.46      $0.37      $0.37       $0.47
12-month capital gain distributions
per share                               $0.23      $0.23      $0.23       $0.23
Lipper Ranking out of 63 Florida
   Municipal Debt Funds1
   (for the 1 year period ended 8/31/99)   21         42         42          18

 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

 1 Source: Lipper Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results. For the 5-year period ended 8/31/99, the Fund's Class A Shares ranked 9 out of 40 Florida Municipal Dept funds tracked by Lipper Inc. For the 10-year period ended 8/31/99, the Fund's Class A Shares ranked 1 out of 4 Florida Municipal Debt funds tracked by Lipper Inc.

                           CURRENT INVESTMENT STYLE/2/

[GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 8/31/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/2/ Source: 1999 Morningstar, Inc.

/3/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Classes A, B, and C are 0.25%, 1.00%, 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower, while returns for Class Y would have been higher.

                               LONG TERM GROWTH

                                    [GRAPH]

           Lehman Brothers     Consumer Price    Evergreen FL
              Municipals          Index - US      Muni Bond A
8/31/89         10,000              10,000           9,525
8/31/90         10,643              10,562           9,922
8/31/91         11,898              10,963          11,226
8/31/92         13,197              11,308          12,548
8/31/93         14,840              11,621          14,111
8/31/94         14,861              11,958          14,116
8/31/95         16,179              12,271          15,310
8/31/96         17,026              12,622          16,098
8/31/97         18,600              12,905          17,556
8/31/98         20,208              13,114          19,129
8/31/99         20,319              13,419          18,924


Comparison of a $10,000 investment in Evergreen Florida Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

                                    EVERGREEN
                          Florida Municipal Bond Fund


                                  Portfolio
                                  Management
                              -------------------

                                    [PHOTO]

                              Richard K. Marrone
                             Tenure: January 1997

The Evergreen Florida Municipal Bond Fund (class A shares) posted a -1.07% total return for the twelve month period ended August 31, 1999, unadjusted for any sales charges. It was a difficult period for most fixed income investments as rising interest rates pushed bond prices lower during the period. However, the Fund's 12-month total return ranked in the top 32% of Florida municipal bond funds tracked by Lipper Inc., an independent mutual fund rating company.

Adjustments made to the portfolio during the fiscal year focused on the Fund's two primary objectives: strong yield and price stability. As a result, we sold zero-coupon bonds, while trimming exposure to securities with higher volatility and lower coupon structures. Conversely, we purchased municipal bonds with higher yields, typically securities with intermediate-range maturities. Simply put, these adjustments resulted in a portfolio with higher yield, more stable net asset value and a slightly lower duration.

                             PORTFOLIO COMPOSITION
(unaudited based on 9/30/99 portfolio assets)

                                  [PIE CHART]

Other -- 22.7%
Hospital -- 19.2%
Housing -- 15.5%
Escrow -- 11.1%
Water & Sewer -- 9.2%
Continuing Care Retirement Center -- 5.3%
Public Facility -- 5.0%
Education -- 4.9%
Electric Revenue -- 3.7%
Industrial Development -- 3.4%


                               PORTFOLIO QUALITY
(unaudited based on 9/30/99 portfolio assets)

                                  [PIE CHART]

AAA -- 57.2%
BBB -- 17.4%
AA -- 14.6%
A -- 9.5%
Not Rates -- 1.3%

                                   EVERGREEN
                          Georgia Municipal Bond Fund
                     Fund at a Glance as of August 31, 1999


                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                     $90,593,487
Average Credit Quality*                       AA
Effective Maturity*                   12.2 years
Average Duration*                      7.7 years
*unaudited based on 9/30/99 portfolio assets

                           PERFORMANCE AND RETURNS3

Portfolio Inception Date 7/2/93           Class A       Class B        Class Y
Class Inception Date                       7/2/93        7/2/93        2/28/94
Average Annual Returns*
1 year with sales charge                   -5.26%        -5.96%           n/a
1 year w/o sales charge                    -0.50%        -1.24%        -0.25%
3 years                                     4.15%         4.17%         6.13%
5 years                                     5.26%         5.17%         6.55%
Since Portfolio Inception                   3.90%         4.00%         4.96%
Maximum Sales Charge                        4.75%         5.00%           n/a
                                          Front End       CDSC
30-day SEC Yield                            4.63%         4.03%         5.09%
Taxable Equivalent Yield**                  7.67%         6.67%         8.43%
12-month income dividends
per share                                  $0.49         $0.41         $0.51
12-month capital gain distributions
per share                                  $0.04         $0.04         $0.04
Lipper Ranking out of 34 Georgia
   Municipal Debt Funds1
   (for the 1 year period ended 8/31/99)       5            18             2

 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

 1 Source: Lipper Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results. For the 5-year period ended 8/31/99, the Fund's Class A, B and Y Shares ranked 4, 12 and 2 respectively, out of 24 Georgia Municipal Debt funds tracked by Lipper Inc.

                           CURRENT INVESTMENT STYLE2

[GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 8/31/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

2 Source: 1999 Morningstar, Inc.

3 Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%.

                               LONG TERM GROWTH

                                    [GRAPH]

            Lehman Brothers     Consumer Price     Evergreen GA
               Municipals         Index - US        Muni Bond A

7/31/93          10,000            10,000              9,524
8/31/93          10,208            10,028              9,689
8/31/94          10,223            10,319              9,325
8/31/95          11,129            10,589             10,033
8/31/96          11,712            10,891             10,657
8/31/97          12,794            11,136             11,588
8/31/98          13,901            11,316             12,709
8/31/99          13,977            11,579             12,645

Comparison of a $10,000 investment in Evergreen Georgia Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

                                   EVERGREEN
                           Georgia Municipal Bond Fund

                                  Portfolio
                                  Management
                               ----------------

                                    [PHOTO]

                                Charles Jeanne
                             Tenure: November 1997


The Evergreen Georgia Municipal Bond Fund (Class A shares) posted a total return of -0.50% for the twelve month period ended August 31, 1999, unadjusted for any sales charges. This performance ranked 5 out of 34 Georgia municipal bond funds tracked by Lipper Inc., an independent mutual fund rating company.

Adjustments made during the fiscal year supported our primary strategy of bolstering the Fund's yield. Our income-oriented strategy is also designed to potentially provide a greater degree of price and income stability going forward. The portfolio's duration was strategically reduced during the twelve months as we anticipated--correctly--that interest rates would rise. A shorter duration--7.7 years from 8.3 years--was accomplished primarily by selling longer, higher-duration bonds and replacing them with bonds that have a more defensive structure, with higher coupons and shorter maturities. This duration strategy fueled performance as interest rates rose and allowed us to outperform over 95% of funds in our peer group.

                             PORTFOLIO COMPOSITION
(unaudited based on 9/30/99 portfolio assets)

                                  [PIE CHART]

Hospital -- 18.1%
General Obligation-Local -- 17.2%
Industrial Development -- 15.8%
Other -- 12.3%
Water & Sewer -- 9.3%
Public Facility -- 7.6%
Electric Revenue -- 6.0%
Continuing Care Retirement Center -- 5.6%
Housing -- 4.4%
Airport -- 3.7%


                               PORTFOLIO QUALITY
(unaudited based on 9/30/99 portfolio assets)

                                  [PIE CHART]

AAA -- 56.1%
BBB -- 18.8%
AA -- 11.7%
Not Rated -- 6.8%
A -- 6.6%

                                   EVERGREEN
                         Maryland Municipal Bond Fund
                    Fund at a Glance as of August 31, 1999


                                   Portfolio
                                Characteristics
                                ---------------

                 Total Net Assets                $39,773,055
                 Average Credit Quality*                  AA
                 Effective Maturity*              13.2 years
                 Average Duration*                 7.8 years

                 *unaudited based on 9/30/99 portfolio assets


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/2/
--------------------------------------------------------------------------------

                                   [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 8/31/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/2/Source: 1999 Morningstar, Inc.

/3/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBM10Y is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Historical performance shown for Classes B and C prior to their inception is based on the performance of Class Y, one of the original classes offered along with Class A. These historical returns for Classes B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Classes A, B, and C are 0.25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes Band C would have been lower.

--------------------------------------------------------------------------------
                          Performance and Returns/3/
--------------------------------------------------------------------------------
Portfolio Inception Date 10/30/90        Class A   Class B   Class C    Class Y
Class Inception Date                     10/30/90  3/27/98   12/23/98   10/30/90
Average Annual Returns*
1 year with sales charge                 -5.06%     -5.78%     -1.74%       n/a
1 year w/o sales charge                  -0.29%     -1.04%     -0.79%     -0.04%
3 years                                   2.67%      3.15%      4.27%      4.59%
5 years                                   3.38%      4.00%      4.46%      4.65%
Since Portfolio Inception                 4.72%      5.31%      5.38%      5.49%
Maximum Sales Charge                      4.75%      5.00%      1.00%       n/a
                                         Front End    CDSC       CDSC
30-day SEC Yield                          4.34%      3.80%      3.82%      4.81%
Taxable Equivalent**                      7.19%      6.29%      6.32%      7.96%
12-month dividends
 per share                              $ 0.47     $ 0.39     $ 0.26     $ 0.50
12-month capital gain distributions
per share                               $ 0.09     $ 0.09     $ 0.09     $ 0.09
Lipper Ranking out of 37
   Maryland Municipal Debt Funds/1/
   (for the 1 year period
    ended 8/31/99)                           9         22        n/a          4

 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/ Source: Lipper Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results. For the 5-year period ended 8/31/99, the Fund's Class A and Y Shares ranked 24 and 20 respectively, out of 24 Maryland Municipal Debt funds tracked by Lipper Inc.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

                        Lehman Brothers      Consumer Price      Evergreen MD
                          Municipals           Index - US         Muni Bd A
       10/31/90             10,000               10,000             9,524
        8/31/91             10,974               10,232            10,026
        8/31/92             12,171               10,554            10,914
        8/31/93             13,687               10,846            12,224
        8/31/94             13,707               11,161            12,134
        8/31/95             14,922               11,453            13,012
        8/31/96             15,703               11,781            13,247
        8/31/97             17,155               12,045            14,167
        8/31/98             18,638               12,240            15,172
        8/31/99             18,740               12,524            15,128


Comparison of a $10,000 investment in Evergreen Maryland Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal 10-year Bond Index (LBM10Y) and the Consumer Price Index (CPI).

                                   EVERGREEN
                         Maryland Municipal Bond Fund

                        [PHOTOGRAPH OF CHARLES JEANNE]

                                    Portfolio
                                   Management
                                  ------------
                                 Charles Jeanne
                               Tenure: March 1998


For the twelve month period ended August 31, 1999, the Evergreen Maryland Municipal Bond Fund (Class A shares) posted a -0.29% total return, unadjusted for any sales charges. This performance ranked 9 out of 37 Maryland municipal bond funds tracked by Lipper Inc., an independent mutual fund rating company.

Adjustments made during the fiscal year supported our primary strategy of bolstering the Fund's yield. Our income-oriented strategy is also designed to potentially provide a greater degree of price and income stability going forward. The portfolio's duration was strategically reduced during the twelve months as we anticipated-- correctly--that interest rates would rise. A shorter duration was accomplished primarily by selling longer, higher-duration bonds and replacing them with bonds that have a more defensive structure, with higher coupons and shorter maturities. This duration strategy fueled performance as interest rates rose and allowed us to outperform over 75% of funds in our peer group.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(unaudited based on 9/30/99 portfolio assets)

                                  [PIE CHART]

 .  Other--19.5%
 .  General Obligation-Local--14.1%
 .  Housing--11.3%
 .  Water & Sewer--10.4%
 .  Education--9.4%
 .  Lease Revenue--9.0%
 .  Resource Recovery--7.7%
 .  Hospital--7.3%
 .  General Obligation-State--5.7%
 .  Industrial Development--5.6%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(unaudited based on 9/30/99 portfolio assets)

                                  [PIE CHART]

 .  AAA--33.3%
 .  AA--28.0%
 .  A--20.1%
 .  BBB--11.1%
 .  Not Rated--7.5%

                                   EVERGREEN
                      North Carolina Municipal Bond Fund
                    Fund at a Glance as of August 31, 1999

                                  Portfolio
                                Characteristics
                                ---------------

                       Total Net Assets        $311,507,560
                       Average Credit Quality*           AA
                       Effective Maturity*       13.0 years
                       Average Duration*          7.6 years

                  *unaudited based on 9/30/99 portfolio assets



--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/2/
--------------------------------------------------------------------------------

                                  [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 8/31/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/2/Source: 1999 Morningstar, Inc.

/3/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%.

--------------------------------------------------------------------------------
                           Performance and Returns/3/
--------------------------------------------------------------------------------
Portfolio Inception Date 1/11/93               Class A     Class B     Class Y
Class Inception Date                           1/11/93     1/11/93     2/28/94
Average Annual Returns*
1 year with sales charge                        -5.62%      -6.36%        n/a
1 year w/o sales charge                         -0.92%      -1.66%      -0.68%
3 years                                          4.12%       4.13%       6.10%
5 years                                          5.31%       5.22%       6.60%
Since Portfolio Inception                        4.62%       4.68%       5.61%
Maximum Sales Charge                             4.75%       5.00%        n/a
                                              Front End      CDSC
30-day SEC Yield                                 4.67%       4.15%       5.16%
Taxable Equivalent Yield**                       7.73%       6.87%       8.54%
12-month dividends
per share                                      $ 0.50      $ 0.42      $ 0.53
12-month capital gain distributions
per share                                      $ 0.06      $ 0.06      $ 0.06
Lipper Ranking out of 40 North
   Carolina Municipal Debt Funds/1/
   (for the 1 year period ended 8/31/99)           10          21           7


 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/ Source: Lipper Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results. For the 5-year period ended 8/31/99, the Fund's Class A, B and Y Shares ranked 3, 1 and 11 respectively, out of 28 North Carolina Municipal Debt funds tracked by Lipper Inc.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------
                      Lehman Brothers    Consumer Price    Evergreen NC
                         Municipals        Index - US       Muni Bond A
        1/31/93            10,000            10,000            9,526
        8/31/93            10,822            10,154           10,251
        8/31/94            10,837            10,449            9,879
        8/31/95            11,798            10,722           10,770
        8/31/96            12,416            11,029           11,331
        8/31/97            13,564            11,276           12,363
        8/31/98            14,737            11,459           13,557
        8/31/99            14,817            11,725           13,432


Comparison of a $10,000 investment in Evergreen North Carolina Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

                                   EVERGREEN
                      North Carolina Municipal Bond Fund

                                  Portfolio
                                  Management
                                --------------

                      [PHOTOGRAPH OF RICHARD K. MARRONE]

                               Richard K. Marrone
                              Tenure: January 1993


For the twelve month period ended August 31, 1999, the Evergreen North Carolina
        -------------------
Municipal Bond Fund (Class A shares) posted a -0.92% total return, unadjusted for any sales charges. This performance ranked in the top 20% of North Carolina municipal bond funds tracked by Lipper Inc., an independent mutual fund rating
                                       ---
company. Returns were due, in part, to our decision to reduce duration--from 8.8 years to 7.6 years--during a period in which rates rose.

Adjustments made to the portfolio during the fiscal year focused on the Fund's two primary objectives: strong yield and price stability. As a result, we sold all zero-coupon bonds, while trimming exposure to securities with higher volatility and lower coupon structures. Conversely, we purchased municipal bonds with higher yields, typically securities with intermediate-range maturities. Simply put, these adjustments resulted in a portfolio with higher yield, more stable net asset value and a slightly lower duration.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(unaudited based on 9/30/99 portfolio assets)

                                  [PIE CHART]

 .  Hospital--21.6%
 .  Electric--15.7%
 .  Other--14.3%
 .  General Obligation-Local--11.4%
 .  Housing--9.5%
 .  Industrial Development--6.9%
 .  Airlines--6.6%
 .  Continuing Care Retirement Center--5.8%
 .  Lease Revenue--4.2%
 .  Pre-refunded Bonds--4.0%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(unaudited based on 9/30/99 portfolio assets)

                                  [PIE CHART]

 .  AAA--41.6%
 .  A--21.3%
 .  Not Rated--13.6%
 .  BBB--12.0%
 .  AA--11.6%

                                   EVERGREEN
                      South Carolina Municipal Bond Fund

                    Fund at a Glance as of August 31, 1999

                                    Portfolio
                                 Characteristics
                                 ---------------

                    Total Net Assets            $69,030,798
                    Average Credit Quality*              AA
                    Effective Maturity*          12.7 years
                    Average Duration*             7.9 years
                   *unaudited based on 9/30/99 portfolio assets

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/2/
--------------------------------------------------------------------------------

                                   [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 8/31/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/2/Source: 1999 Morningstar, Inc.

/3/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%.

--------------------------------------------------------------------------------
                          Performance and Returns/3/
--------------------------------------------------------------------------------
Portfolio Inception Date 1/3/94                     Class A   Class B   Class Y
Class Inception Date                                1/3/94   1/3/94     2/28/94
Average Annual Returns*
1 year with sales charge                            -5.28%     -6.01%       n/a
1 year w/o sales charge                             -0.56%     -1.30%     -0.31%
3 years                                              4.00%      3.99%      5.96%
5 years                                              5.78%      5.71%      7.08%
Since Portfolio Inception                            4.01%      4.02%      5.17%
Maximum Sales Charge                                 4.75%      5.00%       n/a
                                                 Front End       CDSC
30-day SEC Yield                                     4.40%      3.46%      4.88%
Taxable Equivalent Yield**                           7.28%      5.73%      8.08%
12-month income dividends
per share                                           $0.46      $0.38      $0.48
12-month capital gain distributions
per share                                           $0.10      $0.10      $0.10
Lipper Ranking out of 15 South Carolina
   Municipal Debt Funds/1/
   (for the 1 year period ended 8/31/99)                2          7          1


 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

 1   Source: Lipper Inc., an
     independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.
     For the 5-year period ended 8/31/99, the Fund's Class A, B and Y Shares ranked 2, 4 and 1 respectively, out of 13 South Carolina Municipal Debt funds tracked by Lipper Inc.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

                    Lehman Brothers     Consumer Price    Evergreen SC
                      Municipals         Index - US       Muni Bond A

        1/31/94          10,000            10,000            9,521
        8/31/94           9,654            10,192            8,847
        8/31/95          10,509            10,458            9,810
        8/31/96          11,060            10,757           10,421
        8/31/97          12,082            10,999           11,393
        8/31/98          13,127            11,176           12,373
        8/31/99          13,199            11,436           12,304


Comparison of a $10,000 investment in Evergreen South Carolina Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

                                   EVERGREEN
                      South Carolina Municipal Bond Fund

                                  Portfolio
                                  Management
                                --------------
                                    [PHOTO]

                                 Charles Jeanne
                              Tenure: January 1997

The Evergreen South Carolina Municipal Bond Fund (Class A shares) posted a total return of -0.56% for the twelve month period ended August 31, 1999, unadjusted for any sales charges. This performance ranked 2 out of 15 South Carolina municipal bond funds tracked by Lipper Inc., an independent mutual fund rating company.

Adjustments made during the fiscal year supported our primary strategy of bolstering the Fund's yield. Our income-oriented strategy is also designed to provide a greater degree of price and income stability going forward. The portfolio's duration was strategically reduced during the twelve months as we anticipated--correctly--that interest rates would rise. A shorter duration--7.9 years from 8.6 years--was accomplished primarily by selling longer, higher-duration bonds and replacing them with bonds that have a more defensive structure, with higher coupons and shorter maturities. This duration strategy fueled performance as interest rates rose and allowed us to outperform all but one of the funds in our peer group.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(unaudited based on 9/30/99 portfolio assets)

                                  [PIE CHART]


Hospital--21.9%
Other--17.5%
General Obligation-Local--14.7%
Electric Revenue--14.4%
Industrial Development--6.4%
Resource Recovery--7.4%
Housing--7.3%
Water & Sewer--4.8%
Port Authority--2.8%
Sale Tax--2.8%

--------------------------------------------------------------------------------
                              PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(unaudited based on 9/30/99 portfolio assets)

                                  [PIE CHART]

AAA--55.0%
AA--20.1%
A--10.8%
BBB--7.6%
 Not Rated--6.5%

                                   EVERGREEN
                         Virginia Municipal Bond Fund

                     Fund at a Glance as of August 31, 1999

                                  Portfolio
                                Characteristics
                                ---------------

           Total Net Assets                               $181,464,714

           Average Credit Quality*                                  AA
           Effective Maturity*                              12.8 years
           Average Duration*                                 7.7 years
          *unaudited based on 9/30/99 portfolio assets

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/2/
--------------------------------------------------------------------------------

                                   [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 8/31/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/2/Source: 1999 Morningstar, Inc.

/3/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. This index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/3/
--------------------------------------------------------------------------------
Portfolio Inception Date 7/2/93                Class A   Class B     Class Y
Class Inception Date                             7/2/93   7/2/93      2/28/94
Average Annual Returns*
1 year with sales charge                         -4.51%     -5.26%       n/a
1 year w/o sales charge                           0.23%     -0.52%      0.48%
3 years                                           4.35%      4.35%      6.31%
5 years                                           5.49%      5.40%      6.78%
Since Portfolio Inception                         4.11%      4.22%      5.18%
Maximum Sales Charge                              4.75%      5.00%       n/a
                                               FrontEnd      CDSC
30-day SEC Yield                                  4.64%      4.11%      5.12%
Taxable Equivalent Yield**                        7.68%      6.80%      8.48%
12-month income dividends per share              $0.49      $0.41      $0.51
12-month capital gains distributions
per share                                        $0.08      $0.08      $0.08
Lipper Ranking out of 35 Virginia
   Municipal Debt Funds1
   (for the 1 year period ended 8/31/99)             2          8          1

 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

 1 Source: Lipper Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

     For the 5-year period ended 8/31/99, the Fund's Class A, B and Y Shares ranked 5, 14 and 4 respectively, out of 26 Virginia Municipal Debt funds tracked by Lipper Inc.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

                      Lehman Brothers       Consumer Price        Evergreen VA
                         Municipals           Index - US           Muni Bond A
                         ----------           ----------           -----------

        7/31/93            10,000               10,000                9,524
        8/31/93            10,208               10,028                9,662
        8/31/94            10,223               10,319                9,342
        8/31/95            11,129               10,589               10,214
        8/31/96            11,712               10,891               10,737
        8/31/97            12,794               11,136               11,708
        8/31/98            13,901               11,316               12,775
        8/31/99            13,977               11,579               12,805


Comparison of a $10,000 investment in Evergreen Virginia Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

                                   EVERGREEN
                      South Carolina Municipal Bond Fund

                                    Portfolio
                                   Management
                                 --------------

                                    [PHOTO]

                                 Charles Jeanne
                                Tenure: July 1993


For the twelve month period ended August 31, 1999, the Evergreen Virginia
        -------------------
Municipal Bond Fund (Class A shares) posted a 0.23% total return, unadjusted for any sales charges. This performance ranked 2 out of 35 Virginia municipal bond funds tracked by Lipper Inc., an independent mutual fund rating company.
                        ---
Adjustments made during the fiscal year supported our primary strategy of bolstering the Fund's yield. Our income-oriented strategy is also designed to provide a greater degree of price and income stability going forward. The portfolio's duration was strategically reduced during the twelve months as we anticipated correctly -- that interest rates would rise. A shorter duration --
7.7 years from 8.3 years was accomplished primarily by selling longer, higher-duration bonds and replacing them with bonds that have a more defensive structure, with higher coupons and shorter maturities. This duration strategy fueled performance as interest rates rose and allowed us to outperform all but one of the funds in our peer group.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(unaudited based on 9/30/99 portfolio assets)

                                  [PIE CHART]

Other--20.1%
General Obligation-Local--16.1%
Housing--14.0%
Public Facility--11.8%
Hospital--8.8%
Transportation--7.3%
Education--7.0%
Water & Sewer--5.8%
Industrial Development--5.2%
Lease Revenue--3.9%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(unaudited based on 9/30/99 portfolio assets)

                                  [PIE CHART]

AA--39.4%
AAA--33.7%
BBB--9.6%
Not Rated--9.0%
A--8.3%

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                     Year Ended August 31,
                          ------------------------------------------------     Year Ended
                            1999       1998      1997     1996    1995 (a)   April 30, 1995
 CLASS A SHARES
 Net asset value,
  beginning of period     $  11.26   $  10.89  $  10.42  $ 10.40  $ 10.16       $ 10.08
                          --------   --------  --------  -------  -------       -------
 Income from investment
  operations
 Net investment income        0.57       0.58      0.62     0.63     0.21          0.65
 Net realized and
  unrealized gains or
  losses on securities       (0.58)      0.37      0.47     0.02     0.24          0.08
                          --------   --------  --------  -------  -------       -------
 Total from investment
  operations                 (0.01)      0.95      1.09     0.65     0.45          0.73
                          --------   --------  --------  -------  -------       -------
 Less distributions to
  shareholders from
 Net investment income       (0.57)     (0.58)    (0.62)   (0.63)   (0.21)        (0.65)
 Net realized gains              0++        0         0        0        0             0
                          --------   --------  --------  -------  -------       -------
 Total distributions to
  shareholders               (0.57)     (0.58)    (0.62)   (0.63)   (0.21)        (0.65)
                          --------   --------  --------  -------  -------       -------
 Net asset value, end of
  period                  $  10.68   $  11.26  $  10.89  $ 10.42  $ 10.40       $ 10.16
                          --------   --------  --------  -------  -------       -------
 Total return*               (0.16%)     8.94%    10.77%    6.42%    4.43%         7.56%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $269,616   $279,079  $119,942  $76,267  $59,551       $65,043
 Ratios to average net
  assets
 Expenses#                    0.86%      0.89%     0.88%    0.85%    1.07%+        0.60%
 Net investment income        5.10%      5.15%     5.86%    6.02%    5.92%+        6.52%
 Portfolio turnover rate        29%        70%       32%      42%      14%           28%

                                         Year Ended August 31,
                               -----------------------------------------------
                                 1999       1998     1997     1996    1995 (b)
 CLASS B SHARES
 Net asset value, beginning
  of period                    $  11.26   $  10.89  $ 10.42  $ 10.40   $10.41
                               --------   --------  -------  -------   ------
 Income from investment
  operations
 Net investment income             0.48       0.50     0.54     0.55     0.08
 Net realized and unrealized
  gains or losses on
  securities                      (0.58)      0.37     0.47     0.02    (0.01)
                               --------   --------  -------  -------   ------
 Total from investment
  operations                      (0.10)      0.87     1.01     0.57     0.07
                               --------   --------  -------  -------   ------
 Less distributions to
  shareholders from
 Net investment income            (0.48)     (0.50)   (0.54)   (0.55)   (0.08)
 Net realized gains                   0++        0        0        0        0
                               --------   --------  -------  -------   ------
 Total distributions to
  shareholders                    (0.48)     (0.50)   (0.54)   (0.55)   (0.08)
                               --------   --------  -------  -------   ------
 Net asset value, end of
  period                       $  10.68   $  11.26  $ 10.89  $ 10.42   $10.40
                               --------   --------  -------  -------   ------
 Total return*                    (0.91%)     8.13%    9.95%    5.63%    0.64%
 Ratios and supplemental data
 Net assets, end of period
  (thousands)                  $130,259   $103,309  $63,475  $19,219   $3,137
 Ratios to average net assets
 Expenses#                         1.61%      1.64%    1.63%    1.59%    1.09%+
 Net investment income             4.34%      4.46%    5.09%    5.27%    3.40%+
 Portfolio turnover rate             29%        70%      32%      42%      14%

(a) For the four months ended August 31, 1995. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 1995.
(b) For the period from July 10, 1995 (commencement of class operations) to August 31, 1995
*   Excluding applicable sales charges.
+   Annualized.
++  Represents an amount less than $0.01 per share.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                 Year Ended August 31,
                                                 -------------------------
                                                   1999        1998 (a)
 CLASS C SHARES
 Net asset value, beginning of period            $    11.26    $    11.11
                                                 ----------    ----------
 Income from investment operations
 Net investment income                                 0.48          0.24
 Net realized and unrealized gains or losses on
  securities                                          (0.58)         0.15
                                                 ----------    ----------
 Total from investment operations                     (0.10)         0.39
                                                 ----------    ----------
 Less distributions to shareholders from
 Net investment income                                (0.48)        (0.24)
 Net realized gains                                       0++           0
                                                 ----------    ----------
 Total distributions to shareholders                  (0.48)        (0.24)
                                                 ----------    ----------
 Net asset value, end of period                  $    10.68    $    11.26
                                                 ----------    ----------
 Total return*                                        (0.91%)        3.50%
 Ratios and supplemental data
 Net assets, end of period (thousands)           $    6,749    $    1,098
 Ratios to average net assets
 Expenses#                                             1.61%         1.65%+
 Net investment income                                 4.31%         4.21%+
 Portfolio turnover rate                                 29%           70%

                                               Year Ended August 31,
                                          -----------------------------------
                                           1999      1998     1997   1996 (b)
 CLASS Y SHARES
 Net asset value, beginning of period     $ 11.26   $ 10.89  $10.42   $10.48
                                          -------   -------  ------   ------
 Income from investment operations
 Net investment income                       0.60      0.61    0.65     0.63
 Net realized and unrealized gains or
  losses on securities                      (0.58)     0.37    0.47    (0.06)
                                          -------   -------  ------   ------
 Total from investment operations            0.02      0.98    1.12     0.57
                                          -------   -------  ------   ------
 Less distributions to shareholders from
 Net investment income                      (0.60)    (0.61)  (0.65)   (0.63)
 Net realized gains                             0++       0       0        0
                                          -------   -------  ------   ------
 Total distributions to shareholders        (0.60)    (0.61)  (0.65)   (0.63)
                                          -------   -------  ------   ------
 Net asset value, end of period           $ 10.68   $ 11.26  $10.89   $10.42
                                          -------   -------  ------   ------
 Total return                                0.09%     9.22%  11.04%    5.54%
 Ratios and supplemental data
 Net assets, end of period (thousands)    $53,624   $29,152  $6,326   $1,970
 Ratios to average net assets
 Expenses#                                   0.62%     0.65%   0.63%    0.59%+
 Net investment income                       5.38%     5.47%   6.08%    6.27%+
 Portfolio turnover rate                       29%       70%     32%      42%

(a) For the period from March 6, 1998 (commencement of class operations) to August 31, 1998.
(b) For the period from September 20, 1995 (commencement of class operations) to August 31, 1996.
*   Excluding applicable sales charges.
+   Annualized.
++  Represents an amount less than $0.01 per share.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Florida Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                       Year Ended August 31,
                          -----------------------------------------------------     Year Ended
                            1999       1998      1997      1996    1995 (a) (b) April 30, 1995 (a)
 CLASS A SHARES
 Net asset value,
  beginning of period     $  10.15   $   9.98  $   9.70  $   9.74    $   9.61        $   9.52
                          --------   --------  --------  --------    --------        --------
 Income from investment
  operations
 Net investment income        0.46       0.48      0.51      0.54        0.19            0.54
 Net realized and
  unrealized gains or
  losses on securities       (0.56)      0.38      0.35     (0.04)       0.22            0.11
                          --------   --------  --------  --------    --------        --------
 Total from investment
  operations                 (0.10)      0.86      0.86      0.50        0.41            0.65
                          --------   --------  --------  --------    --------        --------
 Less distributions to
  shareholders from
 Net investment income       (0.46)     (0.48)    (0.52)    (0.54)      (0.22)          (0.54)
 Net realized gains          (0.23)     (0.21)    (0.06)        0       (0.06)          (0.02)
                          --------   --------  --------  --------    --------        --------
 Total distributions to
  shareholders               (0.69)     (0.69)    (0.58)    (0.54)      (0.28)          (0.56)
                          --------   --------  --------  --------    --------        --------
 Net asset value, end of
  period                  $   9.36   $  10.15  $   9.98  $   9.70    $   9.74        $   9.61
                          --------   --------  --------  --------    --------        --------
 Total return*               (1.07%)     8.96%     9.06%     5.15%       4.20%           7.05%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $137,101   $164,255  $105,673  $115,723    $136,449        $168,542
 Ratios to average net
  assets
 Expenses#                    0.34%      0.46%     0.74%     0.63%       0.82%+          0.61%
 Net investment income        4.71%      4.79%     5.22%     5.46%       4.89%+          5.73%
 Portfolio turnover rate        57%        64%       41%       30%         29%             53%

                                          Year Ended August 31,
                                 ---------------------------------------------
                                  1999      1998     1997     1996    1995 (c)
 CLASS B SHARES
 Net asset value, beginning of
  period                         $ 10.15   $  9.98  $  9.70  $  9.74  $  9.67
                                 -------   -------  -------  -------  -------
 Income from investment
  operations
 Net investment income              0.37      0.38     0.42     0.44     0.07
 Net realized and unrealized
  gains or losses on securities    (0.56)     0.39     0.35    (0.04)    0.10
                                 -------   -------  -------  -------  -------
 Total from investment
  operations                       (0.19)     0.77     0.77     0.40     0.17
                                 -------   -------  -------  -------  -------
 Less distributions to
  shareholders from
 Net investment income             (0.37)    (0.39)   (0.43)   (0.44)   (0.07)
 Net realized gains                (0.23)    (0.21)   (0.06)       0    (0.03)
                                 -------   -------  -------  -------  -------
 Total distributions to
  shareholders                     (0.60)    (0.60)   (0.49)   (0.44)   (0.10)
                                 -------   -------  -------  -------  -------
 Net asset value, end of period  $  9.36   $ 10.15  $  9.98  $  9.70  $  9.74
                                 -------   -------  -------  -------  -------
 Total return*                     (1.97%)    7.97%    8.06%    4.17%    1.49%
 Ratios and supplemental data
 Net assets, end of period
  (thousands)                    $59,783   $66,142  $31,281  $28,849  $27,351
 Ratios to average net assets
 Expenses#                          1.26%     1.36%    1.66%    1.56%    1.44%+
 Net investment income              3.79%     3.88%    4.29%    4.52%    3.22%+
 Portfolio turnover rate              57%       64%      41%      30%      29%

(a) On June 30, 1995, ABT Florida Tax-Free Fund sold substantially all of its net assets to Evergreen Florida Municipal Bond Fund. As ABT Florida Tax-Free Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for periods prior to June 30, 1995 have been carried forward in these financial highlights.
(b) For the four months ended August 31, 1995. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 1995.
(c) For the period from June 30, 1995 (commencement of class operations) to August 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Florida Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                   Year Ended August 31,
                                                 -------------------------
                                                   1999        1998 (a)
 CLASS C SHARES
 Net asset value, beginning of period            $    10.15    $    10.06
                                                 ----------    ----------
 Income from investment operations
 Net investment income                                 0.37          0.23
 Net realized and unrealized gains or losses on
  securities                                          (0.56)         0.09
                                                 ----------    ----------
 Total from investment operations                     (0.19)         0.32
                                                 ----------    ----------
 Less distributions to shareholders from
 Net investment income                                (0.37)            0
 Net realized gains                                   (0.23)        (0.23)
                                                 ----------    ----------
 Total distributions to shareholders                  (0.60)        (0.23)
                                                 ----------    ----------
 Net asset value, end of period                  $     9.36    $    10.15
                                                 ----------    ----------
 Total return*                                        (1.97%)        3.25%
 Ratios and supplemental data
 Net assets, end of period (thousands)           $    9,111    $    8,963
 Ratios to average net assets
  Expenses#                                            1.26%         1.29%+
 Net investment income                                 3.79%         3.86%+
 Portfolio turnover rate                                 57%           64%

                                            Year Ended August 31,
                               -----------------------------------------------
                                 1999       1998     1997     1996    1995 (b)
 CLASS Y SHARES
 Net asset value, beginning
  of period                    $  10.15   $   9.98  $  9.70  $  9.74   $ 9.67
                               --------   --------  -------  -------   ------
 Income from investment
  operations
 Net investment income             0.47       0.48     0.52     0.53     0.09
 Net realized and unrealized
  gains or losses on
  securities                      (0.56)      0.39     0.35    (0.03)    0.10
                               --------   --------  -------  -------   ------
 Total from investment
  operations                      (0.09)      0.87     0.87     0.50     0.19
                               --------   --------  -------  -------   ------
 Less distributions to
  shareholders from
 Net investment income            (0.47)     (0.49)   (0.53)   (0.54)   (0.09)
 Net realized gains               (0.23)     (0.21)   (0.06)       0    (0.03)
                               --------   --------  -------  -------   ------
 Total distributions to
  shareholders                    (0.70)     (0.70)   (0.59)   (0.54)   (0.12)
                               --------   --------  -------  -------   ------
 Net asset value, end of
  period                       $   9.36   $  10.15  $  9.98  $  9.70   $ 9.74
                               --------   --------  -------  -------   ------
 Total return                     (0.99%)     9.05%    9.14%    5.22%    1.67%
 Ratios and supplemental data
 Net assets, end of period
  (thousands)                  $407,474   $418,847  $24,850  $12,259   $3,602
 Ratios to average net assets
  Expenses#                        0.26%      0.33%    0.67%    0.57%    0.59%+
  Net investment income            4.79%      4.85%    5.27%    5.55%    4.93%+
 Portfolio turnover rate             57%        64%      41%      30%      29%

(a) For the period from January 26, 1998 (commencement of class operations) to August 31, 1998.
(b) For the period from June 30, 1995 (commencement of class operations) to August 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Georgia Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                 Year Ended August 31,
                          -----------------------------------------     Year Ended
                           1999     1998    1997    1996   1995 (a)  December 31, 1994
 CLASS A SHARES
 Net asset value,
  beginning of period     $10.35   $ 9.90  $ 9.57  $ 9.47   $ 8.74        $10.19
                          ------   ------  ------  ------   ------        ------
 Income from investment
  operations
 Net investment income      0.49     0.49    0.49    0.48     0.33          0.48
 Net realized and
  unrealized gains or
  losses on securities     (0.53)    0.45    0.33    0.10     0.73         (1.45)
                          ------   ------  ------  ------   ------        ------
 Total from investment
  operations               (0.04)    0.94    0.82    0.58     1.06         (0.97)
                          ------   ------  ------  ------   ------        ------
 Less distributions to
  shareholders from
 Net investment income     (0.49)   (0.49)  (0.49)  (0.48)   (0.33)        (0.48)
 Net realized gains        (0.04)       0       0       0        0             0
                          ------   ------  ------  ------   ------        ------
 Total distributions to
  shareholders             (0.53)   (0.49)  (0.49)  (0.48)   (0.33)        (0.48)
                          ------   ------  ------  ------   ------        ------
 Net asset value, end of
  period                  $ 9.78   $10.35  $ 9.90  $ 9.57   $ 9.47        $ 8.74
                          ------   ------  ------  ------   ------        ------
 Total return*             (0.50%)   9.67%   8.73%   6.22%   12.28%        (9.64%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $4,358   $3,932  $2,201  $1,954   $2,098        $1,387
 Ratios to average net
  assets
  Expenses#                 0.51%    0.57%   0.94%   0.88%    0.71%+        0.53%
  Net investment income     4.76%    4.81%   5.00%   4.96%    5.39%+        5.26%
 Portfolio turnover rate      34%      50%     32%     21%      91%          147%

                                   Year Ended August 31,
                          --------------------------------------------     Year Ended
                           1999      1998     1997     1996   1995 (a)  December 31, 1994
 CLASS B SHARES
 Net asset value,
  beginning of period     $ 10.35   $  9.90  $  9.57  $ 9.47   $ 8.74        $ 10.19
                          -------   -------  -------  ------   ------        -------
 Income from investment
  operations
 Net investment income       0.41      0.41     0.41    0.41     0.28           0.43
 Net realized and
  unrealized gains or
  losses on securities      (0.53)     0.45     0.33    0.10     0.73          (1.45)
                          -------   -------  -------  ------   ------        -------
 Total from investment
  operations                (0.12)     0.86     0.74    0.51     1.01          (1.02)
                          -------   -------  -------  ------   ------        -------
 Less distributions to
  shareholders from
 Net investment income      (0.41)    (0.41)   (0.41)  (0.41)   (0.28)         (0.43)
 Net realized gains         (0.04)        0        0       0        0              0
                          -------   -------  -------  ------   ------        -------
 Total distributions to
  shareholders              (0.45)    (0.41)   (0.41)  (0.41)   (0.28)         (0.43)
                          -------   -------  -------  ------   ------        -------
 Net asset value, end of
  period                  $  9.78   $ 10.35  $  9.90  $ 9.57   $ 9.47        $  8.74
                          -------   -------  -------  ------   ------        -------
 Total return*              (1.24%)    8.86%    7.93%   5.44%   11.72%        (10.15%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $14,244   $12,559  $10,870  $9,271   $7,538        $ 6,912
 Ratios to average net
  assets
 Expenses#                   1.26%     1.34%    1.69%   1.63%    1.46%+         1.13%
 Net investment income       4.01%     4.06%    4.25%   4.21%    4.64%+         4.66%
 Portfolio turnover rate       34%       50%      32%     21%      91%           147%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Georgia Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                  Year Ended August 31,
                          -------------------------------------------      Period Ended
                           1999      1998     1997    1996   1995(a)   December 31, 1994(b)
 CLASS Y SHARES
 Net asset value,
  beginning of period     $ 10.35   $  9.90  $ 9.57  $ 9.47   $ 8.74          $ 9.83
                          -------   -------  ------  ------   ------          ------
 Income from investment
  operations
 Net investment income       0.51      0.51    0.51    0.50     0.35            0.42
 Net realized and
  unrealized gains or
  losses on securities      (0.53)     0.45    0.33    0.10     0.73           (1.09)
                          -------   -------  ------  ------   ------          ------
 Total from investment
  operations                (0.02)     0.96    0.84    0.60     1.08           (0.67)
                          -------   -------  ------  ------   ------          ------
 Less distributions to
  shareholders from
 Net investment income      (0.51)    (0.51)  (0.51)  (0.50)   (0.35)          (0.42)
 Net realized gains         (0.04)        0       0       0        0               0
                          -------   -------  ------  ------   ------          ------
 Total distributions to
  shareholders              (0.55)    (0.51)  (0.51)  (0.50)   (0.35)          (0.42)
                          -------   -------  ------  ------   ------          ------
 Net asset value, end of
  period                  $  9.78   $ 10.35  $ 9.90  $ 9.57   $ 9.47          $ 8.74
                          -------   -------  ------  ------   ------          ------
 Total return               (0.25%)    9.94%   9.00%   6.48%   12.47%          (6.86%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $71,992   $67,630  $1,180  $1,620   $1,339          $  284
 Ratios to average net
  assets
 Expenses#                   0.26%     0.24%   0.69%   0.63%    0.46%+          0.31%+
 Net investment income       5.02%     5.09%   5.25%   5.21%    5.64%+          5.68%+
 Portfolio turnover rate       34%       50%     32%     21%      91%            147%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from February 28, 1994, (commencement of class operations) to December 31, 1994.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Maryland Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Year Ended August 31,             Year Ended September 30,
                          ---------------------------  --------------------------------------
                            1999       1998(a)(b)      1997(a)   1996(a)   1995(a)   1994(a)
 CLASS A SHARES
 Net asset value,
  beginning of period     $    11.16     $    10.91    $ 10.56   $ 10.69   $ 10.17   $ 11.24
                          ----------     ----------    -------   -------   -------   -------
 Income from investment
  operations
 Net investment income          0.47           0.36       0.37      0.38      0.40      0.45
 Net realized and
  unrealized gains or
  losses on securities         (0.49)          0.25       0.35     (0.13)     0.54     (0.97)
                          ----------     ----------    -------   -------   -------   -------
 Total from investment
  operations                   (0.02)          0.61       0.72      0.25      0.94     (0.52)
                          ----------     ----------    -------   -------   -------   -------
 Less distributions to
  shareholders from
 Net investment income         (0.47)         (0.36)     (0.37)    (0.38)    (0.40)    (0.45)
 Net realized gains            (0.09)             0          0         0     (0.02)    (0.10)
                          ----------     ----------    -------   -------   -------   -------
 Total distributions to
  shareholders                 (0.56)         (0.36)     (0.37)    (0.38)    (0.42)    (0.55)
                          ----------     ----------    -------   -------   -------   -------
 Net asset value, end of
  period                  $    10.58     $    11.16    $ 10.91   $ 10.56   $ 10.69   $ 10.17
                          ----------     ----------    -------   -------   -------   -------
 Total return*                 (0.29%)         5.70%      6.92%     2.36%     9.81%    (4.74%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)         $23,114        $24,754    $27,786   $31,284   $32,172   $34,580
 Ratios to average net
  assets
 Expenses#                      0.79%          1.52%+     1.69%     1.43%     1.24%     1.17%
 Net investment income          4.27%          3.56%+     3.45%     3.57%     4.24%     4.22%
 Portfolio turnover rate          40%            37%        13%      138%       21%       27%

                                                 Year Ended August 31,
                                                 -------------------------
                                                   1999         1998(c)
 CLASS B SHARES
 Net asset value, beginning of period            $    11.16    $    10.99
                                                 ----------    ----------
 Income from investment operations
 Net investment income                                 0.39          0.16
 Net realized and unrealized gains or losses on
  securities                                          (0.49)         0.17
                                                 ----------    ----------
 Total from investment operations                     (0.10)         0.33
                                                 ----------    ----------
 Less distributions to shareholders from
 Net investment income                                (0.39)        (0.16)
 Net realized gains                                   (0.09)            0
                                                 ----------    ----------
 Total distributions to shareholders                  (0.48)        (0.16)
                                                 ----------    ----------
 Net asset value, end of period                  $    10.58    $    11.16
                                                 ----------    ----------
 Total return*                                        (1.04%)        2.99%
 Ratios and supplemental data
 Net assets, end of period (thousands)           $    3,440    $      990
 Ratios to average net assets
 Expenses#                                             1.55%         1.49%+
 Net investment income                                 3.49%         3.41%+
 Portfolio turnover rate                                 40%           37%

(a) On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substan-tially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these fi-nancial highlights.
(b) For the eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31, effective August 31, 1998.
(c) For the period from March 27, 1998 (commencement of class operations) to August 31, 1998.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Maryland Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                               Period Ended
                                                            August 31, 1999 (c)
 CLASS C SHARES
 Net asset value, beginning of period                             $11.11
                                                                  ------
 Income from investment operations
 Net investment income                                              0.26
 Net realized and unrealized gains or losses on securities         (0.53)
                                                                  ------
 Total from investment operations                                  (0.27)
                                                                  ------
 Less distributions to shareholders from
 Net investment income                                             (0.26)
 Net realized gains                                                    0
                                                                  ------
 Total distributions to shareholders                               (0.26)
                                                                  ------
 Net asset value, end of period                                   $10.58
                                                                  ------
 Total return*                                                     (2.48%)
 Ratios and supplemental data
 Net assets, end of period (thousands)                            $   30
 Ratios to average net assets
  Expenses#                                                         1.55%+
  Net investment income                                             3.51%+
 Portfolio turnover rate                                              40%

                              Year Ended August 31,          Year Ended September 30,
                          ----------------------------  -----------------------------------
                            1999        1998 (a) (b)    1997 (a) 1996 (a) 1995 (a) 1994 (a)
 CLASS Y SHARES
 Net asset value,
  beginning of period     $     11.16      $    10.91    $10.56   $10.69   $10.17  $ 11.24
                          -----------      ----------    ------   ------   ------  -------
 Income from investment
  operations
 Net investment income           0.50            0.39      0.40     0.41     0.42     0.48
 Net realized and
  unrealized gains or
  losses on securities          (0.49)           0.25      0.35    (0.13)    0.54    (0.97)
                          -----------      ----------    ------   ------   ------  -------
 Total from investment
  operations                     0.01            0.64      0.75     0.28     0.96    (0.49)
                          -----------      ----------    ------   ------   ------  -------
 Less distributions to
  shareholders from
 Net investment income          (0.50)          (0.39)    (0.40)   (0.41)   (0.42)   (0.48)
 Net realized gains             (0.09)              0         0        0    (0.02)   (0.10)
                          -----------      ----------    ------   ------   ------  -------
 Total distributions to
  shareholders                  (0.59)          (0.39)    (0.40)   (0.41)   (0.44)   (0.58)
                          -----------      ----------    ------   ------   ------  -------
 Net asset value, end of
  period                  $     10.58      $    11.16    $10.91   $10.56   $10.69  $ 10.17
                          -----------      ----------    ------   ------   ------  -------
 Total return                   (0.04%)          5.94%     7.19%    2.61%   10.09%   (4.50%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $    13,190      $    5,229    $5,683   $8,889   $9,447  $11,301
 Ratios to average net
  assets
  Expenses#                      0.55%           1.25%+    1.44%    1.18%    0.99%    0.92%
  Net investment income          4.55%           3.83%+    3.70%    3.82%    4.49%    4.46%
 Portfolio turnover rate           40%             37%       13%     138%      21%      27%

(a) On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substan-tially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these fi-nancial highlights.
(b) For the eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31, effective August 31, 1998.
(c) For the period from December 23, 1998 (commencement of class operations) to August 31, 1999.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       North Carolina Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                  Year Ended August 31,
                          -------------------------------------------     Year Ended
                           1999      1998     1997    1996   1995 (a)  December 31, 1994
 CLASS A SHARES
 Net asset value,
  beginning of period     $ 10.84   $ 10.37  $ 9.98  $ 9.95   $ 9.16        $10.61
                          -------   -------  ------  ------   ------        ------
 Income from investment
  operations
 Net investment income       0.50      0.51    0.49    0.49     0.33          0.49
 Net realized and
  unrealized gains or
  losses on securities      (0.59)     0.47    0.40    0.02     0.79         (1.45)
                          -------   -------  ------  ------   ------        ------
 Total from investment
  operations                (0.09)     0.98    0.89    0.51     1.12         (0.96)
                          -------   -------  ------  ------   ------        ------
 Less distributions to
  shareholders from
 Net investment income      (0.50)    (0.51)  (0.50)  (0.48)   (0.33)        (0.49)
 Net realized gains         (0.06)        0       0       0        0             0
                          -------   -------  ------  ------   ------        ------
 Total distributions to
  shareholders              (0.56)    (0.51)  (0.50)  (0.48)   (0.33)        (0.49)
                          -------   -------  ------  ------   ------        ------
 Net asset value, end of
  period                  $ 10.19   $ 10.84  $10.37  $ 9.98   $ 9.95        $ 9.16
                          -------   -------  ------  ------   ------        ------
 Total return*              (0.92%)    9.66%   9.11%   5.21%   12.34%        (9.12%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $17,990   $15,768  $8,115  $7,989   $8,279        $7,979
 Ratios to average net
  assets
  Expenses#                  0.49%     0.56%   1.11%   1.08%    0.92%+        0.79%
  Net investment income      4.72%     4.81%   4.77%   4.81%    5.09%+        5.11%
 Portfolio turnover rate       41%       53%     50%     86%     117%          126%

                                   Year Ended August 31,
                          ---------------------------------------------      Year Ended
                           1999      1998     1997     1996    1995 (a)   December 31, 1994
 CLASS B SHARES
 Net asset value,
  beginning of period     $ 10.84   $ 10.37  $  9.98  $  9.95  $  9.16         $ 10.61
                          -------   -------  -------  -------  -------         -------
 Income from investment
  operations
 Net investment income       0.42      0.43     0.41     0.42     0.28            0.44
 Net realized and
  unrealized gains or
  losses on securities      (0.59)     0.47     0.40     0.02     0.79           (1.45)
                          -------   -------  -------  -------  -------         -------
 Total from investment
  operations                (0.17)     0.90     0.81     0.44     1.07           (1.01)
                          -------   -------  -------  -------  -------         -------
 Less distributions to
  shareholders from
 Net investment income      (0.42)    (0.43)   (0.42)   (0.41)   (0.28)          (0.44)
 Net realized gains         (0.06)        0        0        0        0               0
                          -------   -------  -------  -------  -------         -------
 Total distributions to
  shareholders              (0.48)    (0.43)   (0.42)   (0.41)   (0.28)          (0.44)
                          -------   -------  -------  -------  -------         -------
 Net asset value, end of
  period                  $ 10.19   $ 10.84  $ 10.37  $  9.98  $  9.95         $  9.16
                          -------   -------  -------  -------  -------         -------
 Total return*              (1.66%)    8.85%    8.30%    4.42%   11.78%          (9.64%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $46,042   $49,320  $48,198  $49,382  $49,040         $44,616
 Ratios to average net
  assets
  Expenses#                  1.23%     1.33%    1.86%    1.83%    1.67%+          1.37%
  Net investment income      3.96%     4.07%    4.02%    4.06%    4.34%+          4.53%
 Portfolio turnover rate       41%       53%      50%      86%     117%            126%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                      See Combined Notes to Financial Statements.

                                   EVERGREEN
                       North Carolina Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                   Year Ended August 31,
                          ---------------------------------------------      Period Ended
                            1999       1998     1997    1996   1995 (a)  December 31, 1994 (b)
 CLASS Y SHARES
 Net asset value,
  beginning of period     $  10.84   $  10.37  $ 9.98  $ 9.95   $ 9.16          $10.31
                          --------   --------  ------  ------   ------          ------
 Income from investment
  operations
 Net investment income        0.52       0.54    0.51    0.51     0.35            0.43
 Net realized and
  unrealized gains or
  losses on securities       (0.58)      0.47    0.41    0.03     0.79           (1.15)
                          --------   --------  ------  ------   ------          ------
 Total from investment
  operations                 (0.06)      1.01    0.92    0.54     1.14           (0.72)
                          --------   --------  ------  ------   ------          ------
 Less distributions to
  shareholders from
 Net investment income       (0.53)     (0.54)  (0.53)  (0.51)   (0.35)          (0.43)
 Net realized gains          (0.06)         0       0       0        0               0
                          --------   --------  ------  ------   ------          ------

 Total distributions to
  shareholders               (0.59)     (0.54)  (0.53)  (0.51)   (0.35)          (0.43)
                          --------   --------  ------  ------   ------          ------
 Net asset value, end of
  period                  $  10.19   $  10.84  $10.37  $ 9.98   $ 9.95          $ 9.16
                          --------   --------  ------  ------   ------          ------
 Total return                (0.68%)     9.93%   9.39%   5.47%   12.52%          (7.01%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $247,475   $256,231  $4,042  $3,771   $1,006          $  642
 Ratios to average net
  assets
 Expenses#                    0.23%      0.20%   0.86%   0.84%    0.67%+          0.59%+
 Net investment income        4.96%      5.04%   5.02%   5.05%    5.34%+          5.58%+
 Portfolio turnover rate        41%        53%     50%     86%     117%            126%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
+   Annualized.
# The ratio of expenses to average net assets excludes for credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       South Carolina Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                 Year Ended August 31,
                          -----------------------------------------      Period Ended
                           1999     1998    1997    1996   1995 (a)  December 31, 1994 (b)
 CLASS A SHARES
 Net asset value,
  beginning of period     $10.44   $10.08  $ 9.69  $ 9.59   $ 8.62          $10.00
                          ------   ------  ------  ------   ------          ------
 Income from investment
  operations
 Net investment income      0.46     0.46    0.48    0.49     0.34            0.46
 Net realized and
  unrealized gains or
  losses on securities     (0.50)    0.39    0.40    0.10     0.97           (1.38)
                          ------   ------  ------  ------   ------          ------
 Total from investment
  operations               (0.04)    0.85    0.88    0.59     1.31           (0.92)
                          ------   ------  ------  ------   ------          ------
 Less distributions to
  shareholders from
 Net investment income     (0.46)   (0.46)  (0.48)  (0.49)   (0.34)          (0.46)
 Net realized gains        (0.10)   (0.03)  (0.01)      0        0               0
                          ------   ------  ------  ------   ------          ------
 Total distributions to
  shareholders             (0.56)   (0.49)  (0.49)  (0.49)   (0.34)          (0.46)
                          ------   ------  ------  ------   ------          ------
 Net asset value, end of
  period                  $ 9.84   $10.44  $10.08  $ 9.69   $ 9.59          $ 8.62
                          ------   ------  ------  ------   ------          ------
 Total return*             (0.56%)   8.60%   9.33%   6.23%   15.35%          (9.32%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $2,324   $1,744  $1,025  $  841   $  610          $  312
 Ratios to average net
  assets
 Expenses#                  0.70%    0.77%   0.98%   0.86%    0.53%+          0.25%+
 Net investment income      4.43%    4.56%   4.87%   4.98%    5.41%+          5.57%+
 Portfolio turnover rate      35%      31%     62%     37%      66%             23%

                                 Year Ended August 31,
                          -----------------------------------------      Period Ended
                           1999     1998    1997    1996   1995 (a)  December 31, 1994 (b)
 CLASS B SHARES
 Net asset value,
  beginning of period     $10.44   $10.08  $ 9.69  $ 9.59   $ 8.62          $10.00
                          ------   ------  ------  ------   ------          ------
 Income from investment
  operations
 Net investment income      0.38     0.38    0.41    0.41     0.29            0.41
 Net realized and
  unrealized gains or
  losses on securities     (0.50)    0.39    0.40    0.10     0.97           (1.38)
                          ------   ------  ------  ------   ------          ------
 Total from investment
  operations               (0.12)    0.77    0.81    0.51     1.26           (0.97)
                          ------   ------  ------  ------   ------          ------
 Less distributions to
  shareholders from
 Net investment income     (0.38)   (0.38)  (0.41)  (0.41)   (0.29)          (0.41)
 Net realized gains        (0.10)   (0.03)  (0.01)      0        0               0
                          ------   ------  ------  ------   ------          ------
 Total distributions to
  shareholders             (0.48)   (0.41)  (0.42)  (0.41)   (0.29)          (0.41)
                          ------   ------  ------  ------   ------          ------
 Net asset value, end of
  period                  $ 9.84   $10.44  $10.08  $ 9.69   $ 9.59          $ 8.62
                          ------   ------  ------  ------   ------          ------
 Total return*             (1.30%)   7.79%   8.52%   5.43%   14.77%          (9.83%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $5,393   $4,542  $4,734  $4,282   $3,542          $2,456
 Ratios to average net
  assets
 Expenses#                  1.45%    1.53%   1.73%   1.61%    1.28%+          0.87%+
 Net investment income      3.68%    3.76%   4.13%   4.23%    4.66%+          4.88%+
 Portfolio turnover rate      35%      31%     62%     37%      66%             23%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from January 3, 1994 (commencement of class operations) to December 31, 1994.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       South Carolina Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                  Year Ended August 31,
                          -------------------------------------------      Period Ended
                           1999      1998     1997    1996   1995 (a)  December 31, 1994 (b)
 CLASS Y SHARES
 Net asset value,
  beginning of period     $ 10.44   $ 10.08  $ 9.69  $ 9.59   $ 8.62          $ 9.74
                          -------   -------  ------  ------   ------          ------
 Income from investment
  operations
 Net investment income       0.48      0.48    0.51    0.51     0.35            0.43
 Net realized and
  unrealized gains or
  losses on securities      (0.50)     0.40    0.40    0.10     0.97           (1.12)
                          -------   -------  ------  ------   ------          ------
 Total from investment
  operations                (0.02)     0.88    0.91    0.61     1.32           (0.69)
                          -------   -------  ------  ------   ------          ------

 Less distributions to
  shareholders from
 Net investment income      (0.48)    (0.49)  (0.51)  (0.51)   (0.35)          (0.43)
 Net realized gains         (0.10)    (0.03)  (0.01)      0        0               0
                          -------   -------  ------  ------   ------          ------
 Total distributions to
  shareholders              (0.58)    (0.52)  (0.52)  (0.51)   (0.35)          (0.43)
                          -------   -------  ------  ------   ------          ------
 Net asset value, end of
  period                  $  9.84   $ 10.44  $10.08  $ 9.69   $ 9.59          $ 8.62
                          -------   -------  ------  ------   ------          ------
 Total return               (0.31%)    8.87%   9.60%   6.49%   15.54%          (7.12%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $61,314   $66,303  $7,012  $4,555   $1,673          $   92
 Ratios to average net
  assets
 Expenses#                   0.45%     0.46%   0.73%   0.62%    0.28%+          0.00%+
 Net investment income       4.69%     4.71%   5.12%   5.22%    5.66%+          5.92%+
 Portfolio turnover rate       35%       31%     62%     37%      66%             23%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Virginia Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                  Year Ended August 31,
                          ------------------------------------------     Year Ended
                           1999     1998     1997    1996   1995 (a)  December 31, 1994
 CLASS A SHARES
 Net asset value,
  beginning of period     $ 10.46  $ 10.05  $ 9.68  $ 9.67   $ 8.85        $10.19
                          -------  -------  ------  ------   ------        ------
 Income from investment
  operations
 Net investment income       0.49     0.48    0.50    0.48     0.33          0.47
 Net realized and
  unrealized gains or
  losses on securities      (0.45)    0.42    0.37    0.01     0.82         (1.34)
                          -------  -------  ------  ------   ------        ------
 Total from investment
  operations                 0.04     0.90    0.87    0.49     1.15         (0.87)
                          -------  -------  ------  ------   ------        ------
 Less distributions to
  shareholders from
 Net investment income      (0.49)   (0.49)  (0.50)  (0.48)   (0.33)        (0.47)
 Net realized gains         (0.08)       0       0       0        0             0
                          -------  -------  ------  ------   ------        ------
 Total distributions to
  shareholders              (0.57)   (0.49)  (0.50)  (0.48)   (0.33)        (0.47)
                          -------  -------  ------  ------   ------        ------
 Net asset value, end of
  period                  $  9.93  $ 10.46  $10.05  $ 9.68   $ 9.67        $ 8.85
                          -------  -------  ------  ------   ------        ------
 Total return*               0.23%    9.12%   9.05%   5.12%   13.09%        (8.60%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $50,341  $54,298  $2,934  $2,892   $1,983        $1,606
 Ratios to average net
  assets
 Expenses#                   0.51%    0.50%   1.03%   0.93%    0.72%+        0.53%
 Net investment income       4.70%    4.71%   4.95%   4.83%    5.17%+        5.11%
 Portfolio turnover rate       31%      46%     72%     68%      87%           59%

                                  Year Ended August 31,
                          ------------------------------------------     Year Ended
                           1999      1998    1997    1996   1995 (a)  December 31, 1994
 CLASS B SHARES
 Net asset value,
  beginning of period     $ 10.46   $10.05  $ 9.68  $ 9.67   $ 8.85        $10.19
                          -------   ------  ------  ------   ------        ------
 Income from investment
  operations
 Net investment income       0.41     0.41    0.41    0.41     0.28          0.42
 Net realized and
  unrealized gains or
  losses on securities      (0.45)    0.41    0.37    0.01     0.82         (1.34)
                          -------   ------  ------  ------   ------        ------
 Total from investment
  operations                (0.04)    0.82    0.78    0.42     1.10         (0.92)
                          -------   ------  ------  ------   ------        ------
 Less distributions to
  shareholders from
 Net investment income      (0.41)   (0.41)  (0.41)  (0.41)   (0.28)        (0.42)
 Net realized gains         (0.08)       0       0       0        0             0
                          -------   ------  ------  ------   ------        ------
 Total distributions to
  shareholders              (0.49)   (0.41)  (0.41)  (0.41)   (0.28)        (0.42)
                          -------   ------  ------  ------   ------        ------
 Net asset value, end of
  period                  $  9.93   $10.46  $10.05  $ 9.68   $ 9.67        $ 8.85
                          -------   ------  ------  ------   ------        ------
 Total return*              (0.52%)   8.31%   8.24%   4.34%   12.53%        (9.13%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $15,403   $8,935  $6,695  $5,963   $5,083        $3,817
 Ratios to average net
  assets
 Expenses#                   1.26%    1.35%   1.79%   1.68%    1.47%+        1.12%
 Net investment income       3.93%    3.99%   4.21%   4.09%    4.42%+        4.54%
 Portfolio turnover rate       31%      46%     72%     68%      87%           59%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Virginia Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                  Year Ended August 31,
                         ---------------------------------------------      Period Ended
                           1999       1998     1997    1996   1995 (a)  December 31, 1994 (b)
CLASS Y SHARES
Net asset value,
 beginning of period     $  10.46   $  10.05  $ 9.68  $ 9.67   $ 8.85           $9.83
                         --------   --------  ------  ------   ------           -----
Income from investment
 operations
Net investment income        0.51++     0.51    0.51    0.50     0.34            0.41
Net realized and
 unrealized gains or
 losses on securities       (0.45)      0.41    0.37    0.01     0.82           (0.98)
                         --------   --------  ------  ------   ------           -----
Total from investment
 operations                  0.06       0.92    0.88    0.51     1.16           (0.57)
                         --------   --------  ------  ------   ------           -----

Less distributions to
 shareholders from
Net investment income       (0.51)     (0.51)  (0.51)  (0.50)   (0.34)          (0.41)
Net realized gains          (0.08)         0       0       0        0               0
                         --------   --------  ------  ------   ------           -----
Total distributions to
 shareholders               (0.59)     (0.51)  (0.51)  (0.50)   (0.34)          (0.41)
                         --------   --------  ------  ------   ------           -----
Net asset value, end of
 period                  $   9.93   $  10.46  $10.05  $ 9.68   $ 9.67           $8.85
                         --------   --------  ------  ------   ------           -----
Total return                 0.48%      9.39%   9.32%   5.38%   13.28%          (5.80%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $115,720   $105,931  $6,195  $4,266   $  965           $ 344
Ratios to average net
 assets
 Expenses#                   0.26%      0.25%   0.79%   0.70%    0.47%+          0.28%+
 Net investment income       4.95%      4.98%   5.27%   5.05%    5.42%+          5.54%+
Portfolio turnover rate        31%        46%     72%     68%      87%             59%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
+   Annualized.
++  Calculation based on average shares outstanding.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund

                            Schedule of Investments
                                August 31, 1999

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 97.4%
             California - 1.8%
             Heritage Pines, CA CDA RB:
 $ 2,720,000 Ser. A,
             6.10%, 5/1/2020....................................   $  2,580,682
   6,140,000 Ser. B,
             5.50%, 5/1/2005....................................      5,966,606
                                                                   ------------
                                                                      8,547,288
                                                                   ------------
             Florida - 88.0%
     680,000 Alachua Cnty., FL Hlth. Facs.
              Auth. RB,
              10.125%, 4/1/2010.................................        703,875
             Arbor Greene, FL CDD Spl. Assmt. RB:
   1,580,000 5.75%, 5/1/2006....................................      1,551,197
     500,000 6.30%, 5/1/2019....................................        483,285
     735,000 7.60%, 5/1/2018....................................        772,977
   3,000,000 Baker Cnty., FL Hosp. Auth. Hlth. Care Facs. RB,
              5.30%, 12/1/2023..................................      2,741,730
             Bayside, FL CDD Capital Impt. RB,
              Communities Property, Inc.:
   1,575,000 Ser. A,
             5.95%, 5/1/2008....................................      1,538,964
             Ser. B:
   1,430,000 6.05%, 5/1/2008....................................      1,397,410
   1,625,000 6.375%, 5/1/2018...................................      1,568,190
             Bobcat Trail, FL CDD RB:
             Ser. A:
   1,480,000 6.60%, 5/1/2021....................................      1,382,350
   2,470,000 7.50%, 5/1/2019....................................      2,530,070
             Ser. B:
   1,425,000 6.00%, 5/1/2006....................................      1,379,699
   3,585,000 6.75%, 5/1/2004....................................      3,589,948
     750,000 Boynton Beach, FL MHRB, Clipper Cove Apts.,
              6.35%, 1/1/2016...................................        785,963
   1,875,000 Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay
              Springs Vlg.,
              7.50%, 11/15/2012.................................      2,151,712
   1,000,000 Brevard Cnty., FL Tourist Dev.
              Tax RB, Marlin Spring,
              6.875%, 3/1/2013..................................      1,051,680
     780,000 Broward Cnty., FL HFA RB, Ser. A,
              (GNMA),
              7.35%, 3/1/2023...................................        808,033
             Broward Cnty., FL MHRB:
   1,770,000 Cross Keys Apts. Proj., Ser. A,
             5.80%, 10/1/2033...................................      1,744,034
   1,035,000 Pembroke Park Apts. Proj.,
             5.70%, 10/1/2033...................................      1,003,360
             Stirling Apts. Proj.:
   2,090,000 5.65%, 10/1/2028...................................      2,029,223
   1,580,000 5.70%, 10/1/2033...................................      1,531,699
   9,395,000 Cape Canaveral, FL Hosp. Dist. RB,
              5.25%, 1/1/2028...................................      8,021,733
             Championsgate, FL CDD Capital Impt. RB:
   2,840,000 Ser. A,
             6.25%, 5/1/2020....................................      2,711,518
   3,030,000 Ser. B,
             5.70%, 5/1/2005....................................      2,966,007

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $ 1,895,000 Clay Cnty., FL HFA SFHRB, Multi-Cnty. Program,
              5.95%, 10/1/2019..................................   $  1,928,106
   2,590,000 Cory Lakes, FL CDD RB,
              8.375%, 5/1/2017..................................      2,670,937
   1,080,000 Crossings at Fleming Island, FL CDD Util. RB,
              7.375%, 10/1/2019.................................      1,117,487
             Dade Cnty., FL MHRB, Golden Lakes Apts. Proj., Ser.
              A:
   1,370,000 5.90%, 11/1/2022...................................      1,372,055
     500,000 6.00%, 11/1/2032...................................        508,705
   2,310,000 Duval Cnty., FL HFA RB, Saint Augustine Apts.
              Proj.,
              6.00%, 3/1/2021...................................      2,349,963
   1,425,000 Eastlake Oaks, FL CDD RB,
              7.75%, 5/1/2017...................................      1,482,256
   3,450,000 Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program,
              6.85%, 10/1/2017..................................      3,650,652
             Escambia Cnty., FL Hlth. Facs. Auth. RB:
             Azalea Trace Inc.:
   2,905,000 6.00%, 1/1/2015....................................      2,813,986
   2,250,000 6.10%, 1/1/2019....................................      2,202,323
   1,500,000 Baptist Hosp., Inc., Ser. B,
             6.00%, 10/1/2014...................................      1,515,870
  14,895,000 Baptist Hosp., Inc. & Baptist Manor, 5.125%,
             10/1/2019..........................................     13,162,860
             Escambia Cnty., FL PCRB, Champion Intl. Corp.
              Proj.:
   3,000,000 6.40%, 9/1/2030....................................      3,059,550
   2,000,000 6.90%, 8/1/2022....................................      2,135,420
             Florida HFA RB:
   1,600,000 Glen Oaks Apts. Proj.,
             5.80%, 8/1/2017....................................      1,624,016
   2,945,000 Mar Logo Vlg. Apts. Proj., Ser. F,
             6.00%, 6/1/2039....................................      3,007,964
             St. Cloud Vlg. Proj.:
   4,905,000 Ser. D,
             5.95%, 2/1/2030....................................      4,929,280
   1,395,000 Ser. E,
             8.00%, 2/1/2030....................................      1,402,156
   1,000,000 The Vineyards Proj., Ser. H,
             6.50%, 11/1/2025...................................      1,044,260
   2,090,000 Florida HFA SFHRB, Ser. A,
              6.65%, 1/1/2024...................................      2,185,806
   2,345,000 Florida Hsg. Fin. Corp. RB, Wentworth Apts., Ser.
              A,
              5.375%, 11/1/2029.................................      2,172,244
             Grand Haven, FL CDD, Spl. Assmt. RB, Ser. A:
  10,965,000 6.30%, 5/1/2002....................................     11,052,391
   3,850,000 6.90%, 5/1/2019....................................      3,891,388

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $ 3,000,000 Heritage Harbor, FL CDD RB,
              7.75%, 5/1/2019...................................   $  2,909,940
             Heritage Isles, FL CDD RB:
   4,000,000 7.10%, 10/1/2022...................................      3,740,520
   2,600,000 Ser. A,
             5.75%, 5/1/2005....................................      2,563,418
   2,600,000 Heritage Isles, FL CDD Spl. Assmt. RB, Ser. B,
              6.00%, 5/1/2020...................................      2,468,596
             Heritage Oak Park, FL CDD Spl. Assmt. RB:
   2,950,000 Ser. A,
             6.50%, 5/1/2020....................................      2,834,802
   5,885,000 Ser. B,
             6.00%, 5/1/2005....................................      5,694,091
   6,000,000 Heritage Springs, FL CDD BAN,
              6.25%, 12/15/1999.................................      5,986,620
   3,610,000 Hernando Cnty., FL IDA RB, Crushed Stone Co.,
              8.50%, 12/1/2014..................................      3,959,701
   3,680,000 Hialeah Gardens, FL Hsg. Auth. RB, GNMA Affordable
              Hsg. Program,
              5.80%, 6/20/2033..................................      3,663,403
   1,490,000 Hialeah Gardens, FL IDA RB,
              Waterford Convalescent, Ser. A, 7.875%,
              12/1/2007.........................................      1,579,266
   3,800,000 Highlands Cnty., FL Hlth. Facs. Auth. RB, Hosp.
              Adventist Hlth. Sys., 5.25%, 11/15/2028...........      3,301,516
     600,000 Hillsborough Cnty., FL Aviation Auth. RB, US Air
              Proj., Ser. 2,
              8.60%, 1/15/2022..................................        646,938
   1,000,000 Hillsborough Cnty., FL HFA SFHRB,
              5.875%, 10/1/2030.................................      1,008,650
   4,550,000 Hillsborough Cnty., FL IDA RB, Hlth. Facs. Proj.
              Univ. Community Hosp.,
              5.625%, 8/15/2023.................................      4,225,585
             Hillsborough Cnty., FL IDRB,
             Lakeshore Villas Proj., Sr. Ser. A:
   2,000,000 6.50%, 7/1/2029....................................      1,977,420
   6,590,000 6.70%, 7/1/2021....................................      6,412,663
   8,410,000 6.75%, 7/1/2029....................................      8,157,364
   3,115,000 Homestead, FL IDA RB, Community Rehabilitation
              Providers Program, Ser. A,
              7.95%, 11/1/2018..................................      3,291,527
   2,500,000 Indian Trace, FL Community Wtr. Mgmt., Spl. Benefit
              GO, Subser. B,
              8.25%, 5/1/2011...................................      2,773,225
   5,000,000 Indigo, FL CDD BAN,
              6.25%, 12/1/1999..................................      4,997,800
             Jacksonville, FL Hlth. Facs. Auth. RB, Natl.
              Benevolent Assn., Cypress Vlg. Proj.:
     750,000 7.00%, 12/1/2014...................................        790,163
   1,020,000 7.00%, 12/1/2022...................................      1,080,853
     500,000 8.00%, 12/1/2015...................................        558,200

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $ 2,380,000 Lake Bernadette, FL CDD Spl. Assmt. RB, Ser. A,
              8.00%, 5/1/2017...................................   $  2,478,675
   3,200,000 Lake Cnty., FL Resource Recovery IDRB, NRG/Recovery
              Group Inc., Ser. 1993A,
              5.85%, 10/1/2009..................................      3,180,576
   1,500,000 Lakeside Plantation CDA BAN,
              6.25%, 5/1/2000...................................      1,495,800
             Lee Cnty., FL HFA SFHRB:
   2,010,000 Multi-Cnty. Program, Ser. A,
             7.20%, 3/1/2027....................................      2,200,689
   2,170,000 Ser. A6,
             6.45%, 3/1/2031....................................      2,301,112
             Subser. 2,:
   2,275,000 7.45%, 9/1/2027....................................      2,540,333
   2,475,000 Step Bond (Eff. Yield 4.80%) (a),
             6.85%, 3/1/2029....................................      2,699,804
             Subser. 3,
   5,010,000 7.50%, 9/1/2027....................................      5,647,873
             Lee Cnty., FL IDA Hlth. Care Facs. RB, Shell Point
              Vlg. Proj. Ser. A:
   4,550,000 5.50%, 11/15/2021..................................      4,072,568
   5,000,000 5.50%, 11/15/2029..................................      4,377,250
             Lee Cnty., FL IDA RB:
             Class A:
   3,290,000 6.25%, 10/1/2017...................................      3,260,621
   6,575,000 6.375%, 10/1/2025..................................      6,550,541
   1,155,000 Class B,
             5.875%, 10/1/2027..................................      1,148,682
     780,000 Encore Nursing Ctr.,
             8.125%, 12/1/2007..................................        835,676
   2,625,000 Leon Cnty., FL Edl. Facs. RB, Ser. A, (GNMA),
              8.25%, 5/1/2014...................................      2,720,182
             Lexington Oaks, FL CDD RB:
   1,045,000 Ser. A,
             6.125%, 5/1/2019...................................        990,096
   8,015,000 Ser. B,
             5.50%, 5/1/2005....................................      7,788,656
   1,125,000 Manatee Cnty., FL HFA MHRB, Conquistador, Ser. A,
              6.25%, 10/1/2022..................................      1,184,096
   2,375,000 Manatee Cnty., FL HFA SFHRB,
              Subser. 1,
              7.45%, 5/1/2027...................................      2,627,462
   1,220,000 Meadow Point II, FL CDD, Capital Impt. RB,
              7.75%, 5/1/2018...................................      1,270,972
   4,500,000 Miami Beach, FL Hlth. Facs. Auth. Hosp. RB, So.
              Shore Hosp., Ser. A,
              5.45%, 8/1/2018...................................      4,214,340
             Miami Beach, FL Redev. Agcy. Tax Increment RB, City
              Ctr. Historic Convention, Ser. B:
   1,000,000 6.25%, 12/1/2016...................................      1,015,310
     500,000 6.35%, 12/1/2022...................................        509,030

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             North Springs, FL Impt. Dist. Spl. Assmt. RB:
 $   300,000 Ser. A,
             7.00%, 5/1/2019.....................................   $    303,939
   1,950,000 Heron Bay Proj.,
             7.00%, 5/1/2019.....................................      2,014,253
   7,145,000 Parkland Isles Proj., Ser. B,
             6.25%, 5/1/2005.....................................      7,124,708
   1,255,000 Wtr. Mgmt., Ser. A,
             8.20%, 5/1/2024.....................................      1,419,593
             Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
              Dist. RB:
   2,015,000 Unit Dev. No. 5B,
             6.00%, 8/1/2025.....................................      1,956,908
     500,000 Unit Dev. No. 5D,
             5.50%, 8/1/2015.....................................        462,500
   3,800,000 Unit Dev. No. 9A, Ser. A,
             7.20%, 8/1/2016.....................................      4,063,720
             Unit Dev. Number 9B:
   1,000,000 5.90%, 8/1/2019.....................................        966,450
   1,500,000 6.00%, 8/1/2029.....................................      1,450,410
     500,000 Northern Palm Beach Cnty., FL Wtr. Ctl. Dist., Spl.
              Assmt. RB,
              7.00%, 8/1/2015....................................        529,580
   1,430,000 Northwood, FL CDD RB,
              7.60%, 5/1/2017....................................      1,479,807
   2,605,000 Ocean Hwy. & Port Auth., FL PCRB, Solid Wst.,
              Jefferson Smurfit Corp.,
              6.50%, 11/1/2006...................................      2,633,186
             Orange Cnty., FL HFA MHRB:
  10,140,000 Brentwood Park Apts., Ser. G,
             6.40%, 7/1/2032.....................................      9,802,135
   2,845,000 Hsg. Buena Vista Place II Ser. I,
             6.90%, 7/1/2039.....................................      2,765,795
   2,900,000 Hsg. Palm West Apts. Proj. Ser. B,
             6.50%, 3/1/2034.....................................      2,759,002
  14,925,000 Hsg. Palms At Brentwood, Ser. K,
             6.50%, 12/1/2034....................................     14,025,023
             Orange Cnty., FL HFA SFHRB, Ser. B, (GNMA/FNMA):
     855,000 5.80%, 9/1/2017.....................................        854,051
   2,160,000 5.875%, 3/1/2028....................................      2,179,656
   1,095,000 6.85%, 10/1/2027....................................      1,145,425
             Orange Cnty., FL Hlth. Facs. Auth. RB:
   1,040,000 Lakeside Apts., Inc.,
             6.50%, 7/1/2013.....................................      1,066,634
             Orlando Lutheran Tower:
     395,000 8.40%, 7/1/2014.....................................        438,833
     370,000 8.75%, 7/1/2026.....................................        414,219
             Orange Cnty., FL Hsg. Fin. Mtge. RB, Hsg. Loma Vista
              Proj. Ser. G:
   1,000,000 5.20%, 9/1/2014.....................................        959,770
   1,000,000 5.45%, 9/1/2024.....................................        941,550
             Orlando, FL Spl. Assmt. RB, Conroy Rd. Interchange
              Proj., Ser. A:
   1,000,000 5.50%, 5/1/2010.....................................        953,740
   2,000,000 5.80%, 5/1/2026.....................................      1,850,840
   1,050,000 Osceola Cnty., FL HFA RB, Tierra Vista Apts. Proj.,
              Ser. A,
              5.75%, 12/1/2022...................................      1,039,269

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $   565,000 Overoaks, FL CDD Capital Impt. RB,
              8.25%, 5/1/2017...................................   $    603,646
             Palm Beach Cnty., FL HFA RB:
   3,460,000 Daughters of Charity, Ser. A, (GNMA),
             7.60%, 3/1/2023....................................      3,601,549
   1,100,000  Winsor Park Apts. Proj., Ser. A,
              5.85%, 12/1/2033..................................      1,087,053
     665,000 Palm Beach Cnty., FL HFA SFHRB, Ser. A, (GNMA),
              6.50%, 10/1/2021..................................        689,452
             Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
              Delray So. Proj.:
   2,750,000 5.50%, 10/1/2011...................................      2,685,430
   2,500,000 5.50%, 10/1/2015...................................      2,363,175
   1,500,000 Palm Beach Cnty., FL IDA RB, Geriatric Care, Inc.
              Proj.,
              6.55%, 12/1/2016..................................      1,565,310
   8,200,000 Pasco Cnty., FL HFA MHRB, Park Richey Apts., Ser.
              A,
              5.95%, 9/1/2031...................................      8,212,710
             Pinellas Cnty., FL Edl. Facs. Auth. RB:
   4,870,000 Barry Univ. Proj.,
             5.375%, 10/1/2028..................................      4,379,591
   3,300,000 Clearwater Christian College,
             8.00%, 2/1/2011....................................      3,588,420
     685,000 Eckerd College,
             7.75%, 7/1/2014....................................        726,853
             Pinellas Cnty., FL Hlth. Facs. Auth. RB:
     150,000 6.75%, 10/1/2000...................................        150,283
     100,000 7.00%, 10/1/2001...................................        100,817
     200,000 7.25%, 10/1/2002...................................        204,534
   1,100,000 8.00%, 10/1/2008...................................      1,159,356
     510,000 Polk Cnty., FL HFA SFHRB, Ser. A,
              7.00%, 9/1/2015...................................        521,827
   5,000,000 Polk Cnty., FL IDA RB, IMC Fertilizer, Inc., Ser.
              A,
              7.525%, 1/1/2015..................................      5,199,900
   1,570,000 Quantum, FL CDD Spl. Assmt. RB,
              7.75%, 3/1/2014...................................      1,653,791
   4,300,000 River Ridge, FL CDD RB,
              5.75%, 5/1/2008...................................      4,172,720
             Sarasota Cnty., FL Hlth. Fac. Auth. RB:
   5,540,000 Family Ext. Care,
             6.25%, 11/15/2028..................................      5,154,748
   1,000,000 Sunnyside Properties,
             6.00%, 5/15/2010...................................        976,700
   1,830,000 Seminole, FL Wtr. Ctl. Dist. Spl. Assmt. RB, Unit
             of Dev. No. 2,
             7.25%, 8/1/2022....................................      1,883,491
             St. John's Cnty., FL IDA RB, Bayview Proj., Ser. A:
   1,125,000 7.00%, 10/1/2012...................................      1,163,047
   2,500,000 7.10%, 10/1/2026...................................      2,598,025
   2,510,000 Vicars Landing Proj., Ser. A,
             6.75%, 2/15/2012...................................      2,583,769
   9,630,000 Stoneybrook, FL CDD Golf Course RB, 7.00%,
              10/1/2022.........................................      9,009,732

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle
              Aero, Ser. A:
 $ 2,000,000 5.75%, 10/15/2029..................................   $  1,895,980
   1,025,000 6.125%, 10/15/2016.................................      1,043,173
   5,000,000 6.125%, 10/15/2026.................................      5,018,600
   2,000,000 Volusia Cnty., FL IDA, First Mtge. RB, 7.625%,
              11/1/2026.........................................      2,363,460
             Westchase East, FL CDD Capital Impt. RB:
   1,350,000 7.30%, 5/1/2018....................................      1,398,262
   1,685,000 7.50%, 5/1/2017....................................      1,751,878
   1,000,000 Winter Garden, FL IDA RB, Beverly Enterprises,
              8.75%, 7/1/2012...................................      1,083,200
             Winter Haven, FL Hsg. Auth. MHRB, Abbey Lane Apts.,
              Ser. C, (FNMA):
   1,040,000 7.00%, 7/1/2012....................................      1,094,777
   2,000,000 7.00%, 7/1/2024....................................      2,105,340
                                                                   ------------
                                                                    404,848,532
                                                                   ------------
             Puerto Rico - 0.5%
     980,000 Cmnwlth. of Puerto Rico Indl., Tourist, Edl., Med.
              & Env. Ctl. Facs. RB, Mennonite General Hosp.
              Proj.,
              Ser. A,
              6.50%, 7/1/2012...................................      1,000,325
   1,475,000 Cmnwlth. of Puerto Rico Port Auth. RB, American
              Airlines Proj.,
              6.25%, 6/1/2026...................................      1,508,615
                                                                   ------------
                                                                      2,508,940
                                                                   ------------

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             U.S. Virgin Islands - 7.1%
             Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser.
              A:
 $ 2,950,000 5.30%, 7/1/2021....................................   $  2,746,008
   6,000,000 5.50%, 10/1/2018...................................      5,727,000
  15,000,000 5.50%, 10/1/2022...................................     14,157,750
  10,500,000 5.625%, 10/1/2025..................................     10,023,405
                                                                   ------------
                                                                     32,654,163
                                                                   ------------
             Total Municipal Obligations
              (cost $456,883,223)...............................    448,558,923
                                                                   ------------

   Shares
 MUTUAL FUND SHARES - 0.7% (cost $3,173,000)
   3,173,000 Federated Municipal Obligations Fund...............      3,173,000
                                                                   ------------

             Total Investments -(cost $460,056,223).......    98.1%  451,731,923
             Other Assets and Liabilities - net...........     1.9     8,516,760
                                                             -----  ------------
             Net Assets -.................................   100.0% $460,248,683
                                                             =====  ============

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or munic-ipality. In order to reduce risk associated with such economic develop-ments, at August 31, 1999, 3.3% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.

(a) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

Summary of Abbreviations:
BAN    Bond Anticipation Note
CDA    Community Development Authority
CDD    Community Development District
FNMA   Insured by Federal National Mortgage Association
GNMA   Insured by Government National Mortgage Association
GO     General Obligation
HFA    Housing Finance Authority
IDA    Industrial Development Authority
IDRB   Industrial Development Revenue Bond
MHRB   Multifamily Housing Revenue Bond
PCRB   Pollution Control Revenue Bond
RB     Revenue Bond
SFHRB  Single Family Housing Revenue Bond

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Florida Municipal Bond Fund

                            Schedule of Investments
                                August 31, 1999

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 95.5%
             Florida - 90.9%
 $ 4,000,000 Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands
              Teaching Hosp., Ser. A, (MBIA),
              6.25%, 12/1/2016..................................   $  4,331,080
             Baker Cnty., FL Hosp. Auth. Hlth. Care Facs. RB:
     285,000 4.10%, 12/1/2001...................................        281,660
     320,000 4.40%, 12/1/2004...................................        308,774
     200,000 4.60%, 12/1/2006...................................        190,906
     380,000 4.70%, 12/1/2008...................................        356,478
   1,810,000 Baker Cnty., FL Hosp. Auth. Hlth. RB, 5.10%,
              12/1/2013.........................................      1,674,865
   3,750,000 Brevard Cnty., FL HFA MHRB, Windover Oaks, Ser. A,
              (FNMA), 6.90%, 2/1/2027 ..........................      4,133,737
     725,000 Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay
              Springs Vlg.,
              7.38%, 11/15/2004.................................        776,830
   4,000,000 Broward Cnty., FL Expressway Auth. GO,
              9.88%, 7/1/2009...................................      5,310,400
   3,000,000 Broward Cnty., FL GO, Ser. C, 6.00%, 1/1/2004......      3,153,870
   1,230,000 Broward Cnty., FL HFA RB, Ser. B, (GNMA),
              7.13%, 3/1/2017...................................      1,272,804
             Broward Cnty., FL MHRB:
     500,000 Cross Keys Apts. Proj. Ser. A, 5.75%, 10/1/2028....        489,600
   2,500,000 Pembroke Park Apts. Proj., 5.65%, 10/1/2028........      2,427,300
             Broward Cnty., FL Port Facs. RB, Ser. C:
   9,205,000 5.38%, 9/1/2010....................................      9,336,539
   3,700,000 5.38%, 9/1/2011....................................      3,727,047
   2,220,000 5.38%, 9/1/2012....................................      2,220,844
   3,000,000 Broward Cnty., FL Sch. Dist. GO, 5.40%, 2/15/2005..      3,124,830
   5,545,000 Cape Canaveral, FL Hosp. Dist. RB, 5.25%,
              1/1/2018..........................................      4,938,821
   1,350,000 Clearwater, FL Hsg. Auth. RB, Hamptons at
              Clearwater, 5.40%, 5/1/2013.......................      1,346,018
     500,000 Collier Cnty., FL Hlth. Facs. Auth. RB, The
              Moorings Inc. Proj., 7.00%, 12/1/2019.............        538,650
             Dade Cnty., FL Edl. Facs. Auth. RB, St. Thomas
              Univ., (LOC: Sun Bank Miami):
   2,000,000 6.00%, 1/1/2010....................................      2,110,600
   2,000,000 6.00%, 1/1/2014....................................      2,068,880
   1,000,000 6.13%, 1/1/2019....................................      1,046,540
             Dade Cnty., FL SFHRB:
   3,600,970 Ser. B,
             6.10%, 4/1/2027....................................      3,665,643
     185,000 Ser. E,
             7.00%, 3/1/2024....................................        190,998

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $ 5,000,000 Dade Cnty., FL Solid Wst. Sys., Spl. Obl., (AMBAC),
              6.00%, 10/1/2006..................................   $  5,384,450
     820,000 Duval Cnty., FL HFA SFHRB, (GNMA), 7.35%,
              7/1/2024..........................................        855,973
   3,000,000 Duval Cnty., FL Sch. Dist. GO, (AMBAC),
              5.90%, 8/1/2002...................................      3,124,290
      60,000 Duval Cnty., FL SFHRB, 7.30%, 7/1/2011.............         62,594
             Escambia Cnty., FL Hlth. Facs. Auth. RB.:
              Azalea Trace Inc.:
   2,560,000 6.00%, 1/1/2015....................................      2,479,795
   1,310,000 6.10%, 1/1/2019....................................      1,282,241
              Baptist Hosp. & Baptist Manor:
   1,075,000 5.00%, 10/1/2005...................................      1,066,067
   1,210,000 5.00%, 10/1/2007...................................      1,182,448
   7,605,000 5.13%, 10/1/2014...................................      6,922,071
   2,950,000 Baptist Hosp. Inc., Ser. B, 6.00%, 10/1/2014 ......      2,981,211
             Escambia Cnty., FL PCRB, Champion Intl. Corp.
              Proj.:
   5,455,000 5.88%, 6/1/2022....................................      5,172,976
   2,650,000 6.40%, 9/1/2030....................................      2,702,603
   2,500,000 Flagler Cnty., FL Sch. Dist. GO, 5.85%, 9/1/2002...      2,578,150
             Florida Board of Ed. Capital Outlay, Pub. Ed. GO:
   5,850,000 Ser. A,
             5.75%, 6/1/2010....................................      6,185,965
   1,250,000 Ser. C,
             7.00%, 6/1/2004....................................      1,265,825
             Florida Division Bond Fin. Dept., Dept. of Env.
              Preservation 2000:
             Ser. A, (MBIA):
   8,555,000 5.25%, 7/1/2007....................................      8,831,498
   5,600,000 6.00%, 7/1/2006....................................      6,037,808
             Ser. B, (AMBAC):
   6,500,000 6.00%, 7/1/2009....................................      7,020,520
   9,600,000 6.00%, 7/1/2010....................................     10,353,024
             Florida Hsg. Fin. Agcy. RB:
   1,715,000 (GNMA),
             6.35%, 5/1/2026....................................      1,799,807
   1,895,000 Ser. A,
             6.88%, 10/1/2012...................................      1,934,397
     100,000 Homeownership Mtge., 7.50%, 9/1/2014...............        103,192
             Landings at Sea Forest, (AMBAC):
     555,000 5.85%, 12/1/2018...................................        560,866
     805,000 6.05%, 12/1/2036...................................        826,703
   2,000,000 Multifamily Hsg., Ser. C, 6.20%, 8/1/2016 .........      2,093,220
   5,200,000 Multifamily Park Colony Ser. D, 5.10%, 4/1/2013....      5,229,796
   2,115,000 Florida Hsg. Fin. Corp. RB, Homeowner Mtge., Ser.
              2,
              4.75%, 7/1/2019...................................      2,111,912

                                   EVERGREEN
                          Florida Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Florida Turnpike Auth., Turnpike RB:
 $ 2,000,000 Dept. of Trans., Ser. A, (AMBAC), 6.90%, 7/1/2002..   $  2,129,340
   4,370,000 Ser. B,
             5.25%, 7/1/2012....................................      4,382,979
             Gainesville, FL Util. Sys. RB, Ser. B:
   4,800,000 6.50%, 10/1/2013...................................      5,386,608
   3,000,000 7.50%, 10/1/2008...................................      3,564,210
   3,000,000 7.50%, 10/1/2009...................................      3,588,150
   3,000,000 Greater Orlando, FL Aviation Auth., Arpt Facs. RB,
              (FGIC),
              5.75%, 10/1/2010..................................      3,127,260
             Halifax, FL Hosp. Med. Ctr. Hlth. Care Facs. RB,
              Mgmt. Sys., Ser. A:
   1,080,000 4.40%, 4/1/2004....................................      1,053,022
   1,240,000 4.50%, 4/1/2005....................................      1,203,023
   1,300,000 4.50%, 4/1/2006....................................      1,246,271
   5,170,000 5.20%, 4/1/2018....................................      4,756,865
             Hialeah, FL Hsg. Auth. RB:
   1,880,000 Affordable Hsg. Program, 4.60%, 12/20/2008.........      1,857,478
  12,505,000 Muni. Hsg.,
             9.50%, 11/1/2021...................................     16,290,138
             Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist
              Hlth. Sys.:
   3,735,000 5.25%, 11/15/2011..................................      3,525,541
   3,935,000 5.25%, 11/15/2012..................................      3,681,704
   3,140,000 5.25%, 11/15/2013..................................      2,932,635
   6,470,000 Hillsborough Cnty., FL Aviation RB, Tampa Int'l
              Arpt., Ser. A,
              5.50%, 10/1/2008..................................      6,655,883
             Hillsborough Cnty., FL IDRB, Health Facs. Proj.
              Univ. Community Hosp. A:
     500,000 4.90%, 8/15/2007...................................        476,250
   5,560,000 5.50%, 8/15/2014...................................      5,319,586
   5,425,000 5.63%, 8/15/2019...................................      5,076,335
             Jacksonville, FL Hlth. Facs. Auth. Hosp. RB:
              Charity Obligation Group, Ser. C:
   4,300,000 5.75%, 8/15/2012...................................      4,438,847
   4,550,000 5.75%, 8/15/2013...................................      4,680,722
   2,810,000 5.75%, 8/15/2014...................................      2,880,784
   2,090,000 5.75%, 8/15/2015...................................      2,133,430
   3,000,000 St. Luke's Hosp. Association Proj., 7.125%,
             11/15/2020.........................................      3,198,450
   1,245,000 Jacksonville, FL Hlth. Indl. Dev., Natl.
              Benevolent-Cypress Vlg., Ser. A, 6.25%,
              12/1/2026.........................................      1,261,857
             Lakeland, FL Elec. & Wtr. RB:
   4,670,000 6.25%, 1/1/2004....................................      5,001,430
   4,000,000 Ser. B,
             6.55%, 10/1/2007...................................      4,467,640

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Lakeland, FL Elec. & Wtr. RB - continued
 $ 5,000,000 Energy Sys. First Lien, (FSA), Ser. C,
             6.05%, 10/1/2010...................................   $  5,420,150
             Lee Cnty., FL Hsg. Fin. Auth. SFHRB:
   2,760,000 Multi-Cnty. Program Ser. A-4, 7.00%, 9/1/2031 .....      2,971,361
             Ser. A-7:
   1,330,000 5.05%, 9/1/2029....................................      1,286,855
   2,520,000 6.40%, 3/1/2029....................................      2,672,535
   1,505,000 Lee Cnty., FL Hsg. Fin. Auth. Single
              Family, Multi-Cnty. Program Ser. A, Subser. 2,
              6.50%, 3/1/2031...................................      1,588,573
             Lee Cnty., FL IDA Auth. Hlth. Care RB, Shell Point
              Vlg. Proj., Ser. A:
   1,000,000 5.50%, 11/15/2008..................................        987,490
   1,015,000 5.75%, 11/15/2011..................................      1,004,211
   1,500,000 5.75%, 11/15/2013..................................      1,459,590
   1,535,000 5.75%, 11/15/2014..................................      1,486,954
     425,000 5.75%, 11/15/2015..................................        406,661
   4,890,000 Leesburg, FL Hosp. RB, Leesburg Regl. Med. Ctr.
              Proj., Ser. B, 5.70%, 7/1/2018....................      4,698,703
             Leon Cnty., FL Edl. Facs. Auth. COP:
   1,145,000 8.50%, 9/1/2017....................................      1,535,147
   1,045,000 9.00%, 9/1/2004....................................      1,251,921
   1,140,000 9.00%, 9/1/2005....................................      1,398,392
   1,245,000 9.00%, 9/1/2006....................................      1,558,678
   1,355,000 9.00%, 9/1/2007....................................      1,726,284
   1,475,000 9.00%, 9/1/2008....................................      1,904,638
   1,610,000 9.00%, 9/1/2009....................................      2,106,009
   1,755,000 9.00%, 9/1/2010....................................      2,322,321
   1,915,000 9.00%, 9/1/2011....................................      2,556,563
   2,085,000 9.00%, 9/1/2012....................................      2,812,644
   2,275,000 9.00%, 9/1/2013....................................      3,094,137
   2,480,000 9.00%, 9/1/2014....................................      3,399,286
     645,000 Leon Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser.
              B, (GNMA), 6.25%, 7/1/2019........................        662,538
             Manatee Cnty., FL HFA Mtge. RB, Single Family,
              Subser. 1:
   3,015,000 6.25%, 11/1/2028...................................      3,078,526
   1,675,000 7.20%, 5/1/2028....................................      1,835,432
             Miami Beach, FL Hlth. Facs. Auth.
              Hosp. RB, South Shore Hosp., Ser. A:
   1,660,000 4.30%, 8/1/2003....................................      1,613,205
   2,305,000 4.80%, 8/1/2008....................................      2,168,820
   2,185,000 5.25%, 8/1/2013....................................      2,029,778
             Miami Beach, FL Redev. Agcy. Tax Increment RB, City
              Ctr. Historic Convention Vlg.:
   2,000,000 5.63%, 12/1/2009...................................      2,008,660
   3,000,000 5.80%, 12/1/2013...................................      2,925,930
   2,000,000 5.88%, 12/1/2022...................................      1,913,180

                                   EVERGREEN
                          Florida Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $ 4,930,000 Miami Dade Cnty., FL Aviation RB, Ser. C, (MBIA),
              5.25%, 10/1/2011..................................   $  4,877,643
             Miami Dade Cnty., FL Hsg. Fin. Mtge. RB:
  11,710,000 Ser. A-1,
             5.20%, 10/1/2031...................................     11,572,525
     805,000 Villa Esperanza Apts. Proj., 4.90%, 10/1/2011......        770,956
   5,000,000 Miami, FL Hlth. Facs. Auth. RB, (AMBAC),
              5.25%, 8/15/2015..................................      4,837,300
   1,000,000 North Miami, FL Hlth. Fac. Auth. RB, Catholic Hlth.
              Svcs. Obl. Group, 6.00%, 8/15/2016................      1,013,090
   1,335,000 North Springs, FL Wtr. & Swr. RB, Ser. B, (MBIA),
              6.50%, 10/1/2016..................................      1,432,148
   1,000,000 North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks
              Apt., Ser. A, (FNMA), 6.90%, 1/1/2024.............      1,038,190
             Northern Palm Beach Cnty., FL Impt., Wtr. Ctl. &
              Impt. Unit Dev.:
   1,195,000 Number 5B,
             5.75%, 8/1/2014....................................      1,157,178
   1,000,000 Number 9B,
             5.85%, 8/1/2013....................................        976,260
             Orange Cnty., FL Hlth. Facs. Auth. RB:
   3,000,000 Lakeside Alternatives Inc., 6.50%, 7/1/2013........      3,076,830
             Ser. 3:
   5,225,000 5.30%, 10/1/2006...................................      5,421,356
   5,785,000 5.50%, 10/1/2008...................................      6,041,044
   2,000,000 5.70%, 10/1/2011...................................      2,097,940
             Orlando & Orange Cnty., FL Expressway Auth. RB,
              (AMBAC):
  10,000,000 5.38%, 7/1/2010....................................     10,171,800
   4,550,000 6.50%, 7/1/2011....................................      5,097,410
      40,000 8.25%, 7/1/2015....................................         52,102
   4,000,000 Orlando, FL Util. Commission,
              Wtr. & Elec. RB,
             6.00%, 10/1/2010...................................      4,319,320
   1,500,000 Osceola Cnty., FL Spl. Assmt., West 192
              Redevelopment Area Phase IIB, 5.63%, 11/1/2029 ...      1,389,900
   3,000,000 Palm Beach Cnty., FL Criminal Justice Facs. RB,
              (FGIC),
              7.20%, 6/1/2015...................................      3,577,530
   1,880,000 Palm Beach Cnty., FL GO, Ser. B, 6.50%, 7/1/2010...      2,115,188
             Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
     975,000 Abbey Delray South Proj., 5.20%, 10/1/2006.........        962,081
             Good Samaritan Hlth. Sys.:
   3,695,000 6.20%, 10/1/2011...................................      3,978,333
   6,000,000 6.30%, 10/1/2022...................................      6,482,160
             Hosp. Impt. Corp. Obl. Ser. A:
     930,000 4.00%, 12/1/2003...................................        902,342
     970,000 4.00%, 12/1/2004...................................        929,095

  Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Palm Beach Cnty., FL Hlth. Facs. Auth. RB - continued
             Waterford Proj.:
 $   795,000 4.80%, 10/1/2002.....................................   $    791,510
     635,000 5.00%, 10/1/2003.....................................        632,289
     875,000 5.00%, 10/1/2004.....................................        867,650
     920,000 5.10%, 10/1/2005.....................................        909,650
     965,000 5.20%, 10/1/2006.....................................        952,214
     990,000 5.30%, 10/1/2007.....................................        976,407
   6,750,000 5.50%, 10/1/2015.....................................      6,380,572
   2,000,000 Palm Beach Cnty., FL Indl. Dev. RB, Resource,
              Geriatric Care Inc. Proj., 6.55%, 12/1/2016.........      2,087,080
   3,695,000 Pasco Cnty., FL HFA RB, Multifamily Hsg., Oak Trail
              Apts. Proj., Ser. A, 5.35%, 6/1/2027................      3,751,423
   5,000,000 Pasco Cnty., FL Hlth. Facs. Auth., Hosp. RB, Ser. 2,
              5.60%, 10/1/2010....................................      5,114,200
   2,500,000 Pembroke Pines, FL Cons. Util. Sys. RB, (FGIC),
              6.25%, 9/1/2004.....................................      2,645,825
             Pinellas Cnty., FL Edl. Facs. Auth. RB, Barry Univ.
              Proj.:
     410,000 4.65%, 10/1/2004.....................................        401,562
     470,000 4.90%, 10/1/2007.....................................        455,049
     495,000 4.95%, 10/1/2008.....................................        476,403
   7,685,000 5.38%, 10/1/2023.....................................      7,022,169
   2,890,000 5.50%, 10/1/2013.....................................      2,796,393
   3,240,000 Pinellas Cnty., FL HFA MHRB, Emerald Bay Apts., Ser.
              A,
              5.00%, 4/1/2028.....................................      3,210,905
             Pinellas Cnty., FL HFA:
              SFHRB, Ser. C 1:
   1,790,000 5.40%, 9/1/2022......................................      1,673,865
   5,455,000 6.30%, 3/1/2029......................................      5,622,196
             Multi-Cnty. Program:
   5,000,000  Ser. A 1,
              5.95%, 3/1/2030.....................................      5,203,800
   9,000,000  Ser. B 1,
              6.20%, 3/1/2031.....................................      9,459,450
   1,000,000 Plantation, FL Hlth. Facs. Auth. RB, Covenant Vlg.
              Inc.,
              5.00%, 12/1/2014....................................        891,710
   8,350,000 Polk Cnty., FL, IDA Tampa Elec. Co. Proj.,
              5.85%, 12/1/2030....................................      8,366,867
   5,500,000 Reedy Creek, FL Impt. Dist., RB, Ser. A, (MBIA),
              6.15%, 6/1/2003.................. ..................      5,718,078
   2,000,000 Saint Petersburg, FL Pub. Util. RB, 6.40%, 10/1/2001
              ....................................................      2,044,400
   1,800,000 Sarasota Cnty., FL Impt. Dist., RB, Sunnyside
              Property,
              6.00%, 5/15/2010....................................      1,758,060
             Sarasota Cnty., FL Util. Sys. RB,
              Capital Appreciation, Ser. A:
   2,345,000 (Eff. Yield 3.54%) (a), (AMBAC),
             0.00%, 6/1/2019......................................        596,240
   2,725,000 (Eff. Yield 3.55%) (a), (AMBAC),
             0.00%, 6/1/2016......................................        862,898

                                   EVERGREEN
                          Florida Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $ 3,000,000 Seminole Cnty., FL GO, Sch. Dist., (MBIA),
              6.00%, 8/1/2003...................................   $  3,181,920
   6,135,000 South Lake Cnty., FL Hosp. RB, South Lake Hosp.
              Inc.,
              6.00%, 10/1/2022..................................      6,134,632
             St. John's Cnty., FL IDA RB:
   1,250,000  Ser. A,
             5.25%, 3/1/2011....................................      1,244,950
   2,000,000 Professional Golf Hall of Fame, Ser. A,
             5.50%, 3/1/2017....................................      1,987,640
             Suwannee Cnty., FL Hlth. Care Facs. RB, Advent
              Christian Vlg. Inc.:
   1,360,000 4.25%, 4/1/2004....................................      1,313,230
   1,310,000 5.00%, 4/1/2008....................................      1,275,193
   1,160,000 5.00%, 4/1/2011....................................      1,096,478
   1,345,000 5.00%, 4/1/2014....................................      1,235,033
     200,000 Tallahassee, FL Hlth. Facs. RB, Tallahassee Mem.
              Regl. Med. Ctr., (MBIA),
              6.63%, 12/1/2013..................................        218,358
             Tampa, FL Hosp. RB, Capital Impt. Lee Moffitt, Ser.
              A:
   7,030,000 5.75%, 7/1/2019....................................      6,882,933
  20,610,000 5.75%, 7/1/2029....................................     19,676,779
             Tampa, FL Solid Wst. Sys. RB, McKay Bay Refuse To
              Energy:
   5,935,000 5.25%, 10/1/2012...................................      5,868,409
   9,405,000 5.25%, 10/1/2013...................................      9,203,169
   5,000,000 5.25%, 10/1/2014...................................      4,857,800
             Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle
              Aero, Ser. A:
   3,500,000 6.13%, 10/15/2016..................................      3,562,055
   2,600,000 6.13%, 10/15/2026..................................      2,609,672
                                                                   ------------
                                                                    557,681,563
                                                                   ------------

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Illinois - 1.1%
 $ 7,500,000 Chicago, IL O'Hare Intl. Arpt. Spl. Fac. RB, United
              Air Lines Inc. Proj.,
              Ser. A,
              5.35%, 9/1/2016...................................   $  6,876,450
                                                                   ------------
             Puerto Rico - 0.2%
     870,000 Comnwlth. of Puerto Rico Indl. Tourist Edl. RB,
              Med. and Env. Ctl. Facs. Hosp. Auxilio Mutuo Obl.,
              Ser. A,
              6.25%, 7/1/2024...................................        919,607
                                                                   ------------
             U.S. Virgin Islands - 3.3%
             Virgin Islands, Pub. Fin. Auth. RB,
              Ser. A:
   5,335,000 5.20%, 10/1/2010...................................      5,165,400
   6,250,000 5.50%, 10/1/2018...................................      5,965,625
   6,550,000 Virgin Islands, Wtr. & Pwr. Auth. Elec. Sys. RB,
              5.13%, 7/1/2012...................................      6,267,368
   2,945,000 Virgin Islands, Wtr. & Pwr. Auth. RB,
              5.375%, 7/1/2010..................................      2,926,152
                                                                   ------------
                                                                     20,324,545
                                                                   ------------
             Total Municipal Obligations (cost $591,027,181)....    585,802,165
                                                                   ------------

   Shares
 MUTUAL FUND SHARES - 4.3% (cost $26,502,000)
  26,502,000 Federated Municipal Obligations Fund...............     26,502,000
                                                                   ------------

             Total Investments -  (cost $617,529,181).....    99.8%  612,304,165
             Other Assets and Liabilities - net...........     0.2     1,165,257
                                                             -----  ------------
             Net Assets - ................................   100.0% $613,469,422
                                                             =====  ============

                                   EVERGREEN
                          Florida Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or munic-ipality. In order to reduce risk associated with such economic develop-ments, at August 31, 1999, 18.7% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institu-tions and financial guaranty assurance agencies. At August 31, 1999, the Fund had securities backed by bond insurance of the following financial institutions representing more than 5% of net assets:

AMBAC 8.3%
MBIA 5.6%

(a) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
COP   Certificate of Participation
FGIC  Insured by Financial Guaranty Insurance Company
FNMA  Insured by Federal National Mortgage Association
FSA   Insured by Financial Security Assurance, Incorporated
GNMA  Insured by Government National Mortgage Association
GO    General Obligation
HFA   Housing Finance Authority
IDA   Industrial Development Authority
IDRB  Industrial Development Revenue Bond
LOC   Letter of Credit
MBIA Insured by Municipal Bond Investors Assurance Corporation MHRB Multifamily Housing Revenue Bond
PCRB  Pollution Control Revenue Bond
RB    Revenue Bond
SFHRB Single Family Housing Revenue Bond

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Georgia Municipal Bond Fund

                            Schedule of Investments
                                August 31, 1999

 Principal
   Amount                                                              Value
 Municipal Obligations - 94.1%
            Georgia - 83.8%
 $1,000,000 Albany Dougherty, GA Solid Wst. Disp. RB, Procter &
             Gamble Paper Products,
             5.30%, 5/15/2026....................................   $   926,050
  2,000,000 Americus Sumpter Cnty., GA Hosp., RB, Reg'l. Sumpter
             Hosp. Proj. (AMBAC),
             5.25%, 12/1/2014....................................     1,958,760
            Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Pwr.
             Corp., Hatch Proj., (MBIA):
  1,055,000 7.13%, 1/1/2015......................................     1,149,792
    500,000 7.15%, 1/1/2021......................................       544,390
            Atlanta, GA Airport Facs. RB, Ser. A, (AMBAC):
  2,000,000 6.50%, 1/1/2006......................................     2,188,200
  1,000,000 6.50%, 1/1/2010......................................     1,107,040
  1,000,000 Atlanta, GA Urban Residential Fin. Auth. MHRB,
             5.10%, 10/1/2014....................................       961,290
            Baldwin Cnty., GA Hosp. Auth. RB, Oconee Reg'l Med.
             Ctr.:
  1,465,000 5.25%, 12/1/2012.....................................     1,373,804
    565,000 5.35%, 12/1/2014.....................................       524,212
    630,000 5.40%, 12/1/2015.....................................       582,303
  2,000,000 Brunswick & Glynn Cnty., GA Dev. Auth. RB, Georgia
             Pacific Corp. Proj.,
             5.55%, 3/1/2026.....................................     1,834,560
    300,000 Butts Cnty., GA COP, (MBIA),
             6.75%, 12/1/2014....................................       328,872
    300,000 Camden Cnty., GA Joint Dev. Auth. PCRB, Union Carbide
             Corp. Proj.,
             5.00%, 1/1/2012.....................................       283,104
  1,820,000 Cartersville, GA Dev. Auth. RB, Wtr. & Wst. Facs.,
             7.40%, 11/1/2010....................................     2,094,310
    120,000 Cartersville, GA GO,
             6.70%, 1/1/2012.....................................       133,778
    500,000 Clayton Cnty., GA Hsg. Auth. Mtge. RB, (FHA & FNMA),
             7.13%, 12/1/2025....................................       536,725
            Coffee Cnty., GA Hosp. Auth., RB, Ser. A:
    500,000 6.25%, 12/1/2006.....................................       498,675
  1,600,000 6.75%, 12/1/2016.....................................     1,629,488
            College Park, GA Business & IDA, Civic Ctr. Proj. RB,
             Ser. A, (FSA):
  1,435,000 5.70%, 9/1/2009......................................     1,506,377
  1,470,000 5.75%, 9/1/2010......................................     1,534,754
  2,000,000 Columbus, GA Reg'l Healthcare Sys. RB, Medical Ctr.
             Hosp. Auth., (MBIA),
             6.10%, 8/1/2014.....................................     2,114,540
  1,055,000 Columbus, GA Wtr. & Swr. RB, (FGIC),
             5.63%, 5/1/2013.....................................     1,076,606
  1,000,000 Conyers, GA Wtr. & Swr. RB, Ser. A, (AMBAC),
             6.60%, 7/1/2015.....................................     1,094,010
            DeKalb Cnty., GA Hsg. Auth. MHRB:
  1,445,000 North Hill Apts. Proj., (FNMA),
            6.63%, 1/1/2005......................................     1,538,318
    500,000 The Lakes at Indian Creek Proj., (FSA), 7.15%,
            1/1/2025.............................................       535,045

 Principal
   Amount                                                               Value
 Municipal Obligations - continued
            Georgia - continued
 $  500,000 DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%,
             7/1/2011..............................................  $   547,775
  3,000,000 Effingham Cnty., GA Dev. Auth., Solid Wst. Disp. RB,
             Fort James Proj.,
             5.63%, 7/1/2018.......................................    2,828,640
            Effingham Cnty., GA Sch. Dist. GO (MBIA):
  1,260,000 6.25%, 2/1/2007........................................    1,374,459
  1,160,000 6.25%, 2/1/2008........................................    1,268,564
    500,000 6.25%, 2/1/2009........................................      547,640
            Fayette Cnty., GA Sch. Dist. GO:
    600,000 6.13%, 3/1/2015........................................      648,888
  2,200,000 6.25%, 3/1/2006........................................    2,385,262
  1,000,000 Forsyth Cnty., GA Sch. Dist. GO,
            6.75%, 7/1/2016........................................    1,143,390
  3,000,000 Fulton Cnty., GA Dev. Auth., Special Facs. RB, Delta
             Airlines Inc. Proj.,
             5.45%, 5/1/2023.......................................    2,679,750
  1,500,000 Fulton Cnty., GA Residential Care RB,
            6.90%, 7/1/2019........................................    1,440,450
            Fulton Cnty., GA Wtr. & Swr. RB, (FGIC):
  1,420,000 6.25%, 1/1/2006........................................    1,540,871
  1,500,000 6.25%, 1/1/2009........................................    1,641,870
    390,000 6.38%, 1/1/2014........................................      430,860
  2,340,000 Gainesville & Hall Cnty., GA Hosp. Auth. RB, Northeast
             GA Hlth. Sys. Inc. Proj., (MBIA),
             6.00%, 5/15/2014......................................    2,451,478
            Gainesville, GA Wtr. & Swr. RB, (FGIC):
  1,000,000 5.25%, 11/15/2010......................................    1,013,460
  1,000,000 Prerefunded, Ser. B, 7.20%, 11/15/2010.................    1,058,640
    500,000 George L. Smith II, GA World Congress Ctr. Auth. RB,
             Domed Stadium Proj., (MBIA),
             7.88%, 7/1/2020.......................................      523,865
    395,000 Georgia Hsg. & Fin. Auth. RB, Ser. A-2, (FHA/VA),
             6.55%, 12/1/2027......................................      406,265
            Georgia Muni. Elec. Auth. Pwr. RB, Ser. B:
    500,000 6.20%, 1/1/2010........................................      534,175
  1,000,000 (MBIA-IBC),
            6.25%, 1/1/2017........................................    1,081,860
    400,000 Ser. EE, (AMBAC),
            7.25%, 1/1/2024........................................      485,248
  1,000,000 Proj. One Subser. A, (MBIA),
            6.00%, 1/1/2007 ,......................................    1,069,540
  1,000,000 Georgia State GO, Ser. B,
             7.00%, 11/1/2008......................................    1,055,320
  2,050,000 Glynn-Brunswick, GA Memorial Hosp. Auth., RB, (MBIA),
             6.00%, 8/1/2016.......................................    2,085,240
    500,000 Griffin Spaulding Cnty., GA Sch. Sys., GO, (FSA),
             7.50%, 2/1/2002.......................................      535,875
  2,500,000 Gwinnett Cnty., GA Wtr. & Swr. COP,
             8.60%, 8/1/2003.......................................    2,872,675

                                   EVERGREEN
                          Georgia Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

 Principal
   Amount                                                              Value
 MUNICIPAL OBLIGATIONS - continued
            Georgia - continued
            Hall Cnty., GA Sch. Dist. GO, (AMBAC):
 $1,210,000 6.45%, 12/1/2009.....................................   $ 1,340,099
    500,000 6.70%, 12/1/2014.....................................       559,550
            Metro Atlanta, GA Rapid Transit Auth. Sales Tax RB:
    830,000 Ser. D, (FGIC),
            7.00%, 7/1/2011......................................       963,115
  1,000,000 Ser. P, (AMBAC),
            6.25%, 7/1/2011......................................     1,093,690
  1,000,000 Middle, GA Coliseum Auth., RB, GA Coliseum Proj.,
             Ser. A,
             5.38%, 7/1/2014.....................................       991,350
            Monroe Cnty., GA Dev. Auth., PCRB, Oglethorpe Power
             Corp., Ser. A, (MBIA-IBC):
  1,000,000 6.45%, 1/1/2005......................................     1,082,710
  1,000,000 6.70%, 1/1/2009......................................     1,119,930
    525,000 Peach Cnty., GA Sch. Dist. GO, (MBIA),
             6.50%, 2/1/2006.....................................       577,106
  1,000,000 Rome, GA Wtr. & Swr. RB, (AMBAC),
             5.10%, 1/1/2013.....................................       978,170
            Savannah, GA EDA RB, Mighty Eighth Air Force:
  1,000,000 5.88%, 1/1/2012......................................     1,028,890
    860,000 5.88%, 1/1/2015......................................       876,512
            Savannah, GA Hosp. Auth. RB, Saint Joseph's Hosp.
             Proj.:
  1,500,000 6.13%, 7/1/2012......................................     1,611,225
    500,000 6.20%, 7/1/2023......................................       538,385
  1,300,000 Washington, GA Cnty. Sch. Dist. GO, (AMBAC),
             6.88%, 1/1/2014.....................................     1,459,419
                                                                    -----------
                                                                     75,927,214
                                                                    -----------
            Maryland - 0.8%
    750,000 Frederick Cnty., MD Spl. Oblig., Urban CDA,
             6.63%, 7/1/2025.....................................       727,830
                                                                    -----------

 Principal
   Amount                                                          Value
 MUNICIPAL OBLIGATIONS - continued
            South Carolina - 1.0%
 $1,000,000 Georgetown Cnty., SC PCRB, Ser. A,
             5.13%, 2/1/2012.................................   $   939,190
                                                                -----------
            Virginia - 3.0%
  1,000,000 Charles City Cnty., VA IDA RB,
             4.88%, 2/1/2009.................................       918,560
  1,750,000 James City Cnty., NC Residential Care Facs. RB,
             First Mtge., Williamsburg Landing,
             6.63%, 3/1/2019.................................     1,789,813
                                                                -----------
                                                                  2,708,373
                                                                -----------
            Puerto Rico - 1.2%
  1,000,000 Cmnwlth. of Puerto Rico, GO, (MBIA),
             6.25%, 7/1/2008.................................     1,105,590
                                                                -----------
            U. S. Virgin Islands - 4.3%
  2,000,000 Virgin Islands, Pub. Fin. Auth. Sr. Lien RB, Ser.
             A,
             5.50%, 10/1/2022................................     1,887,700
  2,000,000 Virgin Islands, Wtr. & Pwr. Auth., Elec. Sys. RB,
             5.25%, 7/1/2009.................................     1,982,440
                                                                -----------
                                                                  3,870,140
                                                                -----------
            Total Municipal Obligations
             (cost $84,394,118)..............................    85,278,337
                                                                -----------

   Shares
 MUTUAL FUND SHARES - 7.3%
  4,489,000 Federated Municipal Obligations
             Fund............................................     4,489,000
  2,072,000 Federated Tax Free Obligations Fund..............     2,072,000
                                                                -----------
            Total Mutual Fund Shares
             (cost $6,561,000)...............................     6,561,000
                                                                -----------

            Total Investments -
             (cost $90,955,118)...........................   101.4%  91,839,337
            Other Assets and Liabilities - net............    (1.4)  (1,245,850)
                                                             -----  -----------
            Net Assets - .................................   100.0% $90,593,487
                                                             =====  ===========

                                   EVERGREEN
                          Georgia Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or munic-ipality. In order to reduce risk associated with such economic develop-ments, at August 31, 1999, 6.3% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.

Summary of Abbreviations:
AMBAC Insured by American Municipal Assurance Corporation
CDA   Community Development Authority
COP   Certificate of Participation
EDA   Economic Development Authority
FGIC  Insured by Financial Guaranty Insurance Company
FHA   Insured by Federal Housing Authority
FNMA  Insured by Federal National Mortgage Association
FSA   Insured by Financial Security Assurance, Incorporated
GO    General Obligation
IBC   Insured Bond Certification
IDA   Industrial Development Authority
MBIA  Insured by Municipal Bond Investors Assurance Corporation
MHRB  Multifamily Housing Revenue Bond
PCRB  Pollution Control Revenue Bond
RB    Revenue Bond
VA    Guaranteed by Veteran's Authority

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Maryland Municipal Bond Fund

                            Schedule of Investments
                                August 31, 1999


 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - 96.1%
            District of Columbia - 1.3%
 $  500,000 District of Columbia Metro. Area
             Transit Auth. RB, (FGIC),
             6.00%, 7/1/2008.....................................   $   539,015
                                                                    -----------
            Georgia - 1.2%
    500,000 Fulton Cnty., GA Residential Care
             RB, Sr. Lien, RHA Asstd. Living,
             6.90%, 7/1/2019.....................................       480,150
                                                                    -----------
            Maryland - 87.5%
  1,230,000 Annapolis, MD EDRB, St. John's College Fac.,
             5.50%, 10/1/2018....................................     1,171,329
    200,000 Anne Arundel Cnty., MD PCRB, Baltimore Gas & Electric
             Co. Proj.,
             6.00%, 4/1/2024.....................................       203,902
    250,000 Anne Arundel Cnty., MD Wtr. & Swr. RB,
             5.25%, 4/15/2010....................................       252,528
  1,000,000 Baltimore Cnty., MD Auto Pkg. RB,
             5.25%, 7/1/2008.....................................     1,012,950
  1,000,000 Baltimore Cnty., MD Refunding Metro. Dist. GO,
             5.00%, 8/1/2011.....................................       993,750
    200,000 Baltimore, MD Wtr. Proj. RB, Ser. A,
             5.38%, 7/1/2015.....................................       200,066
  2,015,000 Calvert Cnty., MD PCRB, Baltimore
             Gas & Elec. Co. Proj.,
             5.55%, 7/15/2014....................................     2,018,949
  1,400,000 Carroll Cnty., MD GO, Cnty. Commissioners, Cons. Pub.
             Impt.,
             5.35%, 12/1/2016....................................     1,388,674
    250,000 Frederick Cnty., MD GO,
             5.20%, 5/1/2008.....................................       254,398
  1,000,000 Frederick Cnty., MD Spl. Obl. RB, Urbana CDA,
             6.63%, 7/1/2025.....................................       970,440
    275,000 Hagerstown, MD GO,
             5.50%, 9/1/2009.....................................       282,549
  1,000,000 Harford Cnty. MD MHRB, Perkins
             Place Proj., Ser. A, (Eff. Yield
             5.00%) (a),
             0.00%, 9/1/2028.....................................       956,950
            Howard Cnty., MD Cons. Pub. Impt. GO:
    575,000 5.25%, 8/15/2011.....................................       578,197
  1,200,000 Ser. A,
            5.00%, 2/15/2011.....................................     1,191,708
    150,000 Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, (AMBAC),
             6.88%, 6/1/2006.....................................       159,461
            Maryland CDA Dept. of Hsg. & Cmnty. Dev. SFHRB:
    100,000 Ser. 3,
            6.90%, 4/1/2005......................................       104,169
  1,470,000 Ser. 5,
            5.40%, 4/1/2008......................................     1,485,009
  1,000,000 Maryland Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. Dev.
             RB, Ser. F,
             5.90%, 9/1/2019.....................................     1,001,500

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Maryland - continued
            Maryland GO, State & Local Facs. Loan:
 $1,000,000 Ser. 1,
            5.70%, 3/15/2010.....................................   $ 1,048,690
    500,000 Ser. 2,
            5.00%, 7/15/2010.....................................       499,970
            Maryland Hlth. & Higher Edl. Facs., Auth. RB:
             Calvert Memorial Hosp.:
    450,000 4.80%, 7/1/2010......................................       422,694
    500,000 5.00%, 7/1/2019......................................       452,640
    500,000 Doctors Cmnty. Hosp. Inc.,
            5.50%, 7/1/2024......................................       444,915
  1,000,000 Francis Scott Key Med. Ctr.,
            5.30%, 7/1/2008......................................     1,017,980
    200,000 Memorial Hosp. at Easton, (MBIA),
            5.25%, 7/1/2012......................................       198,512
    600,000 Pickersgill,
            5.85%, 1/1/2010......................................       614,238
    225,000 Union Hosp. of Cecil Cnty.,
            4.60%, 7/1/2009......................................       210,118
    500,000 Upper Chesapeake Hosp., (FSA),
            5.50%, 1/1/2020......................................       493,935
  1,800,000 Maryland Stadium Auth. Lease RB, Convention Ctr.
             Expansion Proj., (AMBAC),
             5.88%, 12/15/2011...................................     1,887,228
    850,000 Maryland Trans. Facs. Auth. RB,
             5.80%, 7/1/2006.....................................       906,091
            Montgomery Cnty., MD GO, Cons. Pub. Impt., Ser. A:
  1,000,000 5.38%, 5/1/2012......................................     1,015,370
    500,000 5.75%, 7/1/2006......................................       533,050
  1,250,000 Northeast MD Wst. Disp. Auth.
             Resource Recovery RB, Baltimore
             Resco Retrofit Proj.,
             5.00%, 1/1/2012.....................................     1,114,937
  1,855,000 Northeast MD Wst. Disp. Auth. Solid
             Wst. RB, Montgomery Cnty. Resource Recovery Proj.,
             6.30%, 7/1/2016.....................................     1,919,610
  1,000,000 Ocean City, MD GO, (MBIA),
             5.50%, 3/15/2009....................................     1,029,820
    250,000 Prince Georges Cnty., MD COP, Real Estate Acquisition
             Program,
             5.90%, 9/15/2009....................................       262,995
  1,300,000 Prince Georges Cnty., MD IDA Lease
             RB, Hyattsville Dist. Court. Facs.,
             Ser. A,
             6.00%, 7/1/2009.....................................     1,375,140
    250,000 Prince Georges Cnty., MD Stormwater Mgt. RB,
             5.40%, 3/15/2007....................................       257,950
            Univ. of MD, Sys. Auxilliary Fac. &
             Tuition RB, Ser. A:
  1,400,000 5.40%, 4/1/2009......................................     1,438,472
     50,000 6.30%, 2/1/2009......................................        52,424
            Washington, MD Suburban Sanitation
             Dist., Wtr. Supply RB:
  1,600,000 5.38%, 6/1/2011......................................     1,618,384
  1,700,000 5.50%, 6/1/2010......................................     1,744,132
                                                                    -----------
                                                                     34,785,824
                                                                    -----------

                                   EVERGREEN
                          Maryland Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Virginia - 1.9%
 $  750,000 Chesapeake, VA Redev. & Hsg. Auth. MHRB, Residential
             Rental, Ser. A,
             6.20%, 4/1/2028.....................................   $   739,087
                                                                    -----------
            U. S. Virgin Islands - 4.2%
  1,000,000 Virgin Islands, Pub. Fin. Auth. RB,
             Sr. Lien, Ser. A,
             5.63%, 10/1/2025....................................       954,610
    750,000 Virgin Islands, Wtr. & Pwr. Auth.
             Elec. Sys. RB,
             5.30%, 7/1/2018.....................................       704,445
                                                                    -----------
                                                                      1,659,055
                                                                    -----------
            Total Municipal Obligations
             (cost $38,475,542)..................................    38,203,131
                                                                    -----------

 Principal
   Amount                                                              Value

 SHORT-TERM MUNICIPAL SECURITIES - 2.5% (cost $1,000,000)
 $1,000,000 Maryland Econ. Dev. Corp. RB,
             Erickson Foundation Inc. Proj.,
             3.35%, 5/1/2024 (b).................................   $ 1,000,000
                                                                    -----------

   Shares

 MUTUAL FUND SHARES - 0.3% (cost $116,000)
    116,000 Federated Municipal Obligations Fund .................       116,000
                                                                     -----------

            Total Investments -
             (cost $39,591,542)............................    98.9%  39,319,131
            Other Assets and
             Liabilities - net.............................     1.1      453,924
                                                              -----  -----------
            Net Assets - ..................................   100.0% $39,773,055
                                                              =====  ===========

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or munic-ipality. In order to reduce risk associated with such economic develop-ments, at August 31, 1999, 10.8% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institu-tions and financial guaranty assurance agencies. At August 31, 1999, the Fund had securities backed by bond insurance of the following financial institutions representing more than 5% of net assets:

AMBAC  5.1%

(a) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(b) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
CDA   Community Development Authority
COP   Certificate of Participation
EDRB  Economic Development Revenue Bond
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance, Incorporated
GO    General Obligation
IDA   Industrial Development Authority
MBIA  Insured by Municipal Bond Investors Assurance Corporation
MHRB  Multifamily Housing Revenue Bond
PCRB  Pollution Control Revenue Bond
RB    Revenue Bond
RHA   Residential Housing Association
SFHRB Single Family Housing Revenue Bond

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       North Carolina Municipal Bond Fund

                            Schedule of Investments
                                August 31, 1999

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - 94.0%
             Illinois - 2.3%
 $ 3,775,000 Chicago, IL RB, O'Hare Int'l. Arpt. Spl. Facs.,
              United Air Lines Inc. Proj., Ser. B,
              5.20%, 4/1/2011...................................   $  3,532,721
   4,000,000 Illinois Dev. Fin. Auth. Solid Wst., Disposal RB,
              Wst. Mgmt. Inc. Proj., 5.05%, 1/1/2010............      3,733,520
                                                                   ------------
                                                                      7,266,241
                                                                   ------------
             Louisiana - 0.3%
   1,000,000 Saint Charles Parish, LA PCRB, Union Carbide Corp.
              Proj., 5.10%, 1/1/2012............................        943,990
                                                                   ------------
             North Carolina - 86.7%
   1,435,000 Asheville, NC Hsg. Auth. MHRB, Woodridge Apts.,
              (GNMA),
              5.80%, 11/20/2039.................................      1,417,220
   1,165,000 Burlington, NC Burlington Homes RB, Section 8, Ser.
              A,
              6.00%, 8/1/2009...................................      1,202,245
   2,480,000 Cabarrus Cnty., NC GO, (MBIA),
              5.30%, 2/1/2011...................................      2,513,827
   6,000,000 Catawba Cnty., NC Hosp. RB, Catawba Mem. Hosp.
              Proj., 5.25%, 10/1/2014...........................      5,835,300
   1,000,000 Chapel Hill, NC Parking Facs. RB, COP, 6.35%,
              12/1/2018.........................................      1,042,680
             Charlotte, NC COP:
   1,735,000 Cityfair Parking Fac. Proj., Ser. A, 6.125%,
             6/1/2010...........................................      1,837,347
   1,000,000 Convention Fac. Proj., (AMBAC),
             6.65%, 12/1/2003,..................................      1,066,190
             Stadium Parking Fac. Proj., Ser. C:
   1,245,000 6.00%, 6/1/2010....................................      1,301,697
   1,475,000 6.00%, 6/1/2014....................................      1,529,428
   5,000,000 Charlotte, NC GO,
              5.00%, 2/1/2010...................................      5,003,800
   1,410,000 Charlotte, NC Hsg. Dev. Corp., RB, Mtge. Vantage 78
              Apts.,
              6.60%, 7/15/2021..................................      1,454,626
             Charlotte, NC Mecklenberg Hosp. RB:
   1,050,000 5.75%, 1/1/2012....................................      1,073,698
   1,000,000 6.00%, 1/1/2005....................................      1,049,460
  18,000,000 Charlotte, NC Spl. Facs. RB, Charlotte Douglas
              Intl. Arpt., 5.60%, 7/1/2027......................     15,873,660
   4,000,000 Craven Cnty., NC, Indl. Facs. & Pollution Ctl. Fin.
              Auth. RB, Weyerhaeuser Co. Proj.,
              6.35%, 1/1/2010...................................      4,200,680
   2,000,000 Craven Cnty., NC GO,
              6.40%, 6/1/2000...................................      2,039,960
   2,390,000 Cumberland Cnty., NC COP, Civic Ctr., Proj., Ser.
              A, (AMBAC),
              6.40%, 12/1/2024..................................      2,642,623
             Cumberland Cnty., NC GO:
   2,100,000 5.90%, 2/1/2010....................................      2,239,650
   2,100,000 5.90%, 2/1/2011....................................      2,239,650
   2,100,000 5.90%, 2/1/2012....................................      2,239,650

  Principal
   Amount                                                               Value
 MUNICIPAL OBLIGATIONS - continued
             North Carolina - continued
             Cumberland Cnty., NC Hosp. Facs. RB, Cumberland Cnty.
              Hosp. Sys. Inc.:
 $ 3,520,000 5.00%, 10/1/2006.....................................   $  3,495,008
   3,360,000 5.25%, 10/1/2012.....................................      3,239,712
   3,000,000 5.25%, 10/1/2013.....................................      2,873,130
   4,830,000 5.25%, 10/1/2014.....................................      4,588,355
             Durham Cnty., NC, Pub. Impt. Bonds, Ser. 95:
   2,400,000 5.80%, 2/1/2010......................................      2,542,968
   2,400,000 5.80%, 2/1/2011......................................      2,542,968
             Durham Cnty., NC COP, New Durham Corp.:
   1,160,000 Ser. A,
             5.25%, 12/1/2010.....................................      1,174,662
   1,485,000 Ser. B,
             5.25%, 12/1/2011.....................................      1,490,198
   2,750,000 Durham Cnty., NC MHRB, Ivy Commons Proj.,
              8.00%, 3/1/2029.....................................      2,769,387
             Fayetteville, NC Pub. Works Commission RB, Ser. A
              (FSA):
   2,000,000 6.00%, 3/1/2012......................................      2,082,160
   1,360,000 6.75%, 3/1/2003......................................      1,462,626
   1,025,000 Franklin Cnty., NC COP, Jail & Sch. Proj., (FGIC),
              6.20%, 6/1/2004.....................................      1,100,502
     910,000 Fremont, NC Hsg. Dev. Corp. RB, Torhunta
              Apts., (FHA), 6.75%, 7/15/2022......................        943,661
             Gastonia, NC Combined Util. Sys. RB, (MBIA):
   1,000,000 6.00%, 5/1/2014......................................      1,080,440
   1,505,000 6.10%, 5/1/2019......................................      1,632,338
             Greensboro, NC Combined Enterprise Sys. RB, Ser. A:
   1,615,000 5.20%, 6/1/2010......................................      1,627,161
     880,000 6.50%, 6/1/2002......................................        930,107
   1,050,000 6.50%, 6/1/2003......................................      1,126,125
             Greensboro, NC COP, Colliseum Arena Expansion Proj.:
   1,000,000 6.40%, 12/1/2001.....................................      1,047,740
   1,100,000 6.65%, 12/1/2004.....................................      1,169,146
   1,000,000 Harnett Cnty., NC COP, (AMBAC), 6.40%, 12/1/2014.....      1,082,420
             Haywood Cnty., NC Indl. Facs. & Pollution Ctl. Fin.
              RB, Champion Intl. Corp. Proj.:
   2,500,000 6.00%, 3/1/2020......................................      2,449,525
   1,750,000 6.25%, 9/1/2025......................................      1,769,180
   4,750,000 Martin Cnty., NC, Indl. Facs. & Pollution Ctl. Fin.
              Auth. RB, Weyerhaeuser Co. Proj., 6.80%, 5/1/2024...      5,049,155
   6,500,000 Mecklenburg Cnty., NC GO, 5.00%, 4/1/2009............      6,553,885
             Mecklenburg Cnty., NC Pub. Impt. RB:
   4,095,000 5.40%, 4/1/2008......................................      4,248,522
   5,000,000 5.40%, 4/1/2009......................................      5,165,950

                                   EVERGREEN
                       North Carolina Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

  Principal
   Amount                                                              Value
 MUNICIPAL OBLIGATIONS - continued
             North Carolina - continued
 $ 1,000,000 North Carolina Coastal Regl. Solid Wst. Mgmt. Auth.,
              RB Solid Wst. Disposal Sys.,
              6.50%, 6/1/2008.....................................  $  1,074,200
   7,850,000 North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys.
              RB, Ser. A, 5.625%, 1/1/2014........................     7,880,458
             North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys.
              RB, (MBIA):
   3,400,000 7.00%, 1/1/2013......................................     3,897,998
   1,845,000 7.50%, 1/1/2010......................................     2,163,779
             Ser. A:
   5,000,000 5.00%, 1/1/2021......................................     4,684,250
   5,000,000 5.70%, 1/1/2013......................................     5,066,700
   3,750,000 6.50%, 1/1/2018......................................     3,926,475
   5,440,000 Ser. B
             6.00%, 1/1/2022......................................     5,308,842
   6,500,000 Ser. C, (AMBAC),
             6.00%, 1/1/2018......................................     6,817,915
             North Carolina Hsg. Fin. & Dev. Auth., SFHRB:
   1,045,000 Ser. EE,
             5.90%, 9/1/2013......................................     1,072,369
   3,640,000 Ser. JJ,
             6.15%, 3/1/2011......................................     3,761,503
   1,030,000 Ser. T,
             7.05%, 9/1/2020......................................     1,072,107
     920,000 Ser. W,
             6.20%, 9/1/2009......................................       954,794
   2,000,000 North Carolina Hsg. Fin. Agcy., Ser. 5, 4.90%,
              1/1/2024............................................     1,985,540
             North Carolina Med. Care Commission Hosp. RB:
     920,000 Carolina Medicorp Proj.
             6.30%, 5/1/2001......................................       951,114
              Deerfield Episcopal:
  11,595,000 5.30%, 11/1/2004.....................................    11,546,069
   3,550,000 5.85%, 7/1/2027......................................     3,312,186
   2,630,000  Gaston Hlth. Care
             5.375%, 2/15/2011....................................     2,585,816
              Grace Hosp. Inc.:
   3,825,000 5.25%, 10/1/2013.....................................     3,731,938
   1,110,000 6.50%, 10/1/2005.....................................     1,203,606
   1,180,000 6.50%, 10/1/2006.....................................     1,287,368
   1,465,000  Halifax Regional Med. Ctr.,
             5.00%, 8/15/2018.....................................     1,309,564
              High Point Regional Hlth. Sys. (AMBAC):
   1,345,000 5.25%, 10/1/2012,....................................     1,334,886
   1,440,000 5.25%, 10/1/2013,....................................     1,414,641
   1,605,000 5.50%, 10/1/2008.....................................     1,662,940
   1,445,000 5.50%, 10/1/2009.....................................     1,488,914
   3,100,000  Hlth. Care Facs.,
             5.75%, 7/1/2019......................................     2,931,918
   2,320,000  Northeast Med. Ctr. Proj.,
             5.00%, 11/1/2010.....................................     2,284,759

  Principal
   Amount                                                              Value
 MUNICIPAL OBLIGATIONS - continued
             North Carolina - continued
             North Carolina Med. Care Commission Hosp. RB -
               continued
              PA Mem. Hosp.:
 $ 1,000,000 5.25%, 1/1/2012.....................................   $   907,600
   2,350,000 5.375%, 1/1/2022....................................     2,068,118
   5,035,000 Pitt Cnty. Mem. Hosp. Ser. A, 5.25%, 12/1/2010......     5,047,285
              Presbyterian Hlth. Svcs. Co. Proj.:
     900,000 6.125%, 10/1/2014...................................       962,568
     925,000 7.30%, 10/1/2015....................................       977,115
              Rex Hosp. Proj.:
   2,500,000 6.125%, 6/1/2010....................................     2,689,850
   3,700,000 6.25%, 6/1/2017.....................................     3,996,814
   5,000,000  Stanley Mem. Hosp. Proj. (AMBAC),
             5.375%, 10/1/2014...................................     4,951,400
              Transylvania Community Hosp. Inc.:
   1,130,000 5.50%, 10/1/2012....................................     1,073,816
   1,090,000 5.75%, 10/1/2019....................................     1,023,096
  11,500,000 North Carolina Muni. Pwr. Agcy., Elec. RB, Catawba
              Elec.
             7.25%, 1/1/2007.....................................    12,809,435
             North Carolina Student Edl. Assistance Auth. RB:
             Ser. A:
   1,000,000 6.05%, 7/1/2010.....................................     1,014,840
   2,000,000 6.30%, 7/1/2015.....................................     2,048,140
   2,375,000 Ser. C,
             6.35%, 7/1/2016.....................................     2,437,652
   1,000,000 Pitt Cnty., NC COP Pub. Facs., Ser. A, (MBIA),
             5.55%, 4/1/2012.....................................     1,019,300
             Raleigh, NC Hsg. Auth. Multifamily RB:
             Hsg. Mtge. Cedar Point Apts., Ser. A:
   3,170,000 5.10%, 11/1/2010....................................     3,111,609
   5,000,000 5.80%, 11/1/2019....................................     4,838,050
   3,600,000  Subordinated Housing Mtge. Cedar Point, Ser. C,
             7.00%, 11/1/2030....................................     3,452,508
   1,835,000 Univ. of NC Chapel Hill Pkg. Sys. RB, Ser. A,
              5.60%, 5/15/2017...................................     1,839,844
   3,865,000 Winston Salem, NC GO 8.875%, 6/1/2000...............     4,010,595
                                                                    -----------
                                                                    270,032,706
                                                                    -----------
             West Virginia - 0.9%
   3,000,000 Kanawha Cnty., WV PCRB, Union Carbide Corp. Proj.,
              5.10%, 1/1/2012....................................     2,831,970
                                                                    -----------
             Puerto Rico - 2.2%
   2,535,000 Cmnwlth. of Puerto Rico GO, (MBIA) 6.25%, 7/1/2009..     2,803,482
   1,000,000 Cmnwlth. of Puerto Rico Muni. GO, Fin. Agcy., Ser.
              A, 5.70%, 7/1/2003.................................     1,043,540
   1,400,000 Cmnwlth. of Puerto Rico Port Auth. RB, American
              Airlines Proj., Ser. A, 6.25%, 6/1/2026............     1,431,906

                                   EVERGREEN
                       North Carolina Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - continued
             Puerto Rico - continued
             Cmnwlth. of Puerto Rico RB, Indl. Tourist Edl.
              Auth., Mennonite General Hosp. Proj., Ser. A:
 $ 1,380,000 5.625%, 7/1/2017...................................   $  1,283,717
     500,000 5.625%, 7/1/2027...................................        449,295
                                                                   ------------
                                                                      7,011,940
                                                                   ------------
             U. S. Virgin Islands - 1.6%
   5,000,000 Virgin Islands Pub. Fin. Auth., Refunding Sr. Lien,
              Ser. A 5.20%, 10/1/2010...........................      4,841,050
                                                                   ------------
             Total Municipal Obligations (cost $292,851,182)....    292,927,897
                                                                   ------------


   Shares                                                              Value
 MUTUAL FUND SHARES - 4.8% (cost $14,953,000)
 14,953,000 Federated Municipal Obligations Fund.................   $ 14,953,000
                                                                    ------------

            Total Investments -
             (cost $307,804,182)..........................    98.8%  307,880,897
            Other Assets and
             Liabilities - net............................     1.2     3,626,663
                                                             -----  ------------
            Net Assets - .................................   100.0% $311,507,560
                                                             =====  ============

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or munic-ipality. In order to reduce risk associated with such economic develop-ments, at August 31, 1999, 13.8% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institu-tions and financial guaranty assurance agencies. At August 31, 1999, the Fund had securities backed by bond insurance of the following financial institutions representing more than 5% of net assets:

AMBAC 7.2%

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
COP   Certificate of Participation
FGIC  Insured by Financial Guaranty Insurance Company
FHA    Insured by Federal Housing Authority
FSA   Insured by Financial Security Assurance, Incorporated
GNMA  Insured by Government National Mortgage Association
GO    General Obligation
MBIA Insured by Municipal Bond Investors Assurance Corporation MHRB Multifamily Housing Revenue Bond
PCRB  Pollution Control Revenue Bond
RB    Revenue Bond
SFHRB Single Family Housing Revenue Bond

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       South Carolina Municipal Bond Fund

                            Schedule of Investments
                                August 31, 1999

  Principal
   Amount                                                              Value
 MUNICIPAL OBLIGATIONS - 95.1%
             Georgia - 1.4%
 $ 1,000,000 Fulton Cnty., GA Residential Care RB,
              6.90%, 7/1/2019....................................   $   960,300
                                                                    -----------
             Maryland - 1.1%
     750,000 Frederick Cnty., MD Spl. Oblig. RB, Urbana Community
              Dev. Auth.,
              6.625%, 7/1/2025...................................       727,830
                                                                    -----------
             South Carolina - 81.5%
     400,000 Calhoun Cnty., SC Solid Wst. Disposal Facs. RB,
              Eastman Kodak Co. Proj.,
              6.75%, 5/1/2017....................................       452,108
     400,000 Camden, SC Pub. Util. RB, Refunding & Impt., (MBIA),
              5.50%, 3/1/2017....................................       397,780
             Charleston Cnty., SC Hlth. Facs. RB, First Mtge.
              Episcopal Church Proj.:
     300,000 7.125%, 4/1/2020....................................       307,074
     750,000 Ser. A,
             6.25%, 4/1/2019.....................................       755,910
             Charleston Cnty., SC Resource Recovery RB, Foster
              Wheeler (AMBAC):
   3,000,000 5.10%, 1/1/2008.....................................     3,011,910
   2,000,000 5.25%, 1/1/2010.....................................     2,006,180
     675,000 Charleston, SC GO,
              7.00%, 4/1/2011....................................       700,920
   3,250,000 Columbia, SC Wtrwks. & Swr. Sys. RB,
              5.70%, 2/1/2010....................................     3,413,962
             Darlington Cnty., SC IDRB:
     500,000  Nucor Corp. Proj., Ser. A,
              5.75%, 8/1/2023....................................       496,760
     750,000  Sonoco Products Co. Proj.,
              6.00%, 4/1/2026....................................       753,443
             Florence Cnty., SC GO,
              Sch. Dist. No. 001 (FGIC):
   1,150,000 5.80%, 5/1/2007.....................................     1,200,474
   1,200,000 5.80%, 5/1/2009.....................................     1,252,668
   1,500,000 Georgetown Cnty., SC PCRB, Int'l. Paper Co. Proj.,
              Ser. A,
              5.125%, 2/1/2012...................................     1,408,785
     200,000 Georgetown Cnty., SC Wtr. & Swr. Dist. RB, Refunding
              & Impt. Jr. Lien,
              6.50%, 6/1/2017....................................       220,572
     750,000 Grand Strand, SC Wtrwrks. & Swr. Sys. Auth. RB,
              (MBIA),
              6.375%, 6/1/2012...................................       829,845
   1,110,000 Greenville Cnty, SC University Center Pub. Facs. RB,
              5.50%, 4/1/2012....................................     1,127,749
             Greenville, SC Hosp. Facs. RB:
   1,000,000 Ser. A,
             5.40%, 5/1/2007.....................................     1,021,310
             Ser. B:
   3,500,000 5.60%, 5/1/2010.....................................     3,564,610
     600,000 5.70%, 5/1/2012.....................................       609,540
     400,000 Greenville, SC Mem. Auditorium Dist. GO, Bi-Lo Ctr.
              Proj., (AMBAC),
              5.75%, 4/1/2018....................................       430,128

  Principal
   Amount                                                               Value
 MUNICIPAL OBLIGATIONS - continued
             South Carolina - continued
 $ 1,000,000 Greenwood, SC Combined Pub. Util. RB, Refunding &
              Impt., (AMBAC),
              5.50%, 12/1/2008.....................................  $ 1,032,970
     300,000 Horry Cnty., SC Arpt. RB, Ser. A, (FSA),
              5.60%, 7/1/2017......................................      295,257
   1,000,000 Horry Cnty., SC GO, Sch. Dist.,
              Ser. B, (FGIC),
              5.50%, 1/1/2012......................................    1,009,110
             Laurens County, SC Dist. No. 055, (FGIC):
   1,075,000 5.25%, 3/1/2009.......................................    1,097,575
     500,000 5.50%, 3/1/2013.......................................      507,240
   1,475,000 5.50%, 3/1/2015.......................................    1,483,747
   1,500,000 Loris, SC Community Hosp. RB, Ser. A,
              5.50%, 1/1/2016......................................    1,392,825
     500,000 Loris, SC Community Sch. Hosp. Dist. RB,
              5.625%, 1/1/2020.....................................      458,880
   2,000,000 Medical University South Carolina Hosp. Facs. RB,
              6.00%, 7/1/2014......................................    2,009,300
             Myrtle Beach, SC GO:
     500,000 5.40%, 3/1/2012.......................................      503,540
     525,000 5.40%, 3/1/2013.......................................      526,139
             Piedmont, SC Muni. Pwr. Agcy.,
              Elec. RB, (MBIA):
   1,000,000 6.10%, 1/1/2006.......................................    1,077,550
   1,150,000 6.25%, 1/1/2009.......................................    1,259,664
   1,175,000 Scorence Cnty., SC GO, Sch. Dist. No. 001, (FGIC),
              5.80%, 5/1/2008......................................    1,226,571
     250,000 South Carolina Edl. Assistance Auth. RB, Gtd. Student
              Loans, Ser. C,
              5.875%, 9/1/2007.....................................      255,095
             South Carolina Hsg. Fin. & Dev. Auth. MHRB:
     100,000 Ser. A, (FNMA & FHA),
             6.80%, 11/15/2011.....................................      104,762
     265,000 Hunting Ridge Apts.,
             6.75%, 6/1/2025.......................................      277,007
     300,000 Runaway Bay Apts. Proj.,
             6.125%, 12/1/2015.....................................      305,304
             South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB:
              Ser. A, (AMBAC & FHA):
     500,000 5.95%, 7/1/2029.......................................      508,405
     660,000 6.35%, 7/1/2025.......................................      677,609
     100,000 6.55%, 7/1/2015.......................................      103,860
             Heritage Ct. Apts., Ser. A, (FHA):
     680,000 5.85%, 7/1/2010.......................................      700,577
     595,000 6.15%, 7/1/2025.......................................      611,237
     200,000 Homeownership Mortgage, Ser. A,
             7.55%, 7/1/2011.......................................      204,516
             South Carolina Jobs EDA Hosp. Facs. RB:
   1,600,000 6.00%, 11/1/2014......................................    1,645,808
     200,000 Oconee Mem. Hosp. Inc.,
             6.15%, 3/1/2015.......................................      207,654

                                   EVERGREEN
                       South Carolina Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

 Principal
   Amount                                                              Value
 MUNICIPAL OBLIGATIONS - continued
            South Carolina - continued
            South Carolina Jobs EDA-IDRB, Plasti Line Inc. Proj.
             (LOC: Keybank, N.A.):
 $  220,000 5.50%, 7/1/2006......................................   $   223,806
    200,000 5.65%, 7/1/2008......................................       202,934
    200,000 5.70%, 7/1/2009......................................       202,540
    190,000 5.80%, 7/1/2010......................................       192,455
    230,000 5.90%, 7/1/2011......................................       232,962
    400,000 6.25%, 7/1/2017......................................       401,444
            South Carolina Med. Univ., Hosp.
             Facs. RB, (MBIA):
  1,000,000 5.50%, 7/1/2008......................................     1,041,800
  1,000,000 5.50%, 7/1/2009......................................     1,036,820
  2,000,000 South Carolina Port Auth. RB, (FSA), 5.375%,
             7/1/2015............................................     1,940,740
            South Carolina, Pub. Svc. Auth. RB:
             Ser. A, (MBIA):
    500,000 5.75%, 1/1/2022......................................       496,230
  1,000,000 6.25%, 1/1/2005......................................     1,076,690
            Ser. B, (FGIC):
  1,000,000 5.70%, 1/1/2008......................................     1,053,420
  1,250,000 6.50%, 1/1/2006......................................     1,368,337
  1,755,000 Spartanburg Cnty., SC Hlth. Svcs. Dist. Income RB,
             Ser. B, (MBIA),
             6.00%, 4/15/2007....................................     1,871,848
            Three Rivers, SC Solid Wst. Disposal Facs. Auth. RB,
             (MBIA):
    600,000 5.15%, 1/1/2004......................................       611,610
    870,000 5.25%, 1/1/2005......................................       889,401
                                                                    -----------
                                                                     56,286,967
                                                                    -----------

 Principal
   Amount                                                              Value
 MUNICIPAL OBLIGATIONS - continued
            Virginia - 2.1%
 $1,500,000 Chesapeake, VA Redev. & Hsg. Auth. MHRB, Residential
             Rental,
             Chesapeake Crossing Services, Ser. A,
             6.20%, 4/1/2028.....................................   $ 1,478,175
                                                                    -----------
            Puerto Rico - 4.5%
  3,000,000 Cmnwlth. of Puerto Rico GO, (MBIA), 5.65%, 7/1/2015..     3,098,310
                                                                    -----------
            U.S. Virgin Islands - 4.5%
  2,000,000 Virgin Islands Pub. Fin. Auth.
             RB, Senior Lien, Ser. A,
             5.625%, 10/1/2025...................................     1,909,220
  1,250,000 Virgin Islands Wtr. & Pwr.
             Auth., Elec. Sys. RB,
             5.30%, 7/1/2018.....................................     1,174,075
                                                                    -----------
                                                                      3,083,295
                                                                    -----------
            Total Municipal Obligations
             (cost $65,145,124)..................................    65,634,877
                                                                    -----------

 Shares
MUTUAL FUND SHARES - 6.4%
3,327,000  Federated Municipal Obligations Fund.. 3,327,000
1,118,000  Federated Tax Free Obligations Fund... 1,118,000
                                                  ---------

           Total Mutual Fund Shares
            (cost $4,445,000).................... 4,445,000
                                                  ---------

            Total Investments -
             (cost $69,590,124)...........................   101.5%  70,079,877
            Other Assets and
             Liabilities - net............................    (1.5)  (1,049,079)
                                                             -----  -----------
            Net Assets -..................................   100.0% $69,030,798
                                                             =====  ===========

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or munic-ipality. In order to reduce risk associated with such economic develop-ments, at August 31, 1999, 53.3% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institu-tions and financial guaranty assurance agencies. At August 31, 1999, the Fund had securities backed by bond insurance of the following financial institutions representing more than 5% of net assets:

AMBAC 9.4%
FGIC 14.8%
MBIA 19.8%

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
EDA   Economic Development Authority
FGIC  Insured by Financial Guaranty Insurance Company
FHA   Insured by Federal Housing Authority
FNMA  Insured by Federal National Mortgage Association
FSA   Insured by Financial Security Assurance, Incorporated
GO    General Obligation
IDRB  Industrial Development Revenue Bond
LOC   Letter of Credit
MBIA  Insured by Municipal Bond Investors Assurance Corporation
MHRB  Multifamily Housing Revenue Bond
PCRB  Pollution Control Revenue Bond
RB    Revenue Bond

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Virginia Municipal Bond Fund

                            Schedule of Investments
                                August 31, 1999

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - 94.6%
             District of Columbia - 1.8%
             District of Columbia, Metropolitan Area Transit
              Auth. RB, (FGIC):
 $ 2,500,000 6.00%, 7/1/2007....................................   $  2,693,775
     600,000 6.00%, 7/1/2009....................................        645,630
                                                                   ------------
                                                                      3,339,405
                                                                   ------------
             Georgia - 0.5%
   1,000,000 Fulton Cnty., GA Residential Care RB, Sr. Lien RHA
              Asstd. Living, Ser. A,
              6.90%, 7/1/2019...................................        960,300
                                                                   ------------
             Maryland - 0.8%
             Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
   1,000,000 6.25%, 7/1/2010....................................        968,970
     500,000 6.625%, 7/1/2025...................................        485,220
                                                                   ------------
                                                                      1,454,190
                                                                   ------------
             Virginia - 86.4%
             Albemarle Cnty., VA IDA RB:
   1,000,000 Martha Jefferson Hosp.,
             5.75%, 10/1/2008...................................      1,022,050
             Residential Care Fac., Our Lady of Peace Inc.:
     500,000 5.75%, 7/1/2019....................................        469,055
     100,000 6.45%, 7/1/2015....................................         99,989
     145,000 6.625%, 7/1/2021...................................        146,472
             Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham
              Vlg. Apts.:
   1,000,000 5.45%, 7/1/2018....................................        945,900
   1,000,000 5.50%, 1/1/2029....................................        933,900
   1,000,000 Amherst, VA IDA RB, Georgia Pacific Corp. Proj.,
              5.25%, 2/1/2011...................................        962,560
   1,000,000 Arlington Cnty., VA GO,
              5.90%, 8/1/2010...................................      1,079,010
             Arlington Cnty., VA IDA MHRB, Woodbury Park Apts.:
   1,000,000 Ser. A,
             5.35%, 7/1/2018....................................        956,480
   1,600,000 Ser. B,
             6.50%, 7/1/2024....................................      1,526,080
   5,305,000 Arlington Cnty., VA IDA Resource Recovery RB, Ogden
              Martin Sys. Of
              Alexandria/Arlington, Inc. Proj., (FSA),
              5.375%, 1/1/2013..................................      5,208,131
   3,000,000 Bedford Cnty., VA IDA RB, Nekoosa Packaging Corp.
              Proj., & Georgia Pacific Corp.,
              5.60%, 12/1/2025..................................      2,767,800
   3,675,000 Big Stone Gap, VA Redev. & Hsg. Auth. Correctional
              Fac. Lease RB, Wallens Ridge Dev. Proj.,
              6.00%, 9/1/2007...................................      3,941,915
             Brunswick (City of), VA IDA Correctional Fac. Lease
              RB, (MBIA):
   1,000,000 5.50%, 7/1/2007....................................      1,046,510
   2,215,000 5.65%, 7/1/2009....................................      2,319,858
     200,000 5.75%, 7/1/2011....................................        207,984

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Virginia - continued
 $   390,000 Buena Vista, VA IDA RB Wtr. & Swr. Fac., Route 60
              Proj.,
              6.25%, 7/15/2011..................................  $    389,641
   4,750,000 Charles City Cnty., VA IDA RB,
              4.875%, 2/1/2009..................................     4,363,160
     250,000 Charlottesville-Albemarle, VA Arpt. Auth. RB,
              6.125%, 12/1/2013.................................       251,273
   2,890,000 Chesapeake Bay, VA Dist. RB Bridge & Tunnel
              Commission, (FGIC),
              5.875%, 7/1/2010..................................     3,036,725
   1,000,000 Chesapeake, VA Arpt. Auth. RB,
              5.30%, 8/1/2019...................................       931,300
   3,000,000 Chesapeake, VA Pub. Impt. GO,
              5.375%, 5/1/2010..................................     3,065,430
             Chesapeake, VA Redev. & Hsg. Auth. MHRB,
              Residential Rental, Chesapeake Crossing, Sr. Ser.
              A:
     570,000 5.75%, 4/1/2009....................................       565,417
     250,000 6.00%, 4/1/2013....................................       247,470
   2,250,000 6.20%, 4/1/2028....................................     2,217,263
   1,000,000 Chesapeake, VA Wtr. & Swr. Fac.,
              GO, Ser. A,
              7.00%, 12/1/2004..................................     1,115,650
             Chesterfield Cnty., VA GO:
   2,000,000 5.25%, 3/1/2010....................................     2,025,700
   1,000,000 Ser. B,
             6.70%, 1/1/2006....................................     1,052,410
     500,000 Chesterfield Cnty., VA Hlth. Ctr. Community Mtge.
              RB, Lucy Nursing Home Proj., (GNMA),
              5.875%, 12/1/2021.................................       504,025
     500,000 Chesterfield Cnty., VA Wtr. & Swr. RB,
              6.375%, 11/1/2007.................................       535,570
   2,545,000 Danville, VA IDA Hosp. RB, Danville Reg'l. Med.
              Ctr., (FGIC),
              6.20%, 10/1/2009..................................     2,759,823
   3,000,000 Dulles Town, VA CDA RB, Dulles
              Town Ctr. Proj.,
              6.25%, 3/1/2026...................................     2,941,050
     370,000 Fairfax Cnty., VA IDA RB, Inova Hlth. Sys. Proj.,
              5.875%, 8/15/2016.................................       377,078
   3,000,000 Fairfax Cnty., VA Pub. Impt. GO, Ser. A,
              5.25%, 6/1/2009...................................     3,057,780
             Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB:
     500,000 Elderly Hsg., (FHA),
             6.00%, 9/1/2016....................................       512,570
     250,000 Mott & Gum Springs Community Ctrs.,
             5.35%, 6/1/2006....................................       256,957
   2,605,000 Fairfax Cnty., VA Swr. RB,
              5.625%, 7/15/2011.................................     2,686,458
   1,695,000 Fairfax Cnty., VA Wtr. Auth. RB,
              6.00%, 4/1/2022...................................     1,747,189

                                   EVERGREEN
                          Virginia Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

  Principal
   Amount                                                               Value
 MUNICIPAL OBLIGATIONS - continued
             Virginia - continued
 $   250,000 Greensville Cnty., VA IDA RB, Georgia Pacific Corp.
              Proj.,
              5.30%, 8/1/2014.....................................   $    237,143
             Halifax Cnty., VA IDA RB, Halifax Reg'l. Hosp., Inc.:
     300,000 4.80%, 9/1/2009......................................        282,426
   1,000,000 5.00%, 9/1/2011......................................        944,740
     400,000 5.25%, 9/1/2017......................................        368,904
     500,000 Hampton, VA GO,
              6.00%, 1/15/2008....................................        540,535
             Hanover Cnty., VA IDA RB:
     960,000  Bon Secours Hlth. Sys. Proj., (MBIA),
             6.00%, 8/15/2008.....................................      1,030,743
   1,360,000  Mem. Reg'l. Med. Ctr. Proj., (MBIA),
             6.50%, 8/15/2008.....................................      1,512,007
     500,000 Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of
              Salem Run Proj., (LOC: PNC Bank & FSA),
              6.20%, 4/1/2017.....................................        514,885
   1,000,000 Henrico Cnty., VA Wtr. & Swr. RB
              5.70%, 5/1/2008.....................................      1,060,963
             Henrico Cnty., VA IDA Lease RB:
   2,000,000  Bon Secours Hlth. Sys. Proj.,
              5.60%, 8/15/2010....................................      2,050,880
     700,000 Pub. Fac.,
             7.00%, 8/1/2013......................................        780,591
     535,000 Isle Wright Cnty., VA IDA RB, Solid Wst. Disposal
              Fac., Union Camp Corp. Proj.,
              6.55%, 4/1/2024.....................................        563,532
   2,105,000 James City Cnty., VA IDA RB, Residential Care Fac.,
              Williamsburg Landing, Inc.,
              6.625%, 3/1/2023....................................      2,147,753
   1,000,000 King & Queen Cnty., VA IDA Lease RB, King & Queen
              Cts. Complex, Ser. A,
              5.625%, 7/15/2017...................................        996,020
     700,000 King George Cnty., VA IDA Lease RB, King George Cnty.
              Sch. Proj.,
              6.40%, 8/1/2016.....................................        704,767
   1,000,000 Loudoun Cnty., VA GO, Ser. A,
              5.50%, 10/1/2007....................................      1,038,640
   1,550,000 Loudoun Cnty., VA Sanitation Auth., Wtr. & Swr. RB,
              (FGIC),
              6.25%, 1/1/2010.....................................      1,650,750
   4,440,000 Newport News, VA GO,
              5.75%, 1/15/2017....................................      4,503,892
             Norfolk, VA GO:
   3,000,000 5.25%, 6/1/2011......................................      3,013,020
   2,000,000 5.70%, 6/1/2008......................................      2,096,700
   1,000,000 Refunding & Capital Impt., (FGIC),
             5.00%, 7/1/2008......................................      1,010,610
             Norfolk, VA Redev. & Hsg. Auth. RB, Merrimack Landing
              Proj.:
     275,000 5.00%, 12/1/2005.....................................        274,978
     340,000 5.10%, 12/1/2006.....................................        339,850

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Virginia - continued
 $ 1,300,000 Northampton Cnty., VA GO, Ser. A, (FSA),
              5.30%, 7/15/2018..................................  $  1,229,358
   2,885,000 Peninsula Ports Auth., VA Hlth. Sys. RB, Riverside
              Hlth. Sys. Proj.,
              5.25%, 7/1/2013...................................     2,783,073
   1,300,000 Peumansend Creek, VA Reg'l. Jail Auth. RB, (MBIA),
              5.75%, 6/1/2017...................................     1,318,265
     640,000 Portsmouth, VA Redev. & Hsg. Auth. MHRB, January
              16th Assn., Ser. A, (FNMA),
              6.30%, 9/1/2026...................................       669,498
     500,000 Portsmouth, VA Redev. & Hsg. Auth. RB, Chowan
              Apts., Ser. A, (GNMA), 5.85%, 12/20/2030..........       501,860
     700,000 Prince William Cnty., VA GO, Impt. & Refunding,
              Ser. A,
              6.20%, 12/1/2011..................................       733,082
   1,000,000 Prince William Cnty., VA IDA, Refunding, Prince
              William Hosp., 5.625%, 4/1/2012...................     1,012,110
             Prince William Cnty., VA IDA RB: ATCC Proj.,
     500,000
             6.00%, 2/1/2014....................................       503,415
             Melrose Apts. Proj.:
   1,000,000 Ser. A,
             5.25%, 7/1/2018....................................       958,380
   4,000,000 Ser. C,
             7.00%, 7/1/2029....................................     3,821,800
     500,000  Potomac Hosp. Corp.,
              6.75%, 10/1/2015..................................       564,895
             Prince William Cnty., VA RB, Park Auth. Rev.:
     500,000 6.30%, 10/15/2006..................................       538,905
   1,300,000 6.875%, 10/15/2016.................................     1,411,800
             Riverside, VA Reg'l. Jail Auth. RB, (MBIA):
   3,375,000 5.625%, 7/1/2007...................................     3,559,275
   1,000,000 5.875%, 7/1/2014...................................     1,029,930
     400,000 6.00%, 7/1/2025....................................       408,980
   1,185,000 Roanoke, VA IDA RB, Roanoke Mem. Hosp., Ser. B,
              (AMBAC),
              6.00%, 7/1/2007...................................     1,228,027
             Suffolk, VA GO, (AMBAC):
     250,000 5.70%, 6/1/2010....................................       261,717
     750,000 5.90%, 6/1/2013....................................       783,885
             Virginia Beach, VA GO:
   1,575,000 5.40%, 7/15/2009...................................     1,629,731
   1,000,000 6.00%, 9/1/2009....................................     1,082,510
   1,385,000 Virginia Beach, VA Refunding & Pub. Impt. GO,
              5.25%, 8/1/2007...................................     1,428,350
   1,540,000 Virginia Biotechnology Research Park RB, Biotech
              Five Proj. Ser. A,
              5.25%, 10/1/2014..................................     1,449,633

                                   EVERGREEN
                          Virginia Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

  Principal
   Amount                                                              Value
 MUNICIPAL OBLIGATIONS - continued
             Virginia - continued
             Virginia College, VA Edl. Fac. Bldg. Auth. RB:
 $ 3,510,000 21st Century College Program,
             5.40%, 8/1/2015......................................  $  3,489,817
     750,000 Hampton Univ. Proj.,
             5.75%, 4/1/2014......................................       761,385
             Virginia Hsg. Dev. Auth. MHRB:
   1,430,000 Ser. B,
             4.95%, 11/1/2010.....................................     1,386,943
             Ser. H:
     500,000 6.00%, 5/1/2010......................................       517,000
   1,000,000 6.10%, 11/1/2011.....................................     1,040,200
     300,000 6.35%, 11/1/2011.....................................       315,270
   1,000,000 Ser. I,
             5.45%, 5/1/2018......................................       977,030
     400,000 Ser. K,
             5.90%, 5/1/2011......................................       416,516
     500,000 Ser. O,
             6.05%, 11/1/2017.....................................       516,870
             Virginia Hsg. Dev. Auth. RB, Cmnwlth. Mtge.:
   1,000,000 Ser. A, Subser. A-1,
             6.20%, 7/1/2011......................................     1,028,170
   1,000,000 Ser. C, Subser. C-2,
             5.75%, 7/1/2007......................................     1,031,050
     500,000 Ser. C, Subser. C-6,
             6.25%, 1/1/2015......................................       510,190
   1,300,000 Ser. D, Subser. D-1,
             6.10%, 1/1/2019......................................     1,331,538
   1,180,000 Ser. E, Subser. E-3,
             4.80%, 7/1/2009......................................     1,162,666
     300,000 Ser. F, Subser. F-1,
             6.25%, 7/1/2012......................................       309,135
     480,000 Virginia IDA RB, Small Business Fin., Hodges Farm
              Associates II,
              4.75%, 11/1/2012....................................       479,270
             Virginia Port Auth. Cmnwlth. Port Fac. RB:
   1,500,000 5.375%, 7/1/2011.....................................     1,502,715
   1,260,000 5.55%, 7/1/2012......................................     1,272,159
     400,000 5.60%, 7/1/2027......................................       385,772
     750,000 5.90%, 7/1/2016......................................       760,230
             Virginia Pub. Bldg. Auth. RB:
   7,000,000 5.20%, 8/1/2010......................................     7,049,350
   1,020,000 Ser. A,
             5.375%, 8/1/2011.....................................     1,034,433
             Virginia Pub. Sch. Auth. RB:
   1,550,000 Refunding Sch. Fin., Ser. A,
             5.125%, 8/1/2010.....................................     1,558,308
   1,000,000 Sch. Fin.
             5.40%, 6/1/2008......................................     1,034,450
             Ser. A:
     200,000 6.20%, 8/1/2014......................................       213,204
   1,000,000 5.625%, 8/1/2009.....................................     1,043,720

  Principal
   Amount                                                         Value
 MUNICIPAL OBLIGATIONS - continued
             Virginia - continued
 $   850,000 Virginia Pub. Sch. Auth. Spl. Obl.,
              York Cnty.,
              5.90%, 7/15/2013..............................   $    874,854
   1,000,000 Virginia State GO,
              6.10%, 6/1/2006...............................      1,072,960
             Virginia Trans. Board RB, Northern VA Trans.
              Dist. Ser. A:
   2,030,000 6.00%, 5/15/2008...............................      2,153,749
   2,160,000 6.75%, 5/15/2005...............................      2,387,124
             Virginia Univ., Cmnwlth. Univ. RB:
              Ser. A:
     350,000 5.625%, 5/1/2016...............................        351,278
   2,325,000 5.75%, 5/1/2021................................      2,327,929
   1,000,000 Ser. B,
             5.35%, 5/1/2009................................      1,025,710
     550,000 West Point, VA IDA Solid Wst. Disposal, RB,
              Chesapeake Corp. Proj., Ser. B,
              6.25%, 3/1/2019...............................        556,721
                                                               ------------
                                                                156,724,157
                                                               ------------
             Puerto Rico - 1.6%
   1,000,000 Cmnwlth. of Puerto Rico Hwy. & Trans., Ser. A,
              5.50%, 7/1/2011...............................      1,037,840
     500,000 Cmnwlth. of Puerto Rico Elec. Pwr. Auth.,
              Refunding, Ser. F,
              5.25%, 7/1/2010...............................        511,165
   1,200,000 Cmnwlth. of Puerto Rico GO, (MBIA),
              6.25%, 7/1/2013...............................      1,320,588
                                                               ------------
                                                                  2,869,593
                                                               ------------
             U. S. Virgin Islands - 3.5%
             Virgin Islands, Pub. Fin. Auth. RB,
              Sr. Lien, Ser. A:
   1,000,000 5.20%, 10/1/2009...............................        978,630
   2,000,000 5.50%, 10/1/2013...............................      1,946,440
     250,000 5.625%, 10/1/2025..............................        238,653
             Virgin Islands, Wtr. & Pwr. Auth. RB:
   2,585,000 5.25%, 7/1/2008................................      2,583,010
     620,000 5.25%, 7/1/2009................................        614,555
                                                               ------------
                                                                  6,361,288
                                                               ------------
             Total Municipal Obligations
              (cost $171,122,120)...........................    171,708,933
                                                               ------------

   Shares
 MUTUAL FUND SHARES - 3.8% (cost $6,785,000)
   6,785,000 Federated Municipal Obligations Fund...........      6,785,000
                                                               ------------

             Total Investments -
              (cost $177,907,120).........................    98.4%  178,493,933
             Other Assets and
              Liabilities - net...........................     1.6     2,970,781
                                                             -----  ------------
             Net Assets - ................................   100.0% $181,464,714
                                                             =====  ============

                                   EVERGREEN
                          Virginia Municipal Bond Fund

                       Schedule of Investments(continued)
                                August 31, 1999

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or munic-ipality. In order to reduce risk associated with such economic develop-ments, at August 31, 1999, 20.4% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institu-tions and financial guaranty assurance agencies. At August 31, 1999, the Fund had securities backed by bond insurance of the following financial institutions representing more than 5% of net assets:

FGIC  6.5%
MBIA  7.6%

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
CDA   Community Development Authority
FGIC  Insured by Financial Guaranty Insurance Company
FHA   Insured by Federal Housing Authority
FNMA  Insured by Federal National Mortgage Association
FSA   Insured by Financial Security Assurance, Incorporated
GNMA  Insured by Government National Mortgage Association
GO    General Obligation
IDA   Industrial Development Authority
LOC   Letter of Credit
MBIA Insured by Municipal Bond Investors Assurance Corporation MHRB Multifamily Housing Revenue Bond
RB    Revenue Bond
RHA   Residential Housing Association

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Southern State Municipal Bond Funds

                      Statements of Assets and Liabilities
                                August 31, 1999

                            Florida High                                             North        South
                               Income       Florida       Georgia     Maryland      Carolina    Carolina     Virginia
                                Fund          Fund         Fund         Fund          Fund        Fund         Fund
-----------------------------------------------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities.............   $460,056,223  $617,529,181  $90,955,118  $39,591,542  $307,804,182 $69,590,124 $177,907,120
 Net unrealized gains or
  losses on securities...     (8,324,300)   (5,225,016)     884,219     (272,411)       76,715     489,753      586,813
-----------------------------------------------------------------------------------------------------------------------
 Market value of
  securities.............    451,731,923   612,304,165   91,839,337   39,319,131   307,880,897  70,079,877  178,493,933
 Cash....................            558         2,175          165          120           552         836          127
 Receivable for
  securities sold........              0             0            0            0             0   3,031,565      977,182
 Receivable for Fund
  shares sold............      2,103,553       218,613       29,166       30,000       546,791     170,208      295,850
 Interest receivable.....      9,294,441    10,263,345    1,182,849      526,657     4,487,465     839,996    2,305,926
 Deferred organization
  expenses...............          7,355             0            0            0             0           0            0
 Prepaid expenses and
  other assets...........         30,884        24,824       14,400        3,818        15,845      12,992       27,198
-----------------------------------------------------------------------------------------------------------------------
  Total assets...........    463,168,714   622,813,122   93,065,917   39,879,726   312,931,550  74,135,474  182,100,216
-----------------------------------------------------------------------------------------------------------------------
 Liabilities
 Distributions payable...      1,139,928     2,084,698      321,198       73,710     1,069,947     243,366      529,066
 Payable for securities
  purchased..............              0     6,865,424    2,120,998            0             0   4,749,963            0
 Payable for Fund shares
  redeemed...............      1,276,130        94,569            0            0       237,135      64,000       20,892
 Advisory fee payable....        172,002        87,420       10,732        7,780        52,779      15,265       18,987
 Distribution Plan
  expenses payable.......        191,175        69,606        5,682       11,686        29,232       3,497       28,695
 Due to other related
  parties................          8,885         9,173        1,753          789         6,012       1,520        3,379
 Accrued expenses and
  other liabilities......        131,911       132,810       12,067       12,706        28,885      27,065       34,483
-----------------------------------------------------------------------------------------------------------------------
  Total liabilities......      2,920,031     9,343,700    2,472,430      106,671     1,423,990   5,104,676      635,502
-----------------------------------------------------------------------------------------------------------------------
 Net assets..............   $460,248,683  $613,469,422  $90,593,487  $39,773,055  $311,507,560 $69,030,798 $181,464,714
-----------------------------------------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........   $470,241,078  $618,662,549  $90,201,994  $40,199,409  $309,632,228 $68,071,717 $180,533,436
 Undistributed net
  investment income......         59,045        61,209        1,786        3,780           699       7,458        6,935
 Accumulated net realized
  gains or losses on
  securities.............     (1,727,140)      (29,320)    (494,512)    (157,723)    1,797,918     461,870      337,530
 Net unrealized gains or
  losses on securities...     (8,324,300)   (5,225,016)     884,219     (272,411)       76,715     489,753      586,813
-----------------------------------------------------------------------------------------------------------------------
 Total net assets........   $460,248,683  $613,469,422  $90,593,487  $39,773,055  $311,507,560 $69,030,798 $181,464,714
-----------------------------------------------------------------------------------------------------------------------
 Net assets consists of
 Class A.................   $269,616,308  $137,101,134  $ 4,357,927  $23,114,241  $ 17,990,360 $ 2,323,649 $ 50,341,142
 Class B.................    130,258,562    59,782,860   14,243,852    3,439,606    46,041,732   5,392,965   15,403,082
 Class C.................      6,749,371     9,111,428            0       29,689             0           0            0
 Class Y.................     53,624,442   407,474,000   71,991,708   13,189,519   247,475,468  61,314,184  115,720,490
-----------------------------------------------------------------------------------------------------------------------
 Total net assets........   $460,248,683  $613,469,422  $90,593,487  $39,773,055  $311,507,560 $69,030,798 $181,464,714
-----------------------------------------------------------------------------------------------------------------------
 Shares outstanding
 Class A.................     25,242,553    14,640,487      445,547    2,184,015     1,766,116     236,221    5,070,366
 Class B.................     12,195,452     6,383,858    1,456,245      325,002     4,519,787     548,140    1,551,400
 Class C.................        631,973       972,960            0        2,805             0           0            0
 Class Y.................      5,020,659    43,511,819    7,360,112    1,246,263    24,294,211   6,233,195   11,655,346
-----------------------------------------------------------------------------------------------------------------------
 Net asset value per
  share
 Class A.................   $      10.68  $       9.36  $      9.78  $     10.58  $      10.19 $      9.84 $       9.93
-----------------------------------------------------------------------------------------------------------------------
 Class A--Offering price
  (based on sales charge
  of 4.75%)..............   $      11.21  $       9.83  $     10.27  $     11.11  $      10.69 $     10.33 $      10.42
-----------------------------------------------------------------------------------------------------------------------
 Class B.................   $      10.68  $       9.36  $      9.78  $     10.58  $      10.19 $      9.84 $       9.93
-----------------------------------------------------------------------------------------------------------------------
 Class C.................   $      10.68  $       9.36           --  $     10.58            --          --           --
-----------------------------------------------------------------------------------------------------------------------
 Class Y.................   $      10.68  $       9.36  $      9.78  $     10.58  $      10.19 $      9.84 $       9.93
-----------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Southern State Municipal Bond Funds

                            Statements of Operations
                           Year Ended August 31, 1999

                           Florida High                                             North         South
                              Income       Florida       Georgia     Maryland      Carolina     Carolina     Virginia
                               Fund          Fund         Fund         Fund          Fund         Fund         Fund
------------------------------------------------------------------------------------------------------------------------
 Investment income
 Interest...............   $ 26,883,117  $ 32,905,530  $ 4,701,745  $ 1,807,252  $ 16,579,778  $ 3,664,021  $ 9,216,899
------------------------------------------------------------------------------------------------------------------------
 Expenses
 Advisory fee...........      2,705,467     3,259,378      445,776      178,243     1,599,039      356,291      884,882
 Distribution Plan
  expenses..............      1,949,603     1,141,771      145,420       86,010       532,114       54,716      254,022
 Administrative services
  fees..................        113,805       164,939       22,511        8,995        80,696       18,051       44,961
 Transfer agent fee.....        230,037       211,380       16,308       34,803        50,629        3,213       83,727
 Trustees' fees and
  expenses..............          9,126        13,194        1,971          777         6,454        1,427        3,581
 Printing and postage
  expenses..............         36,981        57,013       16,741        9,997        25,112       15,291       20,011
 Custodian fee..........        155,558       224,582       30,891       10,958       111,121       24,171       61,535
 Registration and filing
  fees..................        100,967       132,161       23,252       38,679        18,643       53,934       36,665
 Professional fees......         23,923        25,400       16,408       15,078        18,566       16,003       17,620
 Organization expenses..          3,544             0            0            0             0            0            0
 Other..................         24,140        21,051        5,262        3,370        10,050        4,267        5,950
------------------------------------------------------------------------------------------------------------------------
  Total expenses........      5,353,151     5,250,869      724,540      386,910     2,452,424      547,364    1,412,954
  Less: Fee credits.....        (19,799)      (29,019)      (4,091)      (1,704)      (15,391)      (2,909)      (8,427)
    Fee waivers.........       (613,106)   (2,648,100)    (343,984)    (104,448)   (1,157,575)    (168,760)    (692,114)
------------------------------------------------------------------------------------------------------------------------
  Net expenses..........      4,720,246     2,573,750      376,465      280,758     1,279,458      375,695      712,413
------------------------------------------------------------------------------------------------------------------------
 Net investment income..     22,162,871    30,331,780    4,325,280    1,526,494    15,300,320    3,288,326    8,504,486
------------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
 Net realized gains or
  losses on securities..     (1,454,705)    4,098,226     (342,891)     (28,872)    2,778,803      485,621      561,384
 Net change in
  unrealized gains or
  losses on securities..    (22,959,831)  (40,892,322)  (4,556,607)  (1,714,219)  (20,720,906)  (3,989,123)  (8,663,058)
------------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities..    (24,414,536)  (36,794,096)  (4,899,498)  (1,743,091)  (17,942,103)  (3,503,502)  (8,101,674)
------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............   $ (2,251,665) $ (6,462,316) $  (574,218) $  (216,597) $ (2,641,783) $  (215,176) $   402,812
------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Southern State Municipal Bond Funds

                      Statements of Changes in Net Assets
                           Year Ended August 31, 1999

                            Florida High                                             North         South
                               Income       Florida       Georgia     Maryland      Carolina     Carolina      Virginia
                                Fund          Fund         Fund         Fund          Fund         Fund          Fund
--------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income...   $ 22,162,871  $ 30,331,780  $ 4,325,280  $ 1,526,494  $ 15,300,320  $ 3,288,326  $  8,504,486
 Net realized gains or
  losses on securities...     (1,454,705)    4,098,226     (342,891)     (28,872)    2,778,803      485,621       561,384
 Net change in unrealized
  gains or losses on
  securities.............    (22,959,831)  (40,892,322)  (4,556,607)  (1,714,219)  (20,720,906)  (3,989,123)   (8,663,058)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (2,251,665)   (6,462,316)    (574,218)    (216,597)   (2,641,783)    (215,176)      402,812
--------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A................    (14,558,947)   (7,418,545)    (193,687)  (1,060,735)     (803,944)     (93,636)   (2,486,425)
  Class B................     (5,192,345)   (2,468,347)    (541,679)     (83,056)   (1,937,764)    (181,807)     (477,398)
  Class C................       (170,088)     (365,115)           0         (479)            0            0             0
  Class Y................     (2,239,772)  (20,079,560)  (3,589,179)    (382,791)  (12,558,183)  (3,011,122)   (5,539,677)
 Net realized gains
  Class A................        (74,973)   (3,780,397)     (14,381)    (193,505)      (91,582)     (18,366)     (389,919)
  Class B................        (29,464)   (1,534,947)     (53,890)     (13,002)     (267,867)     (41,464)      (72,121)
  Class C................           (462)     (218,806)           0            0             0            0             0
  Class Y................         (9,770)   (9,607,708)    (281,334)     (40,003)   (1,390,200)    (621,078)     (807,303)
--------------------------------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........    (22,275,821)  (45,473,425)  (4,674,150)  (1,773,571)  (17,049,540)  (3,967,473)   (9,772,843)
--------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................    163,835,903   111,607,259   22,972,969   16,923,916    46,838,306   12,457,133    48,705,756
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........     10,168,812    13,431,089      893,299    1,076,205     3,643,355      665,466     3,294,738
 Payment for shares
  redeemed...............   (101,866,559) (117,840,327) (12,144,895)  (7,210,171)  (40,601,876) (12,497,770)  (30,328,911)
--------------------------------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions..........     72,138,156     7,198,021   11,721,373   10,789,950     9,879,785      624,829    21,671,583
--------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............     47,610,670   (44,737,720)   6,473,005    8,799,782    (9,811,538)  (3,557,820)   12,301,552
 Net assets
 Beginning of period.....    412,638,013   658,207,142   84,120,482   30,973,273   321,319,098   72,588,618   169,163,162
--------------------------------------------------------------------------------------------------------------------------
 End of period...........   $460,248,683  $613,469,422  $90,593,487  $39,773,055  $311,507,560  $69,030,798  $181,464,714
--------------------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment income......   $     59,045  $     61,209  $     1,786  $     3,780  $        699  $     7,458  $      6,935
--------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Southern State Municipal Bond Funds

                      Statements of Changes in Net Assets
                           Year Ended August 31, 1998

                           Florida High                                               North         South
                              Income       Florida       Georgia      Maryland      Carolina       Carolina      Virginia
                               Fund          Fund          Fund       Fund (a)        Fund           Fund          Fund
----------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income..   $ 14,404,889  $ 23,704,595  $  3,189,698  $ 1,012,744  $  12,552,875  $  2,605,376  $  5,474,175
 Net realized gains on
  securities............      1,107,906    12,984,133       798,034      473,737      4,283,776       665,438     1,255,000
 Net change in
  unrealized gains or
  losses on securities..      7,663,569     2,891,671     1,366,421      252,397      4,838,736     1,416,843     1,986,232
----------------------------------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations...........     23,176,364    39,580,399     5,354,153    1,738,878     21,675,387     4,687,657     8,715,407
----------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A...............     (9,795,895)   (6,351,997)     (126,250)    (844,382)      (497,824)      (59,104)   (1,390,153)
  Class B...............     (3,663,854)   (2,070,906)     (479,386)      (5,731)    (1,978,289)     (170,455)     (307,250)
  Class C...............        (16,057)     (203,430)            0            0              0             0             0
  Class Y...............       (929,083)  (15,156,341)   (2,584,062)    (162,631)   (10,076,762)   (2,375,817)   (3,781,622)
 Net realized gains
  Class A...............              0    (2,150,248)            0            0              0        (2,456)            0
  Class B...............              0      (663,807)            0            0              0       (12,377)            0
  Class Y...............              0      (621,250)            0            0              0       (21,740)            0
----------------------------------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders.........    (14,404,889)  (27,217,979)   (3,189,698)  (1,012,744)   (12,552,875)   (2,641,949)   (5,479,025)
----------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold..................    252,388,854   136,308,252    15,601,172    4,430,552    150,840,381    19,131,622    25,373,266
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........      6,665,061     4,934,697       485,610      595,369      1,925,293       267,827     1,324,197
 Payment for shares
  redeemed..............    (44,930,558)  (76,976,941)  (10,236,086)  (8,247,563)  (156,067,198)  (13,218,458)  (23,745,276)
 Net asset value of
  shares issued in
  acquisition
  Evergreen Florida Tax
   Free Fund............              0    72,741,942             0            0              0             0             0
  Common trust funds....              0   347,033,202    61,853,254            0    255,143,064    51,591,389    74,432,035
  Virtus Virginia
   Municipal Bond Fund..              0             0             0            0              0             0    72,717,737
----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting from
   capital share
   transactions.........    214,123,357   484,041,152    67,703,950   (3,221,642)   251,841,540    57,772,380   150,101,959
----------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets..............    222,894,832   496,403,572    69,868,405   (2,495,508)   260,964,052    59,818,088   153,338,341
 Net assets
 Beginning of period....    189,743,181   161,803,570    14,252,077   33,468,781     60,355,046    12,770,530    15,824,821
----------------------------------------------------------------------------------------------------------------------------
 End of period..........   $412,638,013  $658,207,142  $ 84,120,482  $30,973,273  $ 321,319,098  $ 72,588,618  $169,163,162
----------------------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment income.....   $     71,519  $     55,126  $      3,588  $     5,491  $          --  $      2,439  $      5,873
----------------------------------------------------------------------------------------------------------------------------

(a) For the eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31 during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Southern State Municipal Bond Funds

                       Statement of Changes in Net Assets
                         Year Ended September 30, 1997

                                                                    Maryland
                                                                    Fund (a)
-------------------------------------------------------------------------------
Operations
 Net investment income..........................................  $  1,275,863
 Net realized gains on securities...............................       163,436
 Net change in unrealized gains or losses on securities.........       982,703
-------------------------------------------------------------------------------
 Net increase in net assets resulting from operations...........     2,422,002
-------------------------------------------------------------------------------
Distributions to shareholders from
 Net investment income..........................................
 Class A........................................................    (1,015,074)
 Class Y........................................................      (261,815)
-------------------------------------------------------------------------------
 Total distributions to shareholders............................    (1,276,889)
-------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold......................................     2,708,043
 Net asset value of shares issued in reinvestment of
  distributions.................................................       770,265
 Payment for shares redeemed....................................   (11,327,459)
-------------------------------------------------------------------------------
 Net decrease in net assets resulting from capital share
  transactions..................................................    (7,849,151)
-------------------------------------------------------------------------------
 Total decrease in net assets...................................    (6,704,038)
Net assets
 Beginning of year..............................................    40,172,819
-------------------------------------------------------------------------------
 End of year....................................................  $ 33,468,781
-------------------------------------------------------------------------------
Undistributed net investment income.............................  $          0
-------------------------------------------------------------------------------

(a) On February 28, 1998, in conjunction with the acquisition of the Virtus Maryland Municipal Bond Fund by the Maryland Fund, shareholders of Invest-ment Shares and Trust Shares in the Virtus Maryland Municipal Bond Fund be-came owners of that number of full and fractional shares of Class A and Class Y, respectively, of the Maryland Fund. See Note 5.

                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements
1. ORGANIZATION

The Evergreen Southern State Municipal Bond Funds consist of Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Fund"), Evergreen Florida Municipal Bond Fund ("Florida Fund"), Evergreen Georgia Municipal Bond Fund ("Georgia Fund"), Evergreen Maryland Municipal Bond Fund ("Maryland Fund"), Ev-ergreen North Carolina Municipal Bond Fund ("North Carolina Fund"), Evergreen South Carolina Municipal Bond Fund ("South Carolina Fund") and Evergreen Vir-ginia Municipal Bond Fund ("Virginia Fund"), (collectively, the "Funds"). Each Fund, except for Florida High Income Fund which is diversified, is a non-diver-sified series of Evergreen Municipal Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management in-vestment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Florida High Income Fund, Florida Fund and Maryland Fund offer Class A, Class B, Class C and Class Y shares. The Georgia Fund, North Carolina Fund, South Carolina Fund and Virginia Fund offer Class A, Class B and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and de-creases depending on how long the shares have been held. Class B shares pur-chased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their ex-isting conversion rights. Class C shares are sold subject to a contingent de-ferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with simi-lar characteristics. Otherwise, securities for which valuations are not avail-able from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures estab-lished by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. When-issued and Delayed Delivery Transactions
The Funds record when-issued or delayed delivery transactions on the trade date and will segregate with the custodian qualifying assets having a value suffi-cient to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company net tax-ex-empt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distribu-tions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatments of certain losses incurred from November 1, 1998 through August 31, 1999 and market dis-count on securities. For the Florida Fund, these significant differences are primarily due to differing treatment for the capital loss carryforward acquired by Florida Fund in its January 26, 1998 acquisition of Evergreen Florida Tax Free Fund.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

G. Organization Expenses
Organization expenses for Florida High Income Fund are amortized to operations over a five-year period beginning on June 30, 1995 on a straight-line basis. In the event any of the initial shares of the Fund are redeemed by any holder dur-ing the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank ("FUNB"), a subsidiary of First Union, serves as the investment advisor to each Fund and is paid a management fee that is computed daily and paid monthly. FUNB is paid at an annual rate of 0.50% of the Fund's average daily net assets of the Florida Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund. FUNB is paid at an annual rate of 0.60% of the average daily net assets of the Florida High Income Fund.

During the year ended August 31, 1999, the amount of investment advisory fees waived by the investment advisor and the impact on each Fund's expense ratio represented as a percentage of its average net assets were as follows:

                                                     Fees    % of Average
                                                    Waived    Net Assets
                                                  -----------------------
         Florida High Income Fund................ $  613,106    0.14%
         Florida Fund............................  2,380,329    0.36%
         Georgia Fund............................    343,984    0.39%
         Maryland Fund...........................    104,448    0.29%
         North Carolina Fund.....................  1,157,575    0.36%
         South Carolina Fund.....................    168,760    0.24%
         Virginia Fund...........................    692,114    0.39%

Evergreen Investment Services ("EIS"), a subsidiary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-admin-istrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

The administrator and sub-administrator for the Funds are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net assets of each Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and de-cline to 0.004% per annum as net assets increase, to the average daily net as-sets of each Fund.

During the year ended August 31, 1999, the Funds paid or accrued the following amounts for administrative and sub-administrative services:

                                        Administration Sub-administration
                                             Fee              Fee
                                        ---------------------------------
         Florida High Income Fund......    $ 90,486         $23,319
         Florida Fund..................     131,184          33,755
         Georgia Fund..................      17,899           4,612
         Maryland Fund.................       7,153           1,842
         North Carolina Fund...........      64,177          16,519
         South Carolina Fund...........      14,357           3,694
         Virginia Fund.................      35,803           9,158

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net assets of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid at least quarterly.

During the year ended August 31, 1999, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B, and Class C Distribution Plans were as fol-lows:

                                                        Fees   % of Class A
                                                       Waived    Average
                          Class A   Class B   Class C Class A   Net Assets
                          -------------------------------------------------
         Florida High
          Income Fund.... $714,257 $1,195,986 $39,360       --       --
         Florida Fund....  393,781    651,563  96,427 $267,771     0.17%
         Georgia Fund....   10,184    135,236      --       --       --
         Maryland Fund...   62,114     23,760     136       --       --
         North Carolina
          Fund...........   42,617    489,497      --       --       --
         South Carolina
          Fund...........    5,288     49,428      --       --       --
         Virginia Fund...  132,447    121,575      --       --       --

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

On November 24, 1997, as a result of the conversion of common trust funds man-aged by FUNB, the Florida Fund, Georgia Fund, North Carolina Fund, South Caro-lina Fund and Virginia Fund each acquired substantially all of the net assets of comparable common trusts in exchange for Class Y shares of the respective Funds.

On January 26, 1998, the Florida Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Florida Tax Free Fund in exchange for Class A, Class B and Class C shares of Florida Fund.

On February 28, 1998, the Maryland Fund acquired substantially all the assets and assumed certain liabilities of the Virtus Maryland Municipal Bond Fund (the "Virtus Maryland Fund"). Shareholders of Investment Shares and Trust Shares in the Virtus Maryland Fund became owners of that number of full and fractional shares of Class A and Class Y, respectively, of the Maryland Fund having an ag-gregate net asset value equal to the aggregate net asset value of their shares of the Virtus Maryland Fund immediately prior to the close of business on Feb-ruary 28, 1998. The Maryland Fund had no operations prior to the merger. Since both the Maryland Fund and the Virtus Maryland Fund were similar funds, and the Virtus Maryland Fund contributed the majority of the net assets and sharehold-ers, its basis of accounting for assets and liabilities and its operating re-sults for prior periods are carried forward as the accounting survivor.

Also on February 28, 1998, the Virginia Fund acquired all of the assets and certain liabilities of the Virtus Virginia Municipal Bond Fund in exchange for Class A and Class Y shares of the Virginia Fund.

These conversions and acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund immediately after the acquisition are as follows:

                                                              Value of Net     Number of    Unrealized     Net Assets
Acquiring Fund           Acquired Fund                       Assets Acquired Shares Issued Appreciation After Acquisition
-------------------------------------------------------------------------------------------------------------------------
Florida Fund............ Common trust funds*                  $347,033,202    34,976,141   $19,854,472    $511,659,015
Florida Fund............ Evergreen Florida Tax Free Fund        72,741,942     7,227,293     4,750,737     594,416,755
Georgia Fund............ Common trust funds*                    61,853,254     6,111,899     3,242,590      76,999,760
Maryland Fund........... Virtus Maryland Fund                   30,432,133     2,755,733     1,454,944      30,432,133
North Carolina Fund..... Common trust funds*                   255,143,064    24,134,747    12,288,139     317,434,059
South Carolina Fund..... Common trust fund                      51,591,389     5,075,749     2,534,925      59,786,494
Virginia Fund........... Common trust funds*                    74,432,035     7,286,001     2,846,313      81,525,759
Virginia Fund........... Virtus Virginia Municipal Bond Fund    72,717,737     7,026,874     3,850,319     167,168,666

-------
* The Acquiring Fund may have acquired net assets of more than one common trust fund or portion of a common trust fund.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:


Florida High Income Fund

                                        Year Ended August 31,
                           --------------------------------------------------
                                    1999                      1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class A
Shares sold...............  6,022,065  $ 67,119,861  15,959,354  $177,761,562
Shares issued in
 reinvestment of
 distributions............    634,153     7,055,563     418,144     4,657,114
Shares redeemed........... (6,206,580)  (68,781,003) (2,598,089)  (28,920,489)
------------------------------------------------------------------------------
Net increase..............    449,638  $  5,394,421  13,779,409  $153,498,187
------------------------------------------------------------------------------
Class B
Shares sold...............  4,429,234  $ 49,368,416   4,149,563  $ 46,073,049
Shares issued in
 reinvestment of
 distributions............    247,877     2,753,042     168,013     1,869,633
Shares redeemed........... (1,659,509)  (18,418,450)   (968,277)  (10,761,818)
------------------------------------------------------------------------------
Net increase..............  3,017,602  $ 33,703,008   3,349,299  $ 37,180,864
------------------------------------------------------------------------------

                                                          March 6, 1998
                                                     (Commencement of Class
                                 Year Ended            Operations) through
                               August 31, 1999           August 31, 1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class C
Shares sold...............    640,928  $  7,135,431      96,347  $  1,073,544
Shares issued in
 reinvestment of
 distributions............      9,404       103,941       1,202        13,443
Shares redeemed...........   (115,908)   (1,287,087)          0             0
------------------------------------------------------------------------------
Net increase..............    534,424  $  5,952,285      97,549  $  1,086,987
------------------------------------------------------------------------------

                                        Year Ended August 31,
                           --------------------------------------------------
                                    1999                      1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class Y
Shares sold...............  3,610,375  $ 40,212,195   2,468,047  $ 27,480,699
Shares issued in
 reinvestment of
 distributions............     23,071       256,266      11,222       124,871
Shares redeemed........... (1,202,544)  (13,380,019)   (470,406)   (5,248,251)
------------------------------------------------------------------------------
Net increase..............  2,430,902  $ 27,088,442   2,008,863  $ 22,357,319
------------------------------------------------------------------------------

Florida Municipal Fund

                                        Year Ended August 31,
                           --------------------------------------------------
                                    1999                      1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class A
Shares sold...............  2,166,801  $ 21,480,810   5,507,078  $ 54,971,741
Shares issued in
 reinvestment of
 distributions............    526,975     5,201,492     321,220     3,210,363
Shares redeemed........... (4,237,683)  (41,508,980) (2,683,254)  (26,904,074)
Shares issued in
 connection with the
 acquisition of Evergreen
 Florida Tax Free Fund....          0             0   2,449,486    24,653,786
------------------------------------------------------------------------------
Net increase (decrease)... (1,543,907) $(14,826,678)  5,594,530  $ 55,931,816
------------------------------------------------------------------------------
Class B
Shares sold...............  1,015,953  $ 10,084,761     551,773  $  5,530,645
Shares issued in
 reinvestment of
 distributions............    208,178     2,053,007     134,648     1,345,190
Shares redeemed........... (1,357,332)  (13,327,563) (1,191,215)  (11,944,047)
Shares issued in
 connection with the
 acquisition of Evergreen
 Florida Tax Free Fund....          0             0   3,887,072    39,122,963
------------------------------------------------------------------------------
Net increase (decrease)...   (133,201) $ (1,189,795)  3,382,278  $ 34,054,751
------------------------------------------------------------------------------

                                                        January 26, 1998
                                                     (Commencement of Class
                                 Year Ended            Operations) through
                               August 31, 1999           August 31, 1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class C
Shares sold...............    171,468  $  1,716,585      68,683  $    690,529
Shares issued in
 reinvestment of
 distributions............     29,587       291,797       6,601        66,138
Shares redeemed...........   (111,271)   (1,080,242)    (82,843)     (830,261)
Shares issued in
 connection with the
 acquisition of Evergreen
 Florida Tax Free Fund....          0             0     890,735     8,965,193
------------------------------------------------------------------------------
Net increase..............     89,784  $    928,140     883,176  $  8,891,599
------------------------------------------------------------------------------

                                        Year Ended August 31,
                           --------------------------------------------------
                                    1999                      1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class Y
Shares sold...............  7,963,457  $ 78,325,103   7,493,445  $ 75,115,337
Shares issued in
 reinvestment of
 distributions............    594,102     5,884,793      31,324       313,006
Shares redeemed........... (6,315,912)  (61,923,542) (3,720,951)  (37,298,559)
Shares issued in
 connection with the
 acquisition of Common
 trust funds..............          0             0  34,976,141   347,033,202
------------------------------------------------------------------------------
Net increase..............  2,241,647  $ 22,286,354  38,779,959  $385,162,986

--------------------------------------------------------------------------------

Georgia Fund

                                          Year Ended August 31,
                               ----------------------------------------------
                                       1999                    1998
                               ----------------------  ----------------------
                                Shares      Amount      Shares      Amount
------------------------------------------------------------------------------
Class A
Shares sold...................   305,966  $ 3,123,180    215,335  $ 2,200,069
Shares issued in reinvestment
 of distributions.............    13,683      139,514      8,134       83,109
Shares redeemed...............  (253,867)  (2,575,284)   (66,115)    (669,683)
------------------------------------------------------------------------------
Net increase..................    65,782  $   687,410    157,354  $ 1,613,495
------------------------------------------------------------------------------
Class B
Shares sold...................   381,699  $ 3,892,607    284,927  $ 2,895,888
Shares issued in reinvestment
 of distributions.............    42,933      438,417     33,988      346,944
Shares redeemed...............  (181,382)  (1,848,612)  (204,318)  (2,088,089)
------------------------------------------------------------------------------
Net increase..................   243,250  $ 2,482,412    114,597  $ 1,154,743
------------------------------------------------------------------------------
Class Y
Shares sold................... 1,554,435  $15,957,182  1,025,227  $10,505,215
Shares issued in reinvestment
 of distributions.............    30,615      315,368      5,439       55,557
Shares redeemed...............  (757,013)  (7,720,999)  (729,756)  (7,478,314)
Shares issued in connection
 with the acquisition of
 Common trust funds...........         0            0  6,111,899   61,853,254
------------------------------------------------------------------------------
Net increase..................   828,037  $ 8,551,551  6,412,809  $64,935,712

--------------------------------------------------------------------------------

Maryland Fund

                               Year Ended          Eleven Months Ended          Year Ended
                            August 31, 1999          August 31, 1998        September 30, 1997
                         -----------------------  -----------------------  ---------------------
                          Shares       Amount      Shares       Amount      Shares     Amount
-------------------------------------------------------------------------------------------------
Class A*
Shares sold.............   293,892  $  3,264,960    200,179  $  2,197,755   192,865  $ 2,067,713
Shares issued in
 reinvestment of
 distributions..........    87,231       962,253     53,687       590,817    71,862      770,265
Shares redeemed.........  (414,785)   (4,586,001)  (584,040)   (6,428,043) (679,110)  (7,269,728)
-------------------------------------------------------------------------------------------------
Net decrease............   (33,662) $   (358,788)  (330,174) $ (3,639,471) (414,383) $(4,431,750)
-------------------------------------------------------------------------------------------------

                                                      March 27, 1998
                                                  (Commencement of Class
                               Year Ended          Operations) through
                            August 31, 1999          August 31, 1998
                         -----------------------  -----------------------
                          Shares       Amount      Shares       Amount
-------------------------------------------------------------------------
Class B
Shares sold.............   264,441  $  2,922,980     88,301  $    972,888
Shares issued in
 reinvestment of
 distributions..........     6,593        72,249        411         4,552
Shares redeemed.........   (34,744)     (376,172)         0             0
-------------------------------------------------------------------------
Net increase............   236,290  $  2,619,057     88,712  $    977,440
-------------------------------------------------------------------------

                           December 23, 1998
                         (Commencement of Class
                          Operations) through
                            August 31, 1999
                         -----------------------
                          Shares       Amount
-------------------------------------------------------------------------
Class C
Shares sold.............     3,217  $     35,602
Shares issued in
 reinvestment of
 distributions..........        43           469
Shares redeemed.........      (455)       (4,992)
---------------------------------------------------------------------------
Net increase............     2,805  $     31,079
---------------------------------------------------------------------------

                               Year Ended          Eleven Months Ended          Year Ended
                            August 31, 1999          August 31, 1998        September 30, 1997
                         -----------------------  -----------------------  ---------------------
                          Shares       Amount      Shares       Amount      Shares     Amount
-------------------------------------------------------------------------------------------------
Class Y*
Shares sold.............   978,698  $ 10,700,374    114,329  $  1,259,909    59,419  $   640,330
Shares issued in
 reinvestment of
 distributions..........     3,715        41,234          0             0         0            0
Shares redeemed.........  (204,492)   (2,243,006)  (167,074)   (1,819,520) (380,036)  (4,057,731)
-------------------------------------------------------------------------------------------------
Net increase
 (decrease).............   777,921  $  8,498,602    (52,745) $   (559,611) (320,617) $(3,417,401)
-------------------------------------------------------------------------------------------------

* On February 28, 1998, in conjunction with the acquisition of the Virtus Mary-land Municipal Bond Fund by the Maryland Fund, shareholders of Investment Shares and Trust Shares in the Virtus Maryland Municipal Bond Fund became owners of that number of full and fractional shares of Class A and Class Y, respectively, of the Maryland Fund. See Note 5.

North Carolina Fund

                                        Year Ended August 31,
                          ----------------------------------------------------
                                   1999                       1998
                          ------------------------  --------------------------
                            Shares       Amount       Shares        Amount
-------------------------------------------------------------------------------
Class A
Shares sold..............    548,243  $  5,825,507      906,792  $   9,704,553
Shares issued in
 reinvestment of
 distributions...........     57,810       615,583       32,895        351,292
Shares redeemed..........   (294,568)   (3,140,795)    (267,487)    (2,855,066)
-------------------------------------------------------------------------------
Net increase.............    311,485  $  3,300,295      672,200  $   7,200,779
-------------------------------------------------------------------------------
Class B
Shares sold..............    424,453  $  4,543,408      411,810  $   4,390,935
Shares issued in
 reinvestment of
 distributions...........    153,483     1,635,617      138,795      1,480,873
Shares redeemed..........   (608,158)   (6,461,589)    (647,645)    (6,889,422)
-------------------------------------------------------------------------------
Net decrease.............    (30,222) $   (282,564)     (97,040) $  (1,017,614)
-------------------------------------------------------------------------------
Class Y
Shares sold..............  3,440,359  $ 36,469,391   12,832,868  $ 136,744,893
Shares issued in
 reinvestment of
 distributions...........    129,785     1,392,155        8,699         93,128
Shares redeemed.......... (2,914,981)  (30,999,492) (13,727,028)  (146,322,710)
Shares issued in
 connection with the
 acquisition of Common
 trust funds.............          0             0   24,134,747    255,143,064
-------------------------------------------------------------------------------
Net increase.............    655,163  $  6,862,054   23,249,286  $ 245,658,375

--------------------------------------------------------------------------------

South Carolina Fund

                                        Year Ended August 31,
                           --------------------------------------------------
                                    1999                      1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class A
Shares sold...............    106,193  $  1,089,296      91,036  $    940,429
Shares issued in
 reinvestment of
 distributions............      7,645        78,365       3,523        36,197
Shares redeemed...........    (44,615)     (454,257)    (29,261)     (298,275)
------------------------------------------------------------------------------
Net increase..............     69,223  $    713,404      65,298  $    678,351
------------------------------------------------------------------------------
Class B
Shares sold...............    177,649  $  1,816,333      61,561  $    634,986
Shares issued in
 reinvestment of
 distributions............     15,297       156,799      12,822       131,600
Shares redeemed...........    (79,709)     (816,909)   (109,281)   (1,123,248)
------------------------------------------------------------------------------
Net increase (decrease)...    113,237  $  1,156,223     (34,898) $   (356,662)
------------------------------------------------------------------------------
Class Y
Shares sold...............    934,454  $  9,551,504   1,713,385  $ 17,556,207
Shares issued in
 reinvestment of
 distributions............     41,643       430,302       9,773       100,030
Shares redeemed........... (1,091,620)  (11,226,604) (1,145,988)  (11,796,935)
Shares issued in
 connection with the
 acquisition of Common
 trust funds..............          0             0   5,075,749    51,591,389
------------------------------------------------------------------------------
Net income (decrease).....   (115,523) $ (1,244,798)  5,652,919  $ 57,450,691

--------------------------------------------------------------------------------

Virginia Fund

                                          Year Ended August 31,
                             --------------------------------------------------
                                      1999                      1998
                             ------------------------  ------------------------
                               Shares       Amount       Shares       Amount
--------------------------------------------------------------------------------
Class A
Shares sold................     856,960  $  8,865,581     532,512  $  5,479,932
Shares issued in
 reinvestment of
 distributions.............     199,536     2,060,558      99,072     1,023,118
Shares redeemed............  (1,178,483)  (12,163,094)   (918,424)   (9,485,982)
Shares issued in connection
 with the acquisition of
 Virtus Virginia Municipal
 Bond Fund.................           0             0   5,187,357    53,681,427
--------------------------------------------------------------------------------
Net increase (decrease)....    (121,987) $ (1,236,955)  4,900,517  $ 50,698,495
--------------------------------------------------------------------------------
Class B
Shares sold................     836,344  $  8,632,698     239,158  $  2,460,495
Shares issued in
 reinvestment of
 distributions.............      41,468       426,711      22,646       233,301
Shares redeemed............    (180,842)   (1,855,222)    (73,319)     (755,073)
--------------------------------------------------------------------------------
Net increase...............     696,970  $  7,204,187     188,485  $  1,938,723
--------------------------------------------------------------------------------
Class Y
Shares sold................   3,026,297  $ 31,207,477   1,691,800  $ 17,432,839
Shares issued in
 reinvestment of
 distributions.............      77,779       807,469       6,584        67,778
Shares redeemed............  (1,578,685)  (16,310,595) (1,310,177)  (13,504,221)
Shares issued in connection
 with the acquisition of:
Common trust funds.........           0             0   7,286,001    74,432,035
Virtus Virginia Municipal
 Bond Fund.................           0             0   1,839,517    19,036,310
--------------------------------------------------------------------------------
Net increase...............   1,525,391  $ 15,704,351   9,513,725  $ 97,464,741
--------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended August 31, 1999:

                                                  Cost of      Proceeds
                                                 Purchases    from Sales
                                              ---------------------------
         Florida High Income Fund.............. $193,679,446 $126,967,194
         Florida Fund..........................  357,658,065  388,701,849
         Georgia Fund..........................   36,993,624   29,104,995
         Maryland Fund.........................   24,506,912   13,704,089
         North Carolina Fund...................  125,126,700  129,584,038
         South Carolina Fund...................   24,479,698   26,999,230
         Virginia Fund.........................   65,989,356   54,022,121

On August 31, 1999, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes were as follows:

                                               Gross       Gross    Net Unrealized
                                            Unrealized  Unrealized      Gains
                                 Tax Cost      Gains      Losses       (Losses)
                                       -------------------------------------------
      Florida High Income
       Fund................... $460,057,482 $ 4,981,916 $13,307,475  $(8,325,559)
      Florida Fund............  617,529,181  10,396,586  15,621,602   (5,225,016)
      Georgia Fund............   90,955,118   2,483,130   1,598,911      884,219
      Maryland Fund...........   39,598,020     415,325     694,214     (278,889)
      North Carolina Fund.....  307,804,182   6,828,008   6,751,293       76,715
      South Carolina Fund.....   69,590,124   1,208,129     718,376      489,753
      Virginia Fund...........  177,907,120   3,027,845   2,441,032      586,813

As of August 31, 1999, the Florida Fund had a capital loss carryforward for federal income tax purposes of approximately $1,899,000 which expires as fol-lows: $810,000 expiring in 2001 and $1,089,000 expiring in 2004. Florida Fund's capital loss carryforward was created as a result of the January 26, 1998 ac-quisition of substantially all the assets and assumption of certain liabilities of Evergreen Florida Tax Free Fund in exchange for Florida Fund shares. In ac-cordance with income tax regulations, certain Florida Fund gains may not be used to offset this capital loss carryforward.

Capital losses incurred after October 31 within a Fund's fiscal year are deemed to arise on the first business day of the Fund's following fiscal year. For the fiscal year ended August 31, 1999, Florida High Income Fund,

Georgia Fund and Maryland Fund have incurred and elected to defer $1,725,881, $494,512 and $151,245 of such capital losses, respectively.

8. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average net assets were as follows:

                                                    Total
                                                 Fee Credits % of Average
                                                  Received    Net Assets
                                                -----------------------
         Florida High Income Fund...............   $19,799       0.00%
         Florida Fund...........................    29,019       0.00%
         Georgia Fund...........................     4,091       0.00%
         Maryland Fund..........................     1,704       0.00%
         North Carolina Fund....................    15,391       0.00%
         South Carolina Fund....................     2,909       0.00%
         Virginia Fund..........................     8,427       0.00%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly in-stallments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provided an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum was incurred on the unused portion of the committed facility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street served as administrative agent for the Banks, and as administra-tive agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provided an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement were unaffected. This agreement was terminated on July 27, 1999.

On July 27, 1999, all of the Evergreen Funds and a group of banks (the "Lend-ers") entered into a credit agreement. Under this agreement, the Lenders pro-vide an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. The credit facility is allocated, under the terms of the financing agreement, among the Lenders. The credit facility is accessed by the Funds for temporary or emergency purposes to fund the redemption of their shares or as general working capital as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.75% per annum above the Fed-eral Funds rate (1.50% per annum above the Federal Funds rate during the period from and including Decem-ber 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused portion of the revolving credit commitment. The commitment fee is allocated to all funds. For its assis-tance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the funds and as paying agent is entitled to a fee of $20,000 per an-num which is allocated to all of the funds.

During the year ended August 31, 1999, the Florida High Income Fund had average borrowings outstanding of $142,195 at a rate of 5.86% and paid interest of $8,335.

11. CONCENTRATION OF CREDIT RISK

Each Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. CHANGE IN INDEPENDENT AUDITORS

Based on the recommendation of the Audit Committee of the Florida High Income Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the Fund's independent auditor and voted to appoint KPMG LLP for the Fund's fiscal year ended August 31, 1999. During the two most recent fiscal years, PricewaterhouseCoopers LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncer-tainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through June 18, 1999, there were no disagreements between the Florida High Income Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not re-solved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial state-ments for such years.

                          Independent Auditors' Report
The Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments of Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Mu-nicipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, and Evergreen Virginia Municipal Bond Fund, portfolios of the Evergreen Municipal Trust, as of August 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the years or periods as described on pages 16 to 29, except the Evergreen Florida High Income Municipal Bond Fund for the year ended August 31, 1998 and the Ev-ergreen Maryland Municipal Bond Fund for the years or periods ended September 30, 1997 and prior, see below. These financial statements and financial high-lights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Evergreen Florida High Income Municipal Bond Fund, the statement of changes in net assets and financial highlights for each of the years of periods ended prior to the year ended August 31, 1999 were audited by other auditors, whose report dated October 14, 1998, expressed an unqualified opinion on the financial statement and financial highlights. For the Evergreen Maryland Municipal Bond Fund, the statement of changes in net assets and finan-cial highlights for each of the years or periods ended prior to the eleven-month period ended August 31, 1998 were audited by other auditors, whose report dated November 7, 1997, expressed an unqualified opinion on the financial statement and financial highlights.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Au-gust 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the Evergreen Municipal Trust as of August 31, 1999, the results of their operations, changes in their net assets and financial high-lights for each of the years or periods described above in conformity with gen-erally accepted accounting principles.

                                   [KPMG Signature Appears Here]

Boston, Massachusetts
October 8, 1999

                       Additional Information (Unaudited)

                   FEDERAL INCOME TAX STATUS OF DISTRIBUTIONS

 For the fiscal year ended August 31, 1999, the following percentages represent the portion of dividends from net investment income which are exempt from federal income tax, other than alternative minimum tax:

         Florida High Income Fund.................................. 99.95%
         Florida Fund.............................................. 99.65%
         Georgia Fund.............................................. 99.89%
         Maryland Fund............................................. 99.99%
         North Carolina Fund....................................... 99.53%
         South Carolina Fund....................................... 99.79%
         Virginia Fund............................................. 99.82%

 Pursuant to section 852 of the Internal Revenue Code, the Funds have designated the following amounts as long-term capital gain distribu-tions for the fiscal year ended August 31, 1999:

                                                     Aggregate  Per Share
                                                 --------------------
         Florida High Income Fund.................. $    99,893  $0.003
         Florida Fund..............................  14,880,791   0.228
         Georgia Fund..............................     229,076   0.028
         Maryland Fund.............................     189,600   0.066
         North Carolina Fund.......................   1,631,029   0.055
         South Carolina Fund.......................     651,481   0.092
         Virginia Fund.............................   1,183,139   0.072


 YEAR 2000

 Like other investment companies, the Funds could be adversely af-fected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this po-tential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this prob-lem.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund


Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Select Equity Index Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund


Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com

28528                                                         543699       10/99


                                                       ------------------
                                                            BULK RATE
                                                           U.S. POSTAGE
                                                               PAID
                                                           PERMIT NO. 19
                                                             HUDSON, MA
                                                       ------------------

[LOGO OF EVERGREEN FUNDS APPEARS HERE]
200 Berkeley Street
Boston, MA 02116>